       As filed with the Securities and Exchange Commission on February 26, 1998
                                                      Registration Nos. 33-71686
                                                                        811-8154

                          SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C.  20549

                          ----------------------------------
                                       FORM N-4

               REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                            POST-EFFECTIVE AMENDMENT NO. 6


                                        AND/OR

           REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                   AMENDMENT NO. 15



                                  SEPARATE ACCOUNT A
                                          OF
                         FIRST FORTIS LIFE INSURANCE COMPANY
                              (Exact Name of Registrant)

                          ----------------------------------


                         FIRST FORTIS LIFE INSURANCE COMPANY
                                 (Name of Depositor)
                              220 Salina Meadows Parkway
                               Syracuse, New York 13212
                 (Address of Depositor's Principal Executive Offices)


                  Depositor's Telephone Number, including Area Code:
                                     315-451-0066

                          ----------------------------------

                               DAVID A. PETERSON, ESQ.
                                 500 Bielenberg Drive
                              Woodbury, Minnesota 55125
                       (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

                          ----------------------------------

It is proposed that this filing will be come effective (check appropriate box):

          immediately upon filing pursuant to paragraph (b) of Rule 485.
     ----

          on               pursuant to paragraph (b) of Rule 485.
     ----    -------------

          60 days after filing pursuant to paragraph (a)(1) of Rule 485.
     ----

       X  On May 1, 1998 pursuant to paragraph (a)(1) of Rule 485.
     ----

     If appropriate, check the following box:


           This post effective amendment designates a new effective date for a ---- previously filed post effective amendment.


                          ----------------------------------

                                VARIABLE ACCOUNT A OF
                         FIRST FORTIS LIFE INSURANCE COMPANY

                        Cross Reference Sheet Showing Location
                           of Information in Prospectus or
                          Statement of Additional Information
                        --------------------------------------


Form N-4                           Prospectus Caption
--------                           ------------------

1.  Cover Page                     Cover Page

2.  Definitions                    Special Terms Used in This Prospectus

3.  Synopsis of Highlights         Summary of Contract Features

4.  Condensed Financial            Further Information About First Fortis
     Information

5.  General Description of         Cover Page; Summary of Contract
    Registrant, Depositor and      Features; First Fortis Life
    Portfolio Companies            Insurance Company; The Variable Account;
                                   Series Fund; The Fixed Account; Further
                                   Information About Fortis

6.  Deductions                     Summary of Contract Features; Charges and
                                   Deductions

7.  General Description of         Accumulation Period; General Provisions
    Variable Annuity Contracts

8.  Annuity Period                 The Annuity Period

9.  Death Benefit                  Summary of Contract Features; Accumulation
                                   Period

10. Purchase and Contract Value    Accumulation Period

11. Redemptions                    Summary of Contract Features; Total and
                                   Partial Surrenders

12. Taxes                          Summary of Contract Features; Federal Tax
                                   Matters

13. Legal Proceedings              None

14. Table of Contents of the       Contents of the Statement of
    Statement of Additional        Additional Information
    Information

15. Cover Page                     Cover Page

16. Table of Contents              Table of Contents

Form N-4 (cont'd.)                 Statement of Additional Information
--------                           -----------------------------------

17. General Information and        Ownership of Securities (in Prospectus)
    History

18. Services                       Services

19. Purchase of Securities Being   Reduction in Charges
    Offered

20. Underwriters                   Services

21. Calculation of Performance     Appendix A to Statement of
    Data                           Additional Information

22. Annuity Payments               Calculation of Annuity Payments

23. Financial Statements           Variable Account Financial Statements

FIRST FORTIS MASTERS VARIABLE ANNUITY

Flexible Premium Deferred

Combination Variable and Fixed Annuity Contracts


PROSPECTUS DATED
May 1, 1998



[FORTIS LOGO]



FIRST FORTIS LIFE INSURANCE COMPANY
MAILING ADDRESS:     STREET ADDRESS:                PHONE: 1-800-745-8248
P.O. BOX 3249        220 SALINA MEADOWS PARKWAY
SYRACUSE             SUITE 255
NEW YORK 13220       SYRACUSE
                     NEW YORK 13212


This Prospectus describes flexible premium deferred combination variable and fixed annuity contracts (a "Contract") issued by First Fortis Life Insurance Company ("First Fortis"). The minimum initial purchase payment is generally $5,000 and is $1,000 for each subsequent purchase payment.


A Contract allows you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through First Fortis' Fixed Account or a variable return accumulation option through Separate Account A (the "Variable Account") of First Fortis, or a combination of these two options. Under the variable rate accumulation option, you can choose among one or more of the following investment portfolios of Fortis Series Fund, Inc. (the "Series Fund"):
Money Market Series, U.S. Government Securities Series, Diversified Income Series, Global Bond Series, High Yield Series, Asset Allocation Series, Global Asset Allocation Series, Value Series, Growth & Income Series, S&P 500 Index Series, Blue Chip Stock Series, Growth Stock Series, Global Growth Series, International Stock Series, Aggressive Growth Series, Small Cap Value Series, Mid Cap Stock Series, and Large Cap Growth Series. The accompanying Prospectus for Fortis Series Fund describes the investment objectives, policies and risks of each of the Portfolios. Under the guaranteed interest accumulation option, you can choose among ten different guarantee periods, each of which has its own interest rate.


The Contract provides several different types of retirement and death benefits, including fixed and variable annuity income options. Within limits, you may make partial surrenders of the Contract Value or may totally surrender the Contract for its Cash Surrender Value.

You have the right to examine a Contract for ten days from the time you receive the Contract and return it for a refund of the full Contract Value.

This Prospectus gives prospective investors information about the Contracts that they should know before investing. This Prospectus must be accompanied by a current Prospectus of Fortis Series Fund, Inc. Both Prospectuses should be read carefully and kept for future reference.


A Statement of Additional Information, dated May 1, 1998, about certain aspects of the Contracts has been filed with the Securities and Exchange Commission and is available without charge, from First Fortis at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 21 of this Prospectus.


THESE CONTRACTS ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


97104 (Ed. 5/98)

TABLE OF CONTENTS


                                                                            PAGE
Special Terms Used in this Prospectus...................................       3
Information Concerning Fees and Charges.................................       4
Summary of Contract Features............................................       6
First Fortis Life Insurance Company.....................................       7
The Variable Account....................................................       7
Series Fund.............................................................       8
The Fixed Account.......................................................       8
    - Guaranteed Interest Rates/Guarantee Periods.......................       8
    - Market Value Adjustment...........................................       8
    - Investments by First Fortis.......................................       9
Accumulation Period.....................................................       9
    - Issuance of a Contract and Purchase Payments......................       9
    - Contract Value....................................................      10
    - Allocation of Purchase Payments and Contract Value................      10
    - Total and Partial Surrenders......................................      11
    - Benefit Payable on Death of Annuitant or Contract Owner...........      11
The Annuity Period......................................................      12
    - Annuity Commencement Date.........................................      12
    - Commencement of Annuity Payments..................................      12
    - Relationship Between Subaccount Investment Performance and Amount
      of Variable Annuity Payments......................................      12
    - Annuity Forms.....................................................      12
    - Death of Annuitant or Other Payee.................................      13
Charges and Deductions..................................................      13
    - Premium Taxes.....................................................      13
    - Charges Against the Variable Account..............................      13
    - Tax Charge........................................................      13
    - Surrender Charge..................................................      13
    - Miscellaneous.....................................................      14
    - Reduction of Charges..............................................      14
General Provisions......................................................      14
    - The Contracts.....................................................      14
    - Postponement of Payment...........................................      14
    - Misstatement of Age or Sex and Other Errors.......................      14
    - Assignment........................................................      14
    - Beneficiary.......................................................      14
    - Reports...........................................................      15
Rights Reserved By First Fortis.........................................      15
Distribution............................................................      15
Federal Tax Matters.....................................................      15
Further Information about First Fortis..................................      17
    - General...........................................................      17
    - Selected Financial Data...........................................      18
Management's Discussion and Analysis of Financial Condition and Results
 of Operations..........................................................      18
Directors and Executive Officers........................................      18
    - Executive Compensation............................................      19
    - Ownership of Securities...........................................      20
Voting Privileges.......................................................      20
Legal Matters...........................................................      20
Other Information.......................................................      20
Contents of Statement of Additional Information.........................      20
First Fortis Financial Statements.......................................      20
Appendix A--Sample Market Value Adjustment Calculations.................     A-1
Appendix B--Sample Death Benefit Calculations...........................     B-1
Appendix C--Explanation of Expense Calculations.........................     C-1


THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FIRST FORTIS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FIRST FORTIS.

SPECIAL TERMS USED IN THIS PROSPECTUS

ACCUMULATION PERIOD             The time period under a Contract between the
                                Contract Issue Date and the Annuity Commencement
                                Date.
ACCUMULATION UNIT               A unit of measure used to calculate a Contract
                                Owner's interest in the Variable Account during
                                the Accumulation Period.
ANNUITANT                       A person during whose life annuity payments are
                                to be made by First Fortis under the Contract.
ANNUITY COMMENCEMENT DATE       The date on which the Annuity Period commences.
ANNUITY PERIOD                  The time period following the Accumulation
                                Period, during which annuity payments are made
                                by First Fortis.
ANNUITY UNIT                    A unit of measurement used to calculate variable
                                annuity payments.
BENEFICIARY                     The person entitled to receive benefits under
                                the terms of the Contract.
CASH SURRENDER VALUE            The amount payable to the Contract Owner on
                                surrender of the Contract after all applicable
                                adjustments and deduction of all applicable
                                charges.
CONTRACT ISSUE DATE             The date on which the Contract becomes effective
                                as shown on the Contract Data Page.
CONTRACT OWNER                  The person or company named in the application
                                for a Contract, who is entitled to exercise all
                                rights and privileges of ownership under the
                                Contract during the Accumulation Period.
CONTRACT VALUE                  The sum of the Fixed Account Value and the
                                Variable Account Value.
FIXED ACCOUNT                   The name of the alternative under which purchase
                                payments are allocated to First Fortis' General
                                Account.
FIXED ACCOUNT VALUE             The amount of your Contract Value which is in
                                the Fixed Account.
FIXED ANNUITY OPTION            An annuity option under which First Fortis
                                promises to pay the Annuitant or any other payee
                                that you designate one or more fixed payments.
GENERAL ACCOUNT                 All assets of First Fortis other than those in
                                the Variable Account, and other than those in
                                any other legally segregated separate account
                                established by First Fortis.
GUARANTEED INTEREST RATE        The rate of interest we credit during any
                                Guarantee Period, on an effective annual basis.
GUARANTEE PERIOD                The period for which a Guaranteed Interest Rate
                                is credited.
HOME OFFICE                     Our office at 220 Salina Meadows Parkway,
                                Syracuse, New York 13220; 1-800-745-8248;
                                Mailing address: P.O. Box 3249, Syracuse NY
                                13220.
MARKET VALUE ADJUSTMENT         Positive or negative adjustment in Fixed Account
                                Value that we make if such value is paid out
                                more than fifteen days before or after the end
                                of a Guarantee Period in which it was being
                                held.
NET PURCHASE PAYMENT            The gross amount of a purchase payment less any
                                applicable premium taxes or similar governmental
                                assessments.
NON-QUALIFIED CONTRACTS         Contracts that do not qualify for the special
                                federal income tax treatment applicable in
                                connection with certain retirement plans.
PORTFOLIO                       Each separate investment portfolio of Series
                                Fund eligible for investment by the Variable
                                Account.
QUALIFIED CONTRACTS             Contracts that are qualified for the special
                                federal income tax treatment applicable in
                                connection with certain retirement plans.
SERIES FUND                     Fortis Series Fund, Inc., a diversified,
                                open-end management investment company in which
                                the Variable Account invests.
SEVEN YEAR ANNIVERSARY          The seventh anniversary of a Contract Issue
                                Date, and each subsequent seventh anniversary of
                                that date.
SUBACCOUNTS                     The several Subaccounts of the Variable Account,
                                each of which invests its assets in a different
                                Portfolio.
VALUATION DATE                  All business days except, with respect to any
                                Subaccount, days on which the related Portfolio
                                does not value its shares. Generally, the
                                Portfolios value their shares on each day the
                                New York Stock Exchange is open.
VALUATION PERIOD                The period that starts at the close of regular
                                trading on the New York Stock Exchange on a
                                Valuation Date and ends at the close of regular
                                trading on the exchange on the next succeeding
                                Valuation Date.
VARIABLE ACCOUNT                The segregated asset account referred to as
                                Separate Account A of First Fortis Life
                                Insurance Company established to receive and
                                invest purchase payments under Contracts.
VARIABLE ACCOUNT VALUE          The amount of your Contract Value in the
                                Subaccounts of the Variable Account.
VARIABLE ANNUITY OPTION         An annuity option under which First Fortis
                                promises to pay the Annuitant or any other payee
                                chosen by you one or more payments which vary in
                                amount in accordance with the net investment
                                experience of the Subaccounts selected by the
                                Annuitant.
WRITTEN REQUEST                 A written, signed and dated request, in form and
                                substance satisfactory to First Fortis and
                                received at our Home Office.

INFORMATION CONCERNING FEES AND CHARGES

CONTRACT OWNER TRANSACTION CHARGES

Front-End Sales Charge Imposed on Purchases.................       0%
Maximum Surrender Charge for Sales Expenses.................       7%(1)

                                     SURRENDER CHARGE AS A
    NUMBER OF YEARS SINCE           PERCENTAGE OF PURCHASE
PURCHASE PAYMENT WAS CREDITED               PAYMENT
------------------------------      -----------------------
                   Less than 1                 7%
    At least 1 but less than 2                 6%
    At least 2 but less than 3                 5%
    At least 3 but less than 4                 4%
    At least 4 but less than 5                 3%
    At least 5 but less than 6                 2%
    At least 6 but less than 7                 1%
                     7 or more                 0%

       Other Surrender Fees.................................       0%
       Exchange Fee.........................................       0%

ANNUAL CONTRACT ADMINISTRATION CHARGE.......................  $    0

VARIABLE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

       Mortality and Expense Risk Charge....................     1.25%
       Variable Account Administrative Charge...............      .10%
                                                                  ---
         Total Variable Account Annual Expenses.............     1.35%

------------------------
(1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of "new purchase payments" as defined under the heading "surrender charge," or payment of a death benefit.

MARKET VALUE ADJUSTMENT WITH RESPECT TO FIXED ACCOUNT

Surrenders and other withdrawals from the Fixed Account more than fifteen days from the end of a Guarantee Period are subject to a Market Value Adjustment. The Market Value Adjustment may increase or reduce the Fixed Account Value. It is computed pursuant to a formula that is described in more detail under "Market Value Adjustment."

SERIES FUND ANNUAL EXPENSES (A)

                                                               MONEY    U.S. GOVERNMENT   DIVERSIFIED    GLOBAL     HIGH
                                                              MARKET      SECURITIES         INCOME       BOND      YIELD
                                                              SERIES        SERIES           SERIES      SERIES    SERIES
                                                              -------   ---------------   ------------   -------   -------
Investment Advisory and Management Fee......................
Other Expenses..............................................
Total Series Fund Operating Expenses........................

                                                                GLOBAL
                                                                 ASSET         ASSET                GROWTH &
                                                              ALLOCATION    ALLOCATION     VALUE     INCOME
                                                                SERIES        SERIES      SERIES     SERIES
                                                              -----------   -----------   -------   --------
Investment Advisory and Management Fee......................
Other Expenses..............................................
Total Series Fund Operating Expenses........................


                                                        S&P 500    BLUE CHIP                     MID CAP    SMALL CAP    GLOBAL
                                                         INDEX       STOCK      INTERNATIONAL     STOCK       VALUE      GROWTH
                                                         SERIES      SERIES      STOCK SERIES     SERIES      SERIES     SERIES
                                                        --------   ----------   --------------   --------   ----------   -------
Investment Advisory and Management Fee................
Other Expenses........................................
Total Series Fund Operating Expenses..................

                                                        LARGE CAP    GROWTH
                                                          GROWTH      STOCK     AGGRESSIVE
                                                          SERIES     SERIES    GROWTH SERIES
                                                        ----------   -------   -------------
Investment Advisory and Management Fee................
Other Expenses........................................
Total Series Fund Operating Expenses..................


------------------------------

(a) As a percentage of Series average net assets based on 1997 historical data, except that for Small Cap Value Series, Mid Cap Stock Series and Large Cap Growth Series these amounts are based upon estimates for their current fiscal year.

EXAMPLES*

If you SURRENDER your Contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
Money Market Series...............................
U.S. Government Securities Series.................
Diversified Income Series.........................
Global Bond Series................................
High Yield Series.................................
Global Asset Allocation Series....................
Asset Allocation Series...........................
Value Series......................................
Growth & Income Series............................
S&P 500 Index Series..............................
Blue Chip Stock Series............................
International Stock Series........................
Mid Cap Stock Series..............................
Small Cap Value Series............................
Global Growth Series..............................
Large Cap Growth Series...........................
Growth Stock Series...............................
Aggressive Growth Series..........................


If you COMMENCE AN ANNUITY PAYMENT OPTION, or do NOT surrender your Contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
Money Market Series...............................
U.S. Government Securities Series.................
Diversified Income Series.........................
Global Bond Series................................
High Yield Series.................................
Global Asset Allocation Series....................
Asset Allocation Series...........................
Value Series......................................
Growth & Income Series............................
S&P 500 Index Series..............................
Blue Chip Stock Series............................
International Stock Series........................
Mid Cap Stock Series..............................
Small Cap Value Series............................
Global Growth Series..............................
Large Cap Growth Series...........................
Growth Stock Series...............................
Aggressive Growth Series..........................


------------------------

    * Does not include the effect of any Market Value Adjustment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                            ------------------------

The foregoing tables and examples are included to assist you in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts and Series Fund. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.

See Appendix C for an explanation of the calculation of the amounts set forth above.

SUMMARY OF CONTRACT FEATURES

The following summary should be read in conjunction with the detailed information in this Prospectus.

The Contracts are designed to provide individuals with retirement benefits through the accumulation of Net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

"We," "our," and "us" mean First Fortis Life Insurance Company. "You" and "your" mean a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract.

PURCHASE PAYMENTS


The initial purchase payment under a Contract must be at least $5,000 ($2,000 for a Contract pursuant to a qualified contract). Additional purchase payments under a Contract must be at least $1,000 ($50 for a Contract pursuant to a qualified contract). See "Issuance of a Contract and Purchase Payments."


On the Contract Issue Date, the initial purchase payment is allocated, as specified by the Contract Owner in the Contract application, among one or more of the Subaccounts of the Variable Account, or to one or more of the Guarantee Periods in the Fixed Account, or to a combination thereof. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the Contract Owner may subsequently request In Writing.

VARIABLE ACCOUNT INVESTMENT OPTIONS

Each of the Subaccounts of the Variable Account invests in shares of a corresponding Portfolio of Series Fund. Contract Value in each of the Subaccounts of the Variable Account will vary to reflect the investment experience of each of the corresponding Portfolios, as well as deductions for certain charges.

Each Portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc or a subadviser of Fortis Advisers, Inc. A full description of the Portfolios and their investment objectives, policies, risks and expenses can be found in the current Prospectus for Series Fund, which accompanies this Prospectus, and Series Fund Statement of Additional Information which is available upon request.

FIXED ACCOUNT INVESTMENT OPTIONS

Any amount allocated by the Contract Owner to the Fixed Account earns a Guaranteed Interest Rate. The level of the Guaranteed Interest Rate depends on the length of the Guarantee Period selected by the Contract Owner. We currently make available ten different Guarantee Periods, ranging from one to ten years.

If amounts are transferred, surrendered or otherwise paid out more than fifteen days before or after the end of the applicable Guarantee Period, a Market Value Adjustment will be applied to increase or decrease the amount of Fixed Account Value that is paid out. Accordingly, the Market Value Adjustment can result in gains or losses to you.

For a more complete discussion of the Fixed Account investment options and the Market Value Adjustment, see "The Fixed Account."

TRANSFERS

During the Accumulation Period, you can transfer all or part of your Contract Value from one Subaccount to another or into the Fixed Account and, subject to any Market Value Adjustment, from one Guarantee Period to another or into a Subaccount. There is currently no charge for these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a Subaccount during the Accumulation Period. During the Annuity Period the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Value--Transfers."

TOTAL OR PARTIAL SURRENDERS

Subject to certain conditions, all or part of the Contract Value may be surrendered by the Contract Owner before the earlier of the Annuitant's death or the Annuity Commencement Date. Amounts surrendered may be subject to a surrender charge and, in addition, amounts surrendered from the Fixed Account may be subject to a Market Value Adjustment. See "Total and Partial Surrenders," "Surrender Charge" and "Market Value Adjustment." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."

ANNUITY PAYMENTS

The Contract provides several types of annuity benefits to Contract Owners or other persons they properly designate to receive such payments, including Fixed and Variable Annuity Options. The Contract Owner has considerable flexibility in choosing the Annuity Commencement Date. However, the tax implications of an Annuity Commencement Date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Forms" and "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT

In the event that the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, a death benefit is payable. See "Benefit Payable on Death of Annuitant or Contract Owner."

RIGHT TO EXAMINE THE CONTRACT

The Contract Owner can cancel a Contract by delivering or mailing it, together with a Written Request, to First Fortis' Home Office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the Contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by First Fortis on the date postmarked. First Fortis will pay you the then current Contract Value.

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

Certain rights you would otherwise have under a Contract may be limited by the terms of any applicable employee benefit plan. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Contract is issued.

The record owner of Contracts may be an employer (or the employer's designee) in connection with an employee benefit plan. In the latter cases, certain rights that a Contract Owner otherwise would have under a Contract may be reserved instead by the employer.

TAX IMPLICATIONS

The tax implications for Contract Owners or any other persons who may receive payments under a Contract, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a Contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS

Any question about procedures of the Contract should be directed to your sales representative, or First Fortis' Home Office: P.O. Box 3249, Syracuse, NY 13220; 1-800-745-8248. Purchase payments and Written Requests should be mailed or delivered to the same Home Office address. All communications should include the Contract number, the Contract Owner's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-745-8248.
Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at First Fortis' Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on The New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION

The information presented below reflects the Accumulation Unit Information for subaccounts of the Variable Account through December 31, 1996. Accumulation Units have been rounded to the nearest whole unit.

                                                U.S. GOV'T    DIVERSIFIED                                  GLOBAL ASSET
                                MONEY MARKET    SECURITIES       INCOME      GLOBAL BOND     HIGH YIELD     ALLOCATION
                                ------------   ------------   ------------   ------------   ------------   -------------
DECEMBER 31, 1997
Accumulation Units in Force...
Accumulation Unit Value.......
DECEMBER 31, 1996
Accumulation Units in Force...        31,800            427         20,649          1,347          9,846           7,591
Accumulation Unit Value.......         1.418         15.935          1.801         11.961         11.928          12.884
MAY 1, 1996*
Accumulation Unit Value.......       $10.000        $10.000        $10.000        $10.000        $10.000         $10.000

                                   ASSET                        GROWTH &         S&P            BLUE       INTERNATIONAL
                                 ALLOCATION       VALUE          INCOME          500            CHIP          STOCK
                                ------------   ------------   ------------   ------------   ------------   ------------
DECEMBER 31, 1997
Accumulation Units in Force...
Accumulation Unit Value.......
DECEMBER 31, 1996
Accumulation Units in Force...        63,004         15,690         14,412          5,144          9,457        10,999
Accumulation Unit Value.......         2.368         11.048         15.468         11.326         11.520        12.690
MAY 1, 1996*
Accumulation Unit Value.......       $10.000        $10.000        $10.000        $10.000        $10.000       $10.000

                                   GLOBAL                      AGGRESSIVE
                                   GROWTH      GROWTH STOCK      GROWTH
                                ------------   -------------  ------------
DECEMBER 31, 1997
Accumulation Units in Force...
Accumulation Unit Value.......
DECEMBER 31, 1996
Accumulation Units in Force...         6,899          70,686       14,449
Accumulation Unit Value.......        18.510           2.971       13.232
MAY 1, 1996*
Accumulation Unit Value.......       $10.000         $10.000      $10.000


----------------------------------------
* Accumulation Unit Value at date of initial registration effectiveness.

Audited financial statements of the Variable Account are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the Subaccounts of the Variable Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the Subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total return" is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

Financial information concerning First Fortis is included in this Prospectus under "Further Information About First Fortis" and "First Fortis Financial Statements."

FIRST FORTIS LIFE INSURANCE COMPANY


First Fortis Life Insurance Company, the issuer of the Contracts, was founded in 1971. At the end of 1997, First Fortis had approximately $xx billion of total life insurance in force. First Fortis is a New York corporation and is qualified to sell life insurance and annuity contracts in New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis AMEV and 50% by Fortis AG. Fortis, Inc. manages the United States operations for these two companies.


First Fortis is affiliated with the Fortis Financial Group, a joint effort by Fortis Benefits Insurance Company, Fortis Advisers, Inc., Fortis Investors, Inc., and Time Insurance Company, offering financial products through the management, marketing and servicing of mutual funds, annuities, life insurance and disability income products.


Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies has assets in excess of $xxx billion.


All of the guarantees and commitments under the Contracts are general obligations of First Fortis, regardless of whether the Contract Value has been allocated to the Separate Account or to the Fixed Account. None of First Fortis' affiliated companies has any legal obligation to back First Fortis' obligations under the Contracts.

THE VARIABLE ACCOUNT

The Variable Account, which is a segregated investment account of First Fortis, was established as Variable Account A by First Fortis pursuant to the insurance laws of New York as of October 1, 1993. Although the Variable Account is an integral part of First Fortis, the Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Assets in the Variable Account representing reserves and liabilities under Contracts and other variable annuity contracts issued by First Fortis will not be chargeable with liabilities arising out of any other business of First Fortis.

There are currently fifteen Subaccounts in the Variable Account. The assets in each Subaccount are invested exclusively in a distinct class (or series) of stock issued by Series Fund, each of which represents a separate investment Portfolio within Series Fund. Income and both realized and unrealized gains or losses from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount of the Variable Account or arising out of any other business we may conduct. New Subaccounts may be added as new Portfolios are added to Series Fund and made available. Correspondingly, if any Portfolios are eliminated from Series Fund, Subaccounts may be eliminated from the Variable Account.

SERIES FUND

Series Fund is a "series" type of mutual fund which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940. Series Fund has served as the investment medium for the Variable Account since the Variable Account commenced operations and has also served as the investment media of other variable accounts of an affiliated company since 1987.

First Fortis purchases and redeems Series Fund' shares for the Variable Account at their net asset value without the imposition of any sales or redemption charges. Such shares represent interests in the Portfolios of Series Fund available for investment by the Variable Account. Each Portfolio corresponds to one of the Subaccounts of the Variable Account. The assets of each Portfolio are separate from the others and each Portfolio operates as a separate investment portfolio whose performance has no effect on the investment performance of any other Portfolio.

Any dividend or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Portfolio from which they are received at the Portfolio's net asset value on the date paid. Such dividends and distributions will have the effect of reducing the net asset value of each share of the corresponding Portfolio and increasing, by an equivalent value, the number of shares outstanding of the Portfolio. However, the value of your interest in the corresponding Subaccount will not change as a result of any such dividends and distributions.

The Portfolios of Series Fund available for investment by the Variable Account are the Money Market Series, the U.S. Government Securities Series, the Diversified Income Series, the Global Bond Series, the High Yield Series, the Asset Allocation Series, the Global Asset Allocation Series, the Growth & Income Series, the Growth Stock Series, the Global Growth Series, the International Stock Series and the Aggressive Growth Series. A full description of the Portfolios, their investment policies and restrictions, the charges, the risks attendant to investing in them, and other aspects of their operations is contained in the Prospectus for Series Fund accompanying this Prospectus and in the Statement of Additional Information for Series Fund referred to therein. Additional copies of these documents may be obtained from your sales representative or from our Home Office. The complete risk disclosure in the Prospectus for the Diversified Income Series and Asset Allocation Series should be read before selection of them for investment.

THE FIXED ACCOUNT

GUARANTEED INTEREST RATES/GUARANTEE PERIODS

Any amount allocated by the Contract Owner to the Fixed Account earns a Guaranteed Interest Rate commencing with the date of such allocation. This Guaranteed Interest Rate continues for a number of years (not to exceed ten) selected by the Contract Owner. At the end of this Guarantee Period, the Contract Owner's Contract Value in that Guarantee Period, including interest accrued thereon, will be allocated to a new Guarantee Period of the same length unless First Fortis has received a Written Request from the Contract Owner to allocate this amount to a different Guarantee Period or periods or to one or more of the Subaccounts. We must receive this Written Request at least three business days prior to the end of the Guarantee Period. The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Contract Owner at least 45 days and not more than 60 days prior to the end of any Guarantee Period.

We currently make available ten different Guarantee Periods, ranging from one to ten years. Each Guarantee Period has its own Guaranteed Interest Rate, which may differ from those for other Guarantee Periods. From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already commenced. Each allocation or transfer of an amount to a Guarantee Period commences the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. The Guaranteed Interest Rate will never be less than an effective annual rate of 4%.

First Fortis declares the Guaranteed Interest Rates from time to time as market conditions dictate. First Fortis advises a Contract Owner of the Guaranteed Interest Rate for a chosen Guarantee Period at the time a purchase payment is received, a transfer is effectuated or a Guarantee Period is renewed.

First Fortis has no specific formula for establishing the Guaranteed Interest Rates for the Guarantee Periods. The rate may be influenced by, but not necessarily correspond to, interest rates generally available on the types of investments acquired with amounts allocated to the Guarantee Period. See "Investments by First Fortis." First Fortis in determining Guaranteed Interest Rates, may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales and administrative expenses borne by First Fortis, risks assumed by First Fortis, First Fortis' profitability objectives, and general economic trends.

FIRST FORTIS' MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. FIRST FORTIS CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES IN EXCESS OF AN EFFECTIVE ANNUAL RATE OF 4%.

Information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time may be obtained from our Home Office or from your sales representative.

MARKET VALUE ADJUSTMENT

Except as described below, if any Fixed Account Value is surrendered, transferred or otherwise paid out before the end of the Guarantee Period in which it is being held, a Market Value Adjustment will be applied. This generally includes amounts applied to an annuity option and amounts paid as a single sum in lieu of an annuity. However, NO Market Value Adjustment will be applied to amounts that are paid out during the period beginning fifteen days before and ending fifteen days after the end of a Guarantee Period in which it was being held or to amounts paid out as a death benefit. Additionally, no Market Value Adjustment will be applied to amounts that are withdrawn from a Guarantee Period and paid out to the Contract Owner, or transferred to the Variable Account, on an automatic periodic basis under a formal

First Fortis program for the withdrawal or transfer of the earnings of the Fixed Account. (There may be conditions and limitations imposed by First Fortis associated with such a program. See your First Fortis representative for the availability of any such program, and the conditions and limitations of such a program, in your state.)

The Market Value Adjustment may increase or decrease the amount of Fixed Account Value being withdrawn or transferred. The comparison of two Guaranteed Interest Rates determines whether the Market Value Adjustment produces an increase or a decrease. The first rate to compare is the Guaranteed Interest Rate for the amount being transferred or withdrawn. The second rate is the Guaranteed Interest Rate then being offered for new Guarantee Periods of the same duration as that remaining in the Guarantee Period from which the funds are being withdrawn or transferred. If the first rate exceeds the second by more than 1/4%, the Market Value Adjustment produces an increase. If the first rate does not exceed the second by at least 1/4%, the Market Value Adjustment produces a decrease. Sample calculations are shown in Appendix A.

The Market Value Adjustment will be determined by multiplying the amount being withdrawn or transferred from the Guarantee Period (after deduction of any applicable surrender charge) by the following factor:

         1 + I           n / 12
      -----------               - 1
 (   1 + J + .0025   )

where,

    - I is the Guaranteed Interest Rate being credited to the amount being withdrawn from the existing Guarantee Period,

    - J is the Guaranteed Interest Rate then being offered for new Guarantee Periods with durations equal to the number of years remaining in the existing Guarantee Period (rounded up to the next higher number of years), and

    - N is the number of months remaining in the existing Guarantee Period (rounded up to the next higher number of months).

In the event that First Fortis discontinues offering a Guaranteed Interest Rate for a Guarantee Period, I and J will not be determined as described above. Instead they will be determined by use of the bond equivalent yield on the applicable U.S. Treasury Bill or Note ("the yield") as determined on either the 1st or the 15th of the applicable month as follows:

    - I will be equal to "the yield" at the beginning of the Guarantee Period and assuming a maturity equal to the length of the Guarantee Period at that time.

    - J will be equal to "the yield" at the time the Market Value Adjustment is being calculated and assuming a maturity equal to the length of the Guarantee Period remaining at that time.

INVESTMENTS BY FIRST FORTIS

Our obligations with respect to the Fixed Account are legal obligations of First Fortis and are supported by our General Account assets, which also support obligations incurred by us under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of First Fortis, and Contract Owners have no legal rights in such investments. Subject to applicable law, we have sole discretion over the investment of assets in our General Account and in the Fixed Account, and neither of such accounts is subject to registration under the Investment Company Act of 1940.

Amounts in the First Fortis General Account and the Fixed Account will be invested in compliance with applicable state insurance laws and regulations concerning the nature and quality of investments for the General Account. Within specified limits and subject to certain standards and limitations, these laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments. See "First Fortis Financial Statements" for information on First Fortis' investments. Investment management for amounts in the General Account and in the Fixed Account is provided to First Fortis by Fortis Advisers, Inc.

First Fortis intends to consider the return available on the instruments in which it intends to invest amounts allocated to the Fixed Account when it establishes Guaranteed Interest Rates. Such return is only one of many factors considered in establishing the Guaranteed Interest Rates. See "Guaranteed Interest Rates/Guarantee Periods."

First Fortis expects that amounts allocated to the Fixed Account generally will be invested in debt instruments that approximately match First Fortis' liabilities with regard to the Guarantee Periods. First Fortis expects that these will include primarily the following types of debt instruments: (1) securities issued by the United States Government or its agencies or instrumentalities, which securities may or may not be guaranteed by the United States Government; (2) debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service; (3) other debt instruments including, but not limited to, issues of or guaranteed by banks or bank holding companies and corporations, which obligations although not rated by Moody's or Standard & Poor's, are deemed by First Fortis to have an investment quality comparable to securities which may be purchased as stated above; and (4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, First Fortis is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws and regulations. See "Regulation and Reserves."

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS

First Fortis reserves the right to reject any application for a Contract for any reason. If the application can be accepted in the form received, the initial purchase payment will be credited within two Valuation Dates after the later of receipt of the application or receipt of the initial purchase payment at First Fortis' Home Office. If the initial purchase payment cannot be credited within five Valuation Dates after receipt because the application or other issuing requirements are incomplete, the initial purchase payment will be returned unless the applicant consents to our retaining the initial purchase payment and crediting it as of the end of the Valuation Period in which the necessary requirements are fulfilled. Despite the consent of the applicant, if the initial purchase payment still cannot be credited within thirty Valuation Dates after receipt because the application or issuing instructions are incomplete, the initial purchase payment will be returned to the applicant. The initial purchase payment under a Contract must be at least $5,000 ($2,000 for a Contract issued pursuant to a qualified plan).

The date that the initial purchase payment is applied to the purchase of the Contract is also the Contract Issue Date. The Contract Issue Date is the date used to determine Contract years, regardless of when the Contract is delivered. The crediting of investment experience in the Variable Account, or a fixed rate of return in the Fixed Account, begins as of the Contract Issue Date.

The Contract Owner may make additional purchase payments at any time after the Contract Issue Date and prior to the Annuity Commencement Date, as long as the Annuitant is living. Purchase payments (together with any required information identifying the proper Contracts and account to be credited with purchase payments) must be transmitted to our Home Office. Additional purchase payments are credited to the Contract and added to the Contract Value as of the end of the Valuation Period in which they are received in good order.


Each additional purchase payment under a Contract must be at least $1,000 ($50 for a Contract issued pursuant to a qualified plan). The total of all purchase payments for all First Fortis annuities having the same owner or participant, or annuitant, may not exceed $1 million (not more than $500,000 allocated to the Fixed Account) without First Fortis' prior approval, and we reserve the right to modify this limitation at any time.


Purchase payments in excess of the initial minimum may be made by monthly draft against the bank account of any Contract Owner who has completed and returned to us a special "Thrift-O-Matic" authorization form that may be obtained from your sales representative or from our Home Office. Arrangements can also be made for purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to First Fortis Life Insurance Company.

If the Contract Value is less than $1,000, we may cancel the Contract on any Valuation Date. We will notify the Contract Owner at least 90 days in advance of our intention to cancel the Contract. Upon such cancellation we will pay the Contract Owner the full Contract Value.

CONTRACT VALUE

Contract Value is the total of any Variable Account Value in all the Subaccounts of the Variable Account pursuant to the Contract, plus any Fixed Account Value in all the Guarantee Periods.

There is no guaranteed minimum Variable Account Value. To the extent Contract Value is allocated to the Variable Account, you bear the entire investment risk.

DETERMINATION OF VARIABLE ACCOUNT VALUE. A Contract's Variable Account Value is based on Accumulation Unit values, which are determined on each Valuation Date. The value of an Accumulation Unit for a Subaccount on any Valuation Date is equal to the previous value of that Subaccount's Accumulation Unit multiplied by that Subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. At the end of any Valuation Period, a Contract's Variable Account Value in a Subaccount is equal to the number of Accumulation Units in the Subaccount times the value of one Accumulation Unit for that Subaccount.

The number of Accumulation Units in each Subaccount is equal to:

    - Accumulation Units purchased at the time that any Net Purchase Payments or transferred amounts are allocated to the Subaccount; less

    - Accumulation Units redeemed to pay for the portion of any transfers from or partial surrenders allocated to the Subaccount; less

    - Accumulation Units redeemed to pay charges under the Contract.

NET INVESTMENT FACTOR. If a Subaccount's net investment factor is greater than one, the Subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the Subaccount's Accumulation Unit value has decreased. The net investment factor for a Subaccount is determined by dividing
(1) the net asset value per share of the Portfolio shares held by the Subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operation of the subaccount or any other taxes which are attributable to this Contract, by (2) the net asset value per share of the Portfolio shares held in the Subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.

DETERMINATION OF FIXED ACCOUNT VALUE. A Contract's Fixed Account Value is guaranteed by First Fortis. Therefore, First Fortis bears the investment risk with respect to amounts allocated to the Fixed Account, except to the extent that (a) First Fortis may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 4% effective annual minimum) and (b) the Market Value Adjustment imposes investment risks on the Contract Owner.

The Contract's Fixed Account Value on any Valuation Date is the sum of its Fixed Account Values in each Guarantee Period on that date. The Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate:

    - The amount of Net Purchase Payments or transferred amounts allocated to the Guarantee Period; less

    - The amount of any transfers or surrenders out of the Guarantee Period.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

ALLOCATION OF PURCHASE PAYMENTS. In the application for a Contract, the Contract Owner can allocate Net Purchase Payments, or portions thereof, to the available Subaccounts of the Variable Account or to the Guarantee Periods in the Fixed Account, or a combination thereof. Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future Net Purchase Payments may be changed, without charge, at any time by sending a Written Request to First Fortis' Home Office. Changes in the allocation of future Net Purchase Payments will be effective on the date we receive the Contract Owner's Written Request.

TRANSFERS. Transfers of Contract Value from one available Subaccount to another or into the Fixed Account, or from one Guarantee Period to another or to the Subaccount, can be made by the Contract Owner in Written Request to First Fortis' Home Office, or by telephone transfer as described below. There is no charge for any transfer, although transfers from a Guarantee Period that are (1) more than 15 days before or after the expiration thereof, or (2) are not a part of a formal First Fortis program for the transfer of earnings of the Fixed Account are subject to a Market Value Adjustment. See "Market Value Adjustment." The minimum transfer from a Subaccount or Guarantee Period is the lesser of $1,000 or all of the Contract Value in the Subaccount or Guarantee Period. Irrespective of the above we may permit a continuing request for transfers of lesser specified amounts automatically on a periodic basis. We will count all transfers between and among the Subaccounts of the Variable Account and the Fixed Account as one transfer, if all the transfer requests are made at the same time as part of one request. We will execute the transfers and determine all values in connection with transfers as of the end of the Valuation Period in which we receive the transfer request. The amount of any positive or negative Market Value Adjustment, respectively, will be added to or deducted from the transferred amount.

At the time an application for a Contract is completed, or at any subsequent time, you may complete the Telephone Transfer Authorization Form. We will honor telephone transfer instructions from any person who provides the correct identifying information. First Fortis will not be responsible for, and you will bear the risk of loss from, oral instructions, including fraudulent instructions which are reasonably believed to be genuine. We will employ reasonable procedures to confirm that telephone instructions are genuine, but if such procedures are not deemed reasonable, we may be liable for any losses due to unauthorized or fraudulent instructions. Our procedures are to verify address and social security number, tape record the telephone call, and provide written confirmation of the transaction. We may modify or terminate our telephone transfer procedures at any time. The number for telephone transfers is 1-800-745-8248.

Certain restrictions on very substantial investments in any one Subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS

TOTAL SURRENDERS. The Contract Owner may surrender all of the Cash Surrender Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by a Written Request sent to First Fortis' Home Office. We reserve the right to require that the Contract be returned to us prior to making payment, although this will not affect our determination of the amount of the Cash Surrender Value. Cash Surrender Value is the Contract Value at the end of the Valuation Period during which the Written Request for the total surrender is received by First Fortis at its Home Office, less any applicable surrender charge and after any Market Value Adjustment. See "Surrender Charge" and "Market Value Adjustment."

The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to any total surrender. Surrenders from the Variable Account will generally be paid within seven days of the date of receipt by First Fortis' Home Office of the Written Request. Postponement of payments may occur, however, in certain circumstances. See "Postponement of Payment."

The amount paid upon total surrender of the Cash Surrender Value (taking into account any prior partial surrenders) may be more or less than the total Net Purchase Payments made. After a surrender of the Cash Surrender Value or at any time the Contract Value is zero, all rights of the Contract Owner, Annuitant, or any other person will terminate.

PARTIAL SURRENDERS. At any time prior to the Annuity Commencement Date and during the lifetime of the Annuitant, the Contract Owner may surrender a portion of the Fixed Account Value and/or the Variable Account Value by sending to First Fortis' Home Office a Written Request. We will not accept a partial surrender request unless the net proceeds payable to you as a result of the request are at least $1,000. If the total Contract Value in both the Variable Account and Fixed Account would be less than $1,000 after the partial surrender, First Fortis will surrender the entire Cash Surrender Value under the Contract.

In order for a request to be processed, the Contract Owner must specify from which Subaccounts of the Variable Account or Guarantee Periods of the Fixed Account a partial surrender should be made.

We will surrender Accumulation Units from the Variable Account and/ or dollar amounts from the Fixed Account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request. The amount payable to the Contract Owner will be reduced by any applicable surrender charge. Additionally, if the surrender is from a Guarantee Period, the amount payable to the Contract Owner will be reduced by any negative Market Value Adjustment, or increased by any positive Market Value Adjustment unless the surrender is (1) within 15 days before or after the expiration of a Guarantee Period, or (2) is a part of a formal First Fortis program for the withdrawal of earnings from the Fixed Account. The partial surrender will be effective at the end of the Valuation Period in which First Fortis receives the Written Request for partial surrender at its Home Office. Payments will generally be made within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."

The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity, Contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

BENEFIT PAYABLE ON DEATH OF ANNUITANT OR CONTRACT OWNER

If the Annuitant or Contract Owner dies prior to the Annuity Commencement Date, a death benefit will be paid. If more than one Annuitant has been named, the death benefit payable upon the death of an Annuitant will only be paid upon the death of the last survivor of the persons so named. The death benefit will equal the greater of:

    (1) the sum of all Net Purchase Payments made (less all prior surrenders and previously-imposed surrender charges and prior negative Market Value Adjustments),

    (2) the Contract Value as of the date used for valuing the death benefit, or

    (3) the Contract Value (less the amount of any subsequent surrenders and surrender charges and negative Market Value Adjustments in connection therewith), as of the Contract's Seven Year Anniversary immediately preceding the earlier of a) the date of death of either the Contract Owner or Annuitant or b) the date either first reaches his or her 75th birthday. (See Appendix B for Sample Death Benefit Calculations).

The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the written request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a Written Request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The person entitled to the death benefit under the terms of the Contract may (a) receive a single sum payment, which terminates the Contract, or (b) select an annuity option. If the death benefit payee selects an annuity option, he or she will have all the rights and privileges of a payee under the Contract. If the death benefit payee desires an Annuity option, the election should be made within 60 days

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of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see
"Federal Tax Matters."

We accept any of the following as proof of death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; or a written statement by a medical doctor who attended the deceased at the time of death.

If the Contract Owner dies before the Annuitant and before the Annuity Commencement Date with respect to a Non-Qualified Contract certain additional requirements are mandated by the Internal Revenue Code, which are discussed below under "Federal Tax Matters-- Required Distributions for Non-Qualified Contracts." It is imperative that Written Notice of the death of the Contract Owner be promptly transmitted to First Fortis at its Home Office, so that arrangements can be made for distribution of the entire interest in the Contract Owner in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the Contract Owner not being treated as an annuity contract for federal income tax purposes, which could have adverse tax consequences.

THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE

The Contract Owner may specify an Annuity Commencement Date in the application not later than the Annuitant's 90th birthday. The Annuity Commencement Date marks the beginning of the period during which an Annuitant or other payee designated by the Contract Owner receives annuity payments under the Contract. We may not permit an Annuity Commencement Date which is on or after the Annuitant's 75th birthday, and you should consult your sales representative in this regard. The Annuity Commencement Date must be at least two years after the Contract Issue Date.

Depending on the type of retirement arrangement involved, amounts that are distributed either too soon or too late may be subject to penalty taxes under the Internal Revenue Code. See "Federal Tax Matters." You should consider this carefully in selecting or changing an Annuity Commencement Date.

In order to advance or defer the Annuity Commencement Date, the Contract Owner must submit a Written Request during the Annuitant's lifetime. The request must be received at our Home Office at least 30 days before the then-scheduled Annuity Commencement Date. The new Annuity Commencement Date must also be at least 30 days after the Written Request is received. There is no right to make any total or partial surrender during the Annuity Period.

COMMENCEMENT OF ANNUITY PAYMENTS

If the Contract Value at the end of the Valuation Period which contains the Annuity Commencement Date is less than $1,000, we may pay the entire Contract Value, without the imposition of any charges other than the premium tax charge, if applicable, in a single sum payment to the Annuitant or other payee chosen by the Contract Owner and cancel the Contract.

Otherwise, First Fortis will apply (1) the Fixed Account Value to provide a Fixed Annuity Option and (2) the Variable Account Value in any Subaccount to provide a Variable Annuity Option using the same Subaccount, unless the Contract Owner has notified us by Written Request to apply the Fixed Account Value and Variable Account Value in different proportions. Any such Written Request must be received by us at our Home Office at least 30 days before the Annuity Commencement Date.

Annuity payments under a Fixed or Variable Annuity Option will be made on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If more than one person is named as an Annuitant, the Contract Owner may elect to name one of such persons to be the sole Annuitant as of the Annuity Commencement Date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50. There is no right to make any total or partial surrender during the Annuity Period.

The amount of each annuity payment will depend on the amount of Contract Value applied to an annuity option, the form of annuity selected and the age of the Annuitant. Information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefits plans, is set forth under "Calculations of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity form selected. The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit Values for the Subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS

If a Subaccount on which a variable annuity payment is based has an average effective net investment return higher than 4% per annum during the period between two such annuity payments, the Annuity Unit Value will increase, and the second payment will be higher than the first. Conversely, if the Subaccount's average effective net investment return over the period between the annuity payments is less than 4% per annum, the Annuity Unit Value will decrease, and the second payment will be lower than the first. "Net investment return," for this purpose, refers to the Subaccount's overall investment performance, net of the mortality and expense risk and administrative expense charges, which are assessed at a nominal aggregate annual rate of 1.35%. We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses.

TRANSFERS. During the Annuity Period, the person receiving annuity payments may make up to four transfers a year among Subaccounts. The current procedures for and conditions on these transfers are the same as described above under "Allocation of Purchase Payments and Contract Value--Transfers." Transfers from a Fixed Annuity Option are not permitted during the Annuity Period.

ANNUITY FORMS

The Contract Owner may select an annuity form or change a previous selection by Written Request, which must be received by us at least 30 days before the Annuity Commencement Date. One annuity form may be selected, although as discussed above, payments under that form may be received on a combination fixed and variable basis. If no annuity form selection is in effect on the Annuity Commencement Date, in most cases we automatically apply Option B (described below), with payments guaranteed for 10 years. If the Contract is issued under certain retirement plans, however, federal pension law may require any default payments that payments be made pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.

The following options are available for fixed annuity payments and for variable annuity payments.

OPTION A, LIFE ANNUITY. Payments are made as of the first Valuation Date of each monthly period during the Annuitant's life, starting with the Annuity Commencement Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option, if the Annuitant dies before the second payment is due.

OPTION B, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS TO 20
YEARS. Payments are made as of the first Valuation Date of each monthly period starting on the Annuity Commencement Date. Payments will continue as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will continue installments of the guaranteed payments to the Beneficiary.

OPTION C, JOINT AND FULL SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment, if both Annuitants die before the second payment is due.

OPTION D, JOINT AND ONE-HALF CONTINGENT SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. If the Annuitant dies first, payments will continue to the joint Annuitant at one-half the original amount. If the joint Annuitant dies first, payments will continue to the Annuitant at the original full amount. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

We also have other annuity forms available and information about them can be obtained from your sales representative or by calling or writing to our Home Office.

DEATH OF ANNUITANT OR OTHER PAYEE

Under most annuity forms offered by First Fortis, the amounts, if any, payable on the death of the Annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint Annuitant. In all such cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts." Though the rules there described do not apply to Contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

PREMIUM TAXES

First Fortis will deduct a charge for state premium taxes or similar assessments from the Contract Value at the time that annuity payments begin. The charge will be deducted on a pro-rata basis from the then-current Fixed Account Value and, by redemption of Accumulation Units, the then-current Variable Account Value in each Subaccount.

Applicable premium tax rates depend upon the Contract Owner's then-current place of residence. Applicable rates are subject to change by legislation, administrative interpretations or judicial acts.

CHARGES AGAINST THE VARIABLE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. We will assess each Subaccount of the Variable Account with a daily charge for mortality and expense risk at a nominal annual rate of 1.25% of the average daily net assets of the Variable Account (consisting of approximately .8% for mortality risk and approximately .45% for expense risk). This charge is assessed during both the Accumulation Period and the Annuity Period. We guarantee not to increase this charge for the duration of the Contract.

The mortality risk borne by First Fortis arises from its obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. In addition, First Fortis bears a mortality risk in that it guarantees to pay a death benefit upon the death of an Annuitant or Contract Owner prior to the Annuity Commencement Date. No surrender charge is imposed upon the payment of a death benefit, which places a further mortality risk on First Fortis.

The expense risk assumed is that actual expenses incurred in connection with issuing and administering the Contract will exceed the limits on administrative charges set in the Contract.

If the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed, the loss will be borne by First Fortis. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to First Fortis.

ADMINISTRATIVE EXPENSE CHARGE. We will assess each Subaccount of the Variable Account with a daily charge at an annual rate of .10% of the average daily net assets of the Subaccount. This charge is imposed during both the Accumulation Period and the Annuity Period. This charge is to help cover administrative costs such as those incurred in issuing Contracts, establishing and maintaining the records relating to Contracts, making regulatory filings and furnishing confirmation notices, voting materials and other communications, providing computer, actuarial and accounting services, and processing Contract transactions. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.

TAX CHARGE

We currently impose no charge for taxes payable by us in connection with the Contract, other than for premium taxes and similar assessments when applicable. We reserve the right to impose a charge for any other taxes that may become payable by us in the future in connection with the Contracts or the Separate Account.

The annual administrative charge and charges against the Variable Account described above are for the purposes described and First Fortis may receive a profit as a result of these charges.

SURRENDER CHARGE

No sales charge is collected or deducted at the time Net Purchase Payments are applied under a Contract. A surrender charge will be assessed on certain total or partial surrenders. The amounts obtained from the surrender charge will be used to partially defray expenses incurred in the sale of the Contracts, including commissions and other promotional or distribution expenses associated with the marketing of the Contracts, and costs associated with the printing and distribution of prospectuses and sales material.

FREE SURRENDERS. The following amounts can be withdrawn from the Contract without a surrender charge:

    - Any purchase payments received by us more than seven years prior to the surrender date and that have not been previously surrendered;

    - Any earnings that have not been previously surrendered;

    - In any contract year, up to 10% of the purchase payments received by us less than seven years prior to the surrender date (whether or not the purchase payments have been previously surrendered).

Earnings are deemed to be withdrawn first. After all earnings have been withdrawn, all purchase payments not subject to a surrender charge are deemed to be withdrawn prior to purchase payments which are still subject to a surrender charge.

No surrender charge is imposed on annuitization (or payment of a single sum because less than the minimum required Contract Value is available to provide an annuity at the Annuity Commencement Date). Nor is the surrender charge deducted from the payment of any benefit upon the death of an Annuitant or Contract Owner.

In addition, we have an administrative policy to waive surrender charges for full surrenders of Contracts that have been in force for at least ten years provided that the amount then subject to the surrender charge is less than 25% of the Contract Value. Since the Contracts have only been offered since 1994, no such waivers have yet been made. We reserve the right to change or terminate this practice at any time, both for new and for previously issued Contracts.

AMOUNT OF SURRENDER CHARGE. Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders (that is, if the amount being withdrawn includes purchase payments made less than seven years prior to the surrender date). The surrender charges are:

       NUMBER OF YEARS           SURRENDER CHARGE
        SINCE PURCHASE          AS A PERCENTAGE OF
     PAYMENT WAS CREDITED        PURCHASE PAYMENT
------------------------------  ------------------
         Less than 1                     7%
  At least 1 but less than 2             6%
  At least 2 but less than 3             5%
  At least 3 but less than 4             4%
  At least 4 but less than 5             3%
  At least 5 but less than 6             2%
  At least 6 but less than 7             1%
          7 or more                      0%

We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient to cover the actual costs of distribution, such costs will be paid from First Fortis' General Account assets, which will include profit, if any, derived from the mortality and expense risk charge.

MISCELLANEOUS

Because the Variable Account invests in shares of the Portfolios of Series Fund, the net assets of the Variable Account will reflect the investment advisory fees and certain other expenses incurred by the Portfolios that are described in the prospectus for Series Fund.

REDUCTION OF CHARGES

No surrender charge will be imposed under any Contract owned by (A) First Fortis, and the following persons associated with First Fortis, if at the Contract Issue date they are: (1) officers and directors; (2) employees; or (3) spouses of any such persons or any of such persons' children.

GENERAL PROVISIONS

THE CONTRACTS

The Contract, copies of any applications, amendments, riders, or endorsements attached to the Contract and copies of any supplemental applications, amendments, endorsements, or revised Contract pages which are mailed to you are the entire Contract. Only an officer of First Fortis can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of First Fortis. The Contracts are non-participating and do not share in dividends or earnings of First Fortis.

POSTPONEMENT OF PAYMENT

First Fortis may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. For a description of other circumstances in which amounts payable out of Variable Account assets could be deferred, see "Postponement of Payments" in the Statement of Additional Information. First Fortis may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS

If the age or sex of the Annuitant has been misstated, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If we have made any overpayments because of incorrect information about age or sex, or any other miscalculation, First Fortis will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 4% per year.

ASSIGNMENT

Rights and interests under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Contract Owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We take no responsibility for the validity of any assignment. A change in ownership rights must be made in writing and a copy must be sent to First Fortis' Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at the Home Office of First Fortis. An assignment or pledge of a Contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY

Before the Annuity Commencement Date and while the Annuitant is living, the Contract Owner may name or change a beneficiary or a contingent beneficiary by sending a Written Request of the change to First Fortis. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary, and the right to name a beneficiary other than the spouse may be subject to applicable tax laws and regulations. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payments we make or action we take before receiving the Written Request. We also need the consent of any irrevocably named person before making a requested change.

In the event of the death of a Contract Owner or Annuitant prior to the Annuity Commencement date the Beneficiary will be determined as follows:

    - If upon the death of a Contract Owner there is one or more surviving Contract Owners, the surviving Contract Owner(s) will be the beneficiary (these override any other beneficiary designations).

    - If upon the death of a Contract Owner there are no surviving Contract Owners, and upon the death of the Annuitant, the Beneficiary will be the beneficiary designated by the Contract Owner. If there is no surviving beneficiary who has been designated by the Contract Owner, then the Contract Owner, or the Contract Owner's estate, will be the Beneficiary.

REPORTS

We will mail to the Contract Owner (or to the person receiving payments during the annuity period), at the last known address of record, any reports and communications required by any applicable law or regulation. You should therefore give us prompt written notice of any address change. This will include annual audited financial statements of the Series Fund, but not necessarily of the Variable Account or First Fortis.

RIGHTS RESERVED BY FIRST FORTIS

First Fortis reserves the right to make certain changes if, in its judgment, they would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, First Fortis will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes First Fortis may make include:

    - To operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

    - To transfer any assets in any Subaccount to another Subaccount, or to one or more separate accounts, or to the Fixed Account; or to add, combine or remove Subaccounts in the Variable Account.

    - To substitute, for the Portfolio shares held in any Subaccount, the shares of another Portfolio of Series Fund or the shares of another investment company or any other investment permitted by law.

    - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

    - To change the time or time of day at which a Valuation Date is deemed to have ended.

    - To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit First Fortis to take, including to change the way First Fortis assesses charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which First Fortis has guaranteed.

DISTRIBUTION

The Contracts will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Contracts of First Fortis, are also registered representatives of Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Contracts or registered representatives of other broker-dealer firms or representatives of other firms that are exempt from broker dealer regulation. Fortis Investors and any such other broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.


Fortis Investors will pay a selling allowance to its registered representatives and selling brokers in varying amounts which under normal circumstances is not expected to exceed 6.25% of purchase payments plus a servicing fee of .25% of contract value per year, starting in the first contract year. Fortis Investors may, under certain flexible compensation arrangements, pay lesser or greater selling allowances and larger or smaller service fees to its registered representatives and other broker dealer firms than as set forth above. However, in such case, such flexible compensation arrangements will have actuarial present values which are approximately equivalent to the amounts of the selling allowances set forth above.



Additionally, registered representatives, broker-dealer firms, and exempt firms may be eligible for additional compensation based upon meeting certain production standards. Fortis Investors may charge back commissions paid to others if the Contract upon which the commission was paid is surrendered or cancelled within certain specified time periods. In the distribution agreement, First Fortis has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for certain damages and expenses, including those arising under federal securities laws. First Fortis paid a total of $xxxxxx to Fortis Investors for annuity contract distribution services during 1997, $xxxxx of which in 1997 was not reallowed to other broker dealers or exempt firms.


First Fortis or Fortis Investors may also provide additional compensation to broker-dealers in connection with sales of Contracts. Compensation may include financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns regarding Contracts, and other broker-dealer sponsored programs or events. Compensation may include payment for travel expenses incurred in connection with trips taken by invited sales representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.

See Note 9 to the Notes to First Fortis' Financial Statements as to amounts it has paid to Fortis, Inc. and Fortis Benefits Insurance Company, affiliates of First Fortis for various services.

Fortis Investors is an indirect subsidiary of Fortis AMEV and Fortis AG and is therefore under common control with First Fortis. Fortis Investors' principal business address is 500 Bielenberg Drive, Woodbury, Minnesota 55125 and its mailing address is P.O. Box 64284, St. Paul, MN 55164. Fortis Investors is not obligated to sell any specific amount of interests under the Contracts. $23,000,000 of interests in the Fixed Account and an indefinite amount of interests in the Variable Account have been registered with the Securities and Exchange Commission.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in the opinion of First

Fortis are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a Contract or related retirement plan.

NON-QUALIFIED CONTRACTS

Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Purchase payments made under Non-Qualified Contracts are not excludible or deductible from the gross income of the Contract Owner or any other person. However, any increase in the accumulated value of a Non-Qualified Contract resulting from the investment performance of the Variable Account or interest credited to the Fixed Account is generally not taxable to the Contract Owner or other payee until received by him or her, as surrender proceeds, death benefit proceeds, or otherwise. The exception to this rule is that, generally, Contract Owners who are not natural persons ARE taxed annually on any increase in the Contract Value. However, this exception does not apply in all cases, and you may wish to discuss this with your tax adviser.

The following discussion applies generally to Contracts owned by natural persons.

In general, surrenders or partial withdrawals under Contracts are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. If a Contract Owner assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed to the Contract Owner as ordinary income to the same extent as a partial withdrawal.

With respect to annuity payment options, although the tax consequences may vary depending on the option elected under the Contract, until the investment in the Contract is recovered, generally only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the Contract" will be taxed. In general, a person's "investment in the Contract" is the aggregate amount of purchase payments made by him or her. After an Annuitant's or other payee's "investment in the Contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, in general, the taxable portion of each annuity payment (prior to recovery of the "investment in the Contract") is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. This dollar amount is determined by dividing the "investment in the Contract" by the total number of expected annuity payments. For fixed annuity payments, in general, prior to recovery of the "investment in the Contract," there is no tax on the amount of each payment which bears the same ratio to that payment as the "investment in the Contract" bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the Contract Owner within the same calendar year will be treated as if they were a single Contract.

There is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is (1) made on or after the Contract Owner or other payee reaches age 59 1/2, (2) made to a Beneficiary on or after death of the Contract Owner,
(3) made upon the disability of the Contract Owner or other payee, or (4) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary. Premature distributions may result, for example, from an early Annuity Commencement Date, an early surrender, partial surrender or assignment of a Contract or the early death of an Annuitant who is not also the Contract Owner or other person receiving annuity payments under the Contract.

A transfer of ownership of a Contract, or designation of an Annuitant or other payee who is not also the Contract Owner, may result in certain income or gift tax consequences to the Contract Owner that are beyond the scope of this discussion. A Contract Owner contemplating any transfer or assignment of a Contract should contact a competent tax adviser with respect to the potential tax effects of such transaction.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires (a) if any person receiving annuity payments dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the person's death; and (b) if any Contract Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that person's death or (2) as annuity payments which will begin within one year of that Contract Owner's death and which will be made over the life of the Contract Owner's designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary. However, if the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse deemed to be the new Contract Owner. Where the Contract Owner or other person receiving payments is not a natural person, the required distributions provided by Section 72(s) apply upon the death of the primary Annuitant.

No regulations interpreting the requirements of Section 72(s) have yet been issued (although proposed regulations have been issued interpreting similar requirements for qualified plans). First Fortis intends to review and modify the Contract if necessary to ensure that it complies with the requirements of
Section 72(s) when clarified by regulation or otherwise.

Generally, unless the Beneficiary elects otherwise, the above requirements will be satisfied where the death occurs prior to the Annuity Commencement Date by paying the death benefit in a single sum, subject to proof of the Contract Owner's death. The Beneficiary, however, may elect by Written Request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, particularly where the annuitant dies and the annuitant is not the Contract Owner, the IRS may disregard the election for tax purposes and tax the Beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS

The Contracts may be used with several types of tax-qualified plans. The tax rules applicable to Contract Owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code on behalf of an individual are excludable from the individual's gross income for tax purposes during the Accumulation Period. The portion, if any, of any purchase payment made by or on behalf of an individual under a Contract that is not excluded from the individual's gross income for tax purposes during the Accumulation Period constitutes the individual's "investment in the Contract." Aggregate deferrals under all plans at the employee's option may be subject to limitations.

When annuity payments begin, the individual will receive back his or her "investment in the Contract" if any, as a tax-free return of capital. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. When payments are received as an annuity, the tax-free return of capital is treated as if received ratably over the entire period of the annuity until fully recovered (as described above with respect to Non-Qualified Contracts).

The Contracts are available in connection with the following types of retirement plans: Section 403(b) annuity plans for employees of certain tax-exempt organizations and public educational institutions; Section 401 or 403(a) qualified pension, profit-sharing or annuity plans; individual retirement annuities ("IRAs") under Section 408(b); simplified employee pension plans ("SEPs") under Section 408(k); SIMPLE IRA Plans under Section 408(p); Section 457 unfunded deferred compensation plans of public employers and tax-exempt organizations' and private employer unfunded deferred compensation plans. The tax implications of these plans are further discussed in the Statement of Additional Information under the heading "Taxation Under Certain Retirement Plans."

WITHHOLDING

Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly from the qualified plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require First Fortis to disregard the recipient's election if the recipient fails to supply First Fortis with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies First Fortis that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investments underlying the Contracts, in order for the Contracts to be treated as annuities. First Fortis believes that these diversification standards will be satisfied. Failure to do so would result in immediate taxation to Contract Owners or persons receiving annuity payments of all returns credited to Contracts, except in the case of certain Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Contract Owners or persons receiving annuity payments to be treated as the owners of Variable Account assets for tax purposes. First Fortis reserves the right to amend the Contracts in any way necessary to avoid any such result. The Treasury Department may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards were considered not to embody a new position.

CERTAIN EXCHANGES

Section 1035 of the Code provides generally that no gain or loss will be recognized under the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange from one of these types of products into a Contract pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code, and your investment in the Contract will be the same as your investment in the product you exchanged out of.

Because of the complexity of these and other tax aspects in connection with an exchange, you should consult a tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(B) PLANS

Section 403(b)(12) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

    (1) elective contributions made for years beginning after December 31, 1988;

    (2) earnings on those contributions; and

    (3) earnings on amounts held as of December 31, 1988.

Distribution of these amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions made after December 31, 1988 may not be distributed in the case of hardship.

FURTHER INFORMATION ABOUT FIRST FORTIS

First Fortis Life Insurance Company is an affiliate of the worldwide Fortis group of companies owned by Fortis AMEV of the Netherlands and Fortis AG of Belgium. The Company was originally organized under New York Insurance Law on August 12, 1971, and was acquired by the current owners on March 24, 1989, to enable the Fortis group of companies the ability to distribute their products to the New York State marketplace.

On October 1, 1991, First Fortis Life Insurance Company and its affiliate Fortis Benefits Insurance Company (the "Companies"), entered into an Asset Transfer and Acquisition Agreement (the "Agreement") with Mutual Benefit Life Insurance Company in Rehabilitation (MBL). Pursuant to the Agreement, the Companies acquired certain assets and assumed certain liabilities of MBL relating to the group life, accident and health, disability and dental insurance business of MBL. That portion of the business conducted in New York was assumed by First Fortis, while the remaining and more substantial portion of the business was assumed by Fortis Benefits Insurance Company. N.V. AMEV contributed $25 million in cash to the paid-in-capital of First Fortis on October 1, 1991 in connection with the acquisition.

GENERAL

First Fortis is engaged in the offer and sale of insurance products, including fixed and variable annuity contracts, and group life, accident and health insurance policies. First Fortis markets its products to small business and individuals through a network of independent agents, brokers, and financial institutions.

SELECTED FINANCIAL DATA

The following is a summary of certain financial data of First Fortis. This summary has been derived in part from, and should be read in conjunction with, the financial statements of First Fortis included elsewhere in this Prospectus.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------------
                                                                      1997       1996       1995       1994       1993
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                                       (IN THOUSANDS)
INCOME STATEMENT DATA
  Premiums........................................................             $  67,517  $  81,202  $  92,056  $  75,393
  Net investment income...........................................                 7,891      7,466      6,261      6,074
  Realized investment gains (losses)..............................                    (4)     2,683     (1,057)     3,062
  Other income....................................................                   336        297        287        533
                                                                    ---------  ---------  ---------  ---------  ---------
    TOTAL REVENUES................................................                75,740     91,648     97,547     85,062
                                                                    ---------  ---------  ---------  ---------  ---------
  Benefits and expenses...........................................                75,596     96,371    104,582     85,170
  Income tax expense (benefit)....................................                   (39)    (1,563)      (999)      (686)
                                                                    ---------  ---------  ---------  ---------  ---------
  Net income (loss)...............................................             $     183  $  (3,160) $  (6,036) $     578
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
BALANCE SHEET DATA
  Total assets....................................................             $ 143,139  $ 139,913  $ 123,954  $ 132,077
  Total liabilities...............................................             $ 107,447  $ 101,523  $  97,913  $  92,863
  Total shareholder's equity......................................             $  35,692  $  38,390  $  26,041  $  39,214



MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS



1997 COMPARED TO 1996 (TO BE FILED)



1996 COMPARED TO 1995


REGULATION

The Company is subject to the laws and regulations established by the New York State Insurance Department governing insurance business conducted in New York State. Periodic audits are conducted by the New York Insurance Department related to the Company's compliance with these laws and regulations. To date there have been no adverse findings regarding the Company's operations.

As a small group (1-50 lives) medical insurer in the State of New York, First Fortis was impacted by the passage in 1992 of Regulation 145, "Open Enrollment and Community Rating of Individual and Small Group Health Insurance" and Regulation 146, "Establishment and Operation on Market Stabilization Mechanisms for Individuals and Small Group Health Insurance". The purpose of Regulation 145 is to promote competition among insurers and facilitate access to health insurance by all New York residents. Beginning April 1, 1993, Regulation 145 required insurers to apply a rating methodology (community rate) in which the premium for all persons covered by a policy or contract form is the same based on the experience of the entire pool of risks covered by that policy or contract form without regard to age, sex, health status or occupation. Regulation 146 established a market stabilization process to share among insurers substantive cost variations attributable to significant differences in demographic characteristics of the persons covered. During 1996, 1995, and 1994, demographic characteristics of the Company's medical business resulted in payments to the pools which have been reflected in accident and health benefits.

DIRECTORS AND EXECUTIVE OFFICERS

Set forth is information concerning First Fortis' directors and executive officers, together with their business experience and principal occupations for the past five years:


Zafar Rashid, 48                  President and Chief Executive Officer; Senior
                                  Vice President and Chief Financial Officer of
                                  Fortis Inc.
Larry M. Cains, 51                Treasurer; Senior Vice President of Fortis,
Director since 1995               Inc.
Allen R. Freedman, 58             Chairman of Board; Chairman and Chief
Director Since 1989               Executive Officer of Fortis, Inc.
Thomas M. Keller, 50              President of Time Insurance Company;
Director Since 1994               President--Fortis Healthcare of Fortis
                                  Benefits Insurance Company; before that Senior
                                  Vice President of Fortis, Inc.
Dean C. Kopperud, 45              Chief Executive Officer of Fortis Advisers,
Director Since 1994               Inc. and President of Fortis Investors, Inc.;
                                  President--Fortis Financial Group of Fortis
                                  Benefits Insurance Company
Terry J. Kryshak, 47              Senior Vice President and Chief Administrative
Director Since 1991               Officer
Susie Gharib, 47                  Anchorwoman, Cable NBC; before that,
Director Since 1991               Anchorwoman, Financial News Network

Guy Gerard Rutherfurd, Jr., 58    Senior Vice President, Dean Witter
Director Since 1989               Intercapital; before that Executive Vice
                                  President and Chief Investment Officer of
                                  Nomura Asset Management, Inc.
Dale Edward Gardner, 67           President, Gardner & Bull
Director Since 1989
Kenneth W. Nelson, 76             President, Tech Products, Inc.
Director Since 1989
Clarence Elkus Galston, 88        Attorney at Law
Director Since 1989
Robert B. Pollock, 43             President and Chief Executive Officer of
Director Since 1995               Fortis Benefits Insurance Company
Barbara R. Hege, 54               Assistant Treasurer and Chief Financial
                                  Officer
Jerome A. Atkinson, 48            Secretary; Vice President, Secretary and
                                  General Counsel of Fortis, Inc.; before that
                                  Senior Vice President, Secretary and General
                                  Counsel of American Security Insurance Company


First Fortis' officers serve at the pleasure of the Board of Directors, and members of the Board who are also officers or employees of First Fortis serve without compensation. All Directors serve until their successors are duly elected and qualified. The compensation of members of the Board who are not also officers or employees of First Fortis or its affiliates is as follows. The Director receives $1,000 for attendance at the annual Board meeting. If the Director is also a member of the Audit Committee and/or the Investment Committee, the Director also receives $1,000 for attending any meeting of such committee unless the committee meeting date is the same as the annual meeting, in which case the committee meeting compensation is $500.

Mr. Freedman is also a director of Systems and Computer Technology Corporation and Genesis Health Ventures and the following registered investment companies:
Fortis Equity Portfolios, Inc.; Fortis Growth Fund, Inc.; Fortis Fiduciary Fund, Inc.; Fortis Income Portfolios, Inc.; Fortis Securities, Inc.; Fortis Tax-Free Portfolios, Inc.; Fortis Money Portfolios, Inc.; Fortis Advantage Portfolios, Inc.; Fortis Worldwide Portfolios, Inc.; Fortis Series Fund, Inc.; Special Portfolios, Inc.

EXECUTIVE COMPENSATION

Set forth below is certain information concerning the compensation of the named executive officers of First Fortis. Mr. Freedman is compensated by other affiliates of First Fortis.

--------------------------------------------------------------------------------

SUMMARY COMPENSATION TABLE


                                                                     ANNUAL COMPENSATION
                                                               --------------------------------
                                                                                   OTHER ANNUAL      ALL OTHER
                                                                SALARY    BONUS    COMPENSATION   COMPENSATION (1)
              NAME AND PRINCIPAL POSITION                YEAR    ($)       ($)         ($)              ($)
-------------------------------------------------------  ----  --------  --------  ------------   ----------------
Allen R. Freedman                                        1997  $         $           $                $
 President                                               1996         0         0          0                0
                                                         1995         0         0          0                0
Terry J. Kryshak                                         1997   111,000    34,000          0            6,660
 Senior Vice President and Chief Administrative Officer  1996   107,350    25,764          0            8,288
                                                         1995
Robert O. Blaber                                         1997    78,234   256,647          0                0
 Senior Vice President                                   1996    75,000   263,654                      14,852
                                                         1995


------------------------
1 This column includes contributions made by First Fortis for the year for the benefit for the named individual to defined contribution retirement plans.

As additional compensation to its employees and executive officers, First Fortis has an Employees' Uniform Retirement Plan and an Executive Retirement Plan which generally provide an annual annuity benefit upon retirement at age 65 (or a reduced benefit upon early retirement) equal to: .9% of the employee's Average Annual compensation up to the employee's social security covered compensation, plus 1.3% of Average Annual compensation above the employee's social security covered compensation up to $235,840, as adjusted by an index, multiplied by the employee's years of credited services.

The following table illustrates the combined estimated life annuity benefit payable from the Employees Uniform Retirement Plan and the Executive Retirement Plan to employees with the specified Final Average Salary and Years of Service upon retirement.

PENSION TABLE

                                                    YEARS OF SERVICE
                                     -----------------------------------------------
FINAL AVERAGE EARNINGS                 10      15      20      25      30      35
-----------------------------------  ------  ------  ------  ------  ------  -------
125,000                              15,147  22,720  30,294  37,867  45,441   53,014
150,000                              18,397  27,595  36,794  45,992  55,191   64,389
175,000                              21,647  32,470  43,294  54,117  64,941   75,764
200,000                              24,897  37,345  49,794  62,242  74,691   87,139
225,000                              28,147  42,220  56,294  70,367  84,441   98,514
250,000                              30,214  45,321  60,428  75,536  90,643  105,750
275,000+                             30,352  45,528  60,704  75,880  91,056  106,232


The table above excludes social security benefits. In general, for the purposes of these plans compensation includes salary and bonuses. The credited years of service with First Fortis for those individuals named in the Summary Compensation Table above are as follows: 1, 7, and 11.


OWNERSHIP OF SECURITIES

All of First Fortis' outstanding shares are owned by Fortis, Inc., One Chase Manhattan Plaza, New York, N.Y. 10005. Fortis, Inc., in turn is wholly owned by Fortis International, Inc., which is wholly owned by AMEV/VSB 1990 N.V., both of which share the same address with N.V. AMEV., Archimedeslaan 10, 3584 BA, Utrecht, The Netherlands. AMEV/ VSB 1990 N.W. is 50% owned by Fortis AMEV and 50% owned, through certain subsidiaries, by Fortis AG, Boulevard Emile Jacqmain 53, 1000 Brussels, Belgium.

VOTING PRIVILEGES

In accordance with its view of current applicable law, First Fortis will vote shares of each of the Portfolios which are attributable to a Contract at regular and special meetings of the shareholders of Series Fund in proportion to instructions received from the persons having the voting interest in the Contract as of the record date for the corresponding Series Fund shareholders meeting. Contract Owners have the voting interest during the Accumulation Period, persons receiving annuity payments during the Annuity Period, and Beneficiaries after the death of the Annuitant or Contract Owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result First Fortis determines that it is permitted to vote shares of the Portfolios in its own right, it may elect to do so.

During the Accumulation Period, the number of shares of a Portfolio attributable to a Contract is determined by dividing the amount of Contract Value in the corresponding Subaccount pursuant to the Contract as of the record date for the shareholders meeting by the net asset value of one Portfolio share as of that date. During the Annuity Period, or after the death of the Annuitant or Contract Owner, the number of Portfolio shares deemed attributable to the Contract will be computed in a comparable manner, based on the liability for future variable annuity payments allocable to that Subaccount under the Contract as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units credited to the Contract and the applicable Annuity Unit value on the record date. During the Annuity Period, the number of votes attributable to a Contract will generally decrease since funds set aside to make the annuity payments will decrease.

First Fortis will vote shares for which it has received no timely instructions, and any shares attributable to excess amounts First Fortis has accumulated in the related Subaccount, in proportion to the voting instructions which it receives with respect to all Contracts and other variable annuity contracts participating in a Portfolio. To the extent that First Fortis or any affiliated company holds any shares of a Portfolio, they will be voted in the same proportion as instructions for that Portfolio that are received from persons holding the voting interest with respect to all First Fortis separate accounts participating in that Portfolio. Shares held by separate accounts other than the Variable Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the Contracts.

Each person having a voting interest in a Subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate Portfolio. Pursuant to the procedures described above, these persons may give instructions regarding the election of the Board of Directors of Series Fund, ratification of the selection of its independent auditors, the approval of the investment managers of a Portfolio, changes in fundamental investment policies of a Portfolio and all other matters that are put to a vote by Series Fund shareholders.

LEGAL MATTERS

The legality of the Contracts described in this Prospectus has been passed upon by Douglas R. Lowe, Esquire, Assistant General Counsel with the law department of Fortis Benefits Insurance Company, an affiliate of First Fortis. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised First Fortis on certain federal securities law matters.

OTHER INFORMATION

Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

A Statement of Additional Information is available upon request. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
First Fortis and the Variable Account.....................................    2
Calculation of Annuity Payments...........................................    2
Postponement of Payments..................................................    3
Services..................................................................    3
  - Safekeeping of Variable Account Assets................................    3
  - Experts...............................................................    3
  - Principal Underwriter.................................................    3
Limitations on Allocations................................................    4
Change of Investment Adviser or Investment Policy.........................    4
Taxation Under Certain Retirement Plans...................................    4
Withholding...............................................................    8
Terms of Exemptive Relief in Connection With Mortality and Expense Risk
 Charge...................................................................    8
Variable Account Financial Statements.....................................    9
APPENDIX A--Performance Information.......................................  A-1

FIRST FORTIS FINANCIAL STATEMENTS

The financial statements of First Fortis that are included in this Prospectus should be considered primarily as bearing on the ability of First Fortis to meet its obligations under the Contracts. The Contracts are not entitled to participate in earnings, dividends or surplus of First Fortis.

APPENDIX A--SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS

The formula which will be used to determine the Market Value Adjustment is:

         1 + I           n/12
      -----------              - 1
 (   1 + J + .0025   )

Sample Calculation 1: Positive Adjustment

Amount withdrawn or transferred           $10,000
Existing Guarantee Period                 7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                7%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment

                     1 + .08           60/12
$10,000 x         -------------               - 1]  = $354.57
            [(   1 + .07 + .0025   )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,354.57

Sample Calculation 2: Negative Adjustment

Amount withdrawn or transferred           $10,000
Existing Guarantee Period                 7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                9%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment:

                     1 + .08           60/12
$10,000 x         -------------               - 1]  = - $559.14
            [(   1 + .09 + .0025   )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $9,440.86

Sample Calculation 3: Negative Adjustment

Amount withdrawn or transferred           $10,000
Guarantee Period                          7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                7.75%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment:

                     1 + .08           60/12
                 ---------------
$10,000 x          1 + .0775 +                - 1]  = $0
            [(        .0025        )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,000
------------------------
* Assumed for illustrative purposes only.

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
APPENDIX B--SAMPLE DEATH BENEFIT CALCULATIONS

DATE OF DEATH IS THE 3RD CONTRACT ANNIVERSARY

                                                           EXAMPLE 1    EXAMPLE 2
                                                          -----------  -----------
a.    Net Purchase Payments Made Prior to Date of
      Death.............................................   $  20,000    $  20,000

b.    Contract Value on Date of Death...................   $  17,000    $  25,000

Death Benefit is larger of a, and b.....................   $  20,000    $  25,000

DATE OF DEATH IS THE 8TH CONTRACT ANNIVERSARY

                                                           EXAMPLE 3    EXAMPLE 4    EXAMPLE 5
                                                          -----------  -----------  -----------
a.    Net Purchase Payments Made Prior to Date of
      Death.............................................   $  20,000    $  20,000    $  20,000

b.    Contract Value on 7th Contract Anniversary........   $  15,000    $  30,000    $  30,000

c.    Contract Value on Date of Death...................   $  17,000    $  25,000    $  35,000

Death Benefit is larger of a, b, and c..................   $  20,000    $  30,000    $  35,000

DATE OF DEATH IS THE 15TH CONTRACT ANNIVERSARY

                                                           EXAMPLE 6    EXAMPLE 7    EXAMPLE 8
                                                          -----------  -----------  -----------
a.    Net Purchase Payments Made Prior to Date of
      Death.............................................   $  20,000    $  20,000    $  20,000

b.    Contract Value on 14th Contract Anniversary.......   $  15,000    $  40,000    $  40,000

c.    Contract Value on Date of Death...................   $  17,000    $  30,000    $  50,000

Death Benefit is larger of a, b, and c..................   $  20,000    $  40,000    $  50,000

                 [This page has been intentionally left blank]

APPENDIX C--EXPLANATION OF EXPENSE CALCULATIONS

The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total Series Fund expense rate plus The annual administrative charge rate.

The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.

For example, the 3 year expense for the Growth Stock Series is calculated as follows:


     Total Variable Account Annual Expenses         1.35%
+    Total Series Fund Operating Expenses
=    Total Expense Rate



Year 1 Beginning Policy Value = $1000.00
Year 1 Expense =
$1000.00                  x     =    $

Year 2 Beginning Policy Value =
Year 2 Expense = $        x     =    $

Year 3 Beginning Policy Value =
Year 3 Expense = $        x     =    $



So the cumulative expenses for years 1-3 for the Growth Stock Series are equal
to $    + $    + $    = $    .


If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:

Surrender Charge Percentage x      (Initial Premium - 10% Free Withdrawal)    =   Surrender Charge
          0.05          x          ( $1000.00    -      $100.00    )          =   $45.00


So the total expense if surrendered is $    + $45.00 = $    .

                 [This page has been intentionally left blank]

FIRST FORTIS MASTERS+ VARIABLE ANNUITY


Flexible Premium Deferred

Combination Variable and Fixed Annuity Contracts


PROSPECTUS DATED
May 1, 1998



[FORTIS LOGO]



FIRST FORTIS LIFE INSURANCE COMPANY
MAILING ADDRESS:     STREET ADDRESS:                PHONE: 1-800-745-8248
P.O. BOX 3249        220 SALINA MEADOWS PARKWAY
SYRACUSE             SUITE 255
NEW YORK 13220       SYRACUSE
                     NEW YORK 13212


This Prospectus describes flexible premium deferred combination variable and fixed annuity contracts (a "Contract") issued by First Fortis Life Insurance Company ("First Fortis"). The minimum initial purchase payment is generally $5,000 and is $1,000 for each subsequent purchase payment.


A Contract allows you to accumulate funds on a tax-deferred basis. You may elect a guaranteed interest accumulation option through First Fortis' Fixed Account or a variable return accumulation option through Separate Account A (the "Variable Account") of First Fortis, or a combination of these two options. Under the variable rate accumulation option, you can choose among one or more of the following investment portfolios of Fortis Series Fund, Inc. (the "Portfolios"):



Money Market Series                       S&P 500 Index Series
U.S. Government Securities Series         Blue Chip Stock Series
Diversified Income Series                 International Stock Series
Global Bond Series                        Mid Cap Stock Series
High Yield Series                         Small Cap Value Series
Global Asset Allocation Series            Global Growth Series
Asset Allocation Series                   Large Cap Growth Series
Value Series                              Growth Stock Series
Growth & Income Series                    Aggressive Growth Series



The accompanying Prospectuses for the Portfolios describe the investment objectives, policies and risks of each of the Portfolios. Under the guaranteed interest accumulation option, you can choose among ten different guarantee periods, each of which has its own interest rate.


The Contract provides several different types of retirement and death benefits, including fixed and variable annuity income options. Within limits, you may make partial surrenders of the Contract Value or may totally surrender the Contract for its Cash Surrender Value.

You have the right to examine a Contract for ten days from the time you receive the Contract and return it for a refund of the full Contract Value.


This Prospectus gives prospective investors information about the Contracts that they should know before investing. This Prospectus must be accompanied by a current Prospectus of the Portfolios. All of the Prospectuses should be read carefully and kept for future reference.



A Statement of Additional Information, dated May 1, 1998, about certain aspects of the Contracts has been filed with the Securities and Exchange Commission and is available without charge, from First Fortis at the address and phone number printed above. The Table of Contents for the Statement of Additional Information appears on page 21 of this Prospectus.


THESE CONTRACTS ARE NOT OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, CREDIT UNION, BROKER-DEALER OR OTHER FINANCIAL INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY; AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


97104 (Ed. 5/98)

TABLE OF CONTENTS


                                                                            PAGE
Special Terms Used in this Prospectus...................................       3
Information Concerning Fees and Charges.................................       4
Summary of Contract Features............................................       6
First Fortis Life Insurance Company.....................................       7
The Variable Account....................................................       7
The Portfolios..........................................................       8
The Fixed Account.......................................................       8
    - Guaranteed Interest Rates/Guarantee Periods.......................       8
    - Market Value Adjustment...........................................       8
    - Investments by First Fortis.......................................       9
Accumulation Period.....................................................       9
    - Issuance of a Contract and Purchase Payments......................       9
    - Contract Value....................................................      10
    - Allocation of Purchase Payments and Contract Value................      10
    - Total and Partial Surrenders......................................      11
    - Benefit Payable on Death of Contract Owner (or Annuitant).........      11
The Annuity Period......................................................      12
    - Annuity Commencement Date.........................................      12
    - Commencement of Annuity Payments..................................      13
    - Relationship Between Subaccount Investment Performance and Amount
      of Variable Annuity Payments......................................      13
    - Annuity Forms.....................................................      13
    - Death of Annuitant or Other Payee.................................      14
Charges and Deductions..................................................      14
    - Premium Taxes.....................................................      14
    - Charges Against the Variable Account..............................      14
    - Tax Charge........................................................      14
    - Surrender Charge..................................................      14
    - Miscellaneous.....................................................      15
    - Reduction of Charges..............................................      15
General Provisions......................................................      15
    - The Contracts.....................................................      15
    - Postponement of Payment...........................................      15
    - Misstatement of Age or Sex and Other Errors.......................      15
    - Assignment........................................................      15
    - Beneficiary.......................................................      15
    - Reports...........................................................      15
Rights Reserved By First Fortis.........................................      15
Distribution............................................................      16
Federal Tax Matters.....................................................      16
Further Information about First Fortis..................................      18
    - General...........................................................      18
    - Selected Financial Data...........................................      19
Management's Discussion and Analysis of Financial Condition and Results
 of Operations..........................................................      19
Directors and Executive Officers........................................      19
    - Executive Compensation............................................      20
    - Ownership of Securities...........................................      21
Voting Privileges.......................................................      21
Legal Matters...........................................................      21
Other Information.......................................................      21
Contents of Statement of Additional Information.........................      21
First Fortis Financial Statements.......................................      21
Appendix A--Sample Market Value Adjustment Calculations.................     A-1
Appendix B--Sample Death Benefit Calculations...........................     B-1
Appendix C--Explanation of Expense Calculations.........................     C-1


THE CONTRACTS ARE NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. FIRST FORTIS DOES NOT AUTHORIZE ANY INFORMATION OR REPRESENTATION REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS WHICH IS NOT INCLUDED IN THIS PROSPECTUS, THE RELATED STATEMENT OF ADDITIONAL INFORMATION, OR ANY SUPPLEMENTS THERETO OR IN ANY SUPPLEMENTAL SALES MATERIAL AUTHORIZED BY FIRST FORTIS.

SPECIAL TERMS USED IN THIS PROSPECTUS


ACCUMULATION PERIOD             The time period under a Contract between the
                                Contract Issue Date and the Annuity Commencement
                                Date.
ACCUMULATION UNIT               A unit of measure used to calculate a Contract
                                Owner's interest in the Variable Account during
                                the Accumulation Period.
ANNUITANT                       A person during whose life annuity payments are
                                to be made by First Fortis under the Contract.
                                The Annuitant is the person named in the
                                application for the Certificate. If such person
                                dies before the Annuity Commencement Date and
                                there is an additional annuitant named in the
                                application, the additional annuitant shall
                                become the Annuitant. If there is no named
                                additional annuitant, or the additional
                                annuitant has predeceased the annuitant who is
                                named in the application, the Participant, if he
                                or she is a natural person, shall become the
                                Annuitant.
ANNUITY COMMENCEMENT DATE       The date on which the Annuity Period commences.
ANNUITY PERIOD                  The time period following the Accumulation
                                Period, during which annuity payments are made
                                by First Fortis.
ANNUITY UNIT                    A unit of measurement used to calculate variable
                                annuity payments.
BENEFICIARY                     The person entitled to receive benefits under
                                the terms of the Contract.
CASH SURRENDER VALUE            The amount payable to the Contract Owner on
                                surrender of the Contract after all applicable
                                adjustments and deduction of all applicable
                                charges.
CONTRACT ISSUE DATE             The date on which the Contract becomes effective
                                as shown on the Contract Data Page.
CONTRACT OWNER                  The person or company named in the application
                                for a Contract, who is entitled to exercise all
                                rights and privileges of ownership under the
                                Contract during the Accumulation Period.
CONTRACT VALUE                  The sum of the Fixed Account Value and the
                                Variable Account Value.
FIXED ACCOUNT                   The name of the alternative under which purchase
                                payments are allocated to First Fortis' General
                                Account.
FIXED ACCOUNT VALUE             The amount of your Contract Value which is in
                                the Fixed Account.
FIXED ANNUITY OPTION            An annuity option under which First Fortis
                                promises to pay the Annuitant or any other payee
                                that you designate one or more fixed payments.
GENERAL ACCOUNT                 All assets of First Fortis other than those in
                                the Variable Account, and other than those in
                                any other legally segregated separate account
                                established by First Fortis.
GUARANTEED INTEREST RATE        The rate of interest we credit during any
                                Guarantee Period, on an effective annual basis.
GUARANTEE PERIOD                The period for which a Guaranteed Interest Rate
                                is credited.
HOME OFFICE                     Our office at 220 Salina Meadows Parkway,
                                Syracuse, New York 13220; 1-800-745-8248;
                                Mailing address: P.O. Box 3249, Syracuse NY
                                13220.
MARKET VALUE ADJUSTMENT         Positive or negative adjustment in Fixed Account
                                Value that we make if such value is paid out
                                more than fifteen days before or after the end
                                of a Guarantee Period in which it was being
                                held.
NET PURCHASE PAYMENT            The gross amount of a purchase payment less any
                                applicable premium taxes or similar governmental
                                assessments.
NON-QUALIFIED CONTRACTS         Contracts that do not qualify for the special
                                federal income tax treatment applicable in
                                connection with certain retirement plans.
PORTFOLIO                       Each separate investment portfolio available for
                                investment by the Variable Account.
QUALIFIED CONTRACTS             Contracts that are qualified for the special
                                federal income tax treatment applicable in
                                connection with certain retirement plans.
SUBACCOUNTS                     The several Subaccounts of the Variable Account,
                                each of which invests its assets in a different
                                Portfolio.
VALUATION DATE                  All business days except, with respect to any
                                Subaccount, days on which the related Portfolio
                                does not value its shares. Generally, the
                                Portfolios value their shares on each day the
                                New York Stock Exchange is open.
VALUATION PERIOD                The period that starts at the close of regular
                                trading on the New York Stock Exchange on a
                                Valuation Date and ends at the close of regular
                                trading on the exchange on the next succeeding
                                Valuation Date.
VARIABLE ACCOUNT                The segregated asset account referred to as
                                Separate Account A of First Fortis Life
                                Insurance Company established to receive and
                                invest purchase payments under Contracts.
VARIABLE ACCOUNT VALUE          The amount of your Contract Value in the
                                Subaccounts of the Variable Account.
VARIABLE ANNUITY OPTION         An annuity option under which First Fortis
                                promises to pay the Annuitant or any other payee
                                chosen by you one or more payments which vary in
                                amount in accordance with the net investment
                                experience of the Subaccounts selected by the
                                Annuitant.
WRITTEN REQUEST                 A written, signed and dated request, in form and
                                substance satisfactory to First Fortis and
                                received at our Home Office.

INFORMATION CONCERNING FEES AND CHARGES

CONTRACT OWNER TRANSACTION CHARGES

Front-End Sales Charge Imposed on Purchases.................       0%
Maximum Surrender Charge for Sales Expenses.................       7%(1)


                                     SURRENDER CHARGE AS A
    NUMBER OF YEARS SINCE           PERCENTAGE OF PURCHASE
PURCHASE PAYMENT WAS CREDITED               PAYMENT
------------------------------      -----------------------
                   Less than 2                 7%
    At least 2 but less than 4                 6%
    At least 4 but less than 5                 5%
    At least 5 but less than 6                 3%
    At least 6 but less than 7                 1%
                     7 or more                 0%


       Other Surrender Fees.................................       0%
       Exchange Fee.........................................       0%

ANNUAL CONTRACT ADMINISTRATION CHARGE.......................  $    0

VARIABLE ACCOUNT ANNUAL EXPENSES
 (AS A PERCENTAGE OF AVERAGE ACCOUNT VALUE)

       Mortality and Expense Risk Charge....................     1.25%
       Variable Account Administrative Charge...............      .10%
                                                                  ---
         Total Variable Account Annual Expenses.............     1.35%

------------------------
(1) This charge does not apply in certain cases such as partial surrenders each year of up to 10% of "new purchase payments" as defined under the heading "surrender charge," or payment of a death benefit.

MARKET VALUE ADJUSTMENT WITH RESPECT TO FIXED ACCOUNT


Surrenders and other withdrawals from the Fixed Account more than fifteen days from the end of a Guarantee Period other than the one year Guarantee Period are subject to a Market Value Adjustment. The Market Value Adjustment may increase or reduce the Fixed Account Value. It is computed pursuant to a formula that is described in more detail under "Market Value Adjustment."



PORTFOLIO ANNUAL EXPENSES (A)


                                                               MONEY    U.S. GOVERNMENT   DIVERSIFIED    GLOBAL     HIGH
                                                              MARKET      SECURITIES         INCOME       BOND      YIELD
                                                              SERIES        SERIES           SERIES      SERIES    SERIES
                                                              -------   ---------------   ------------   -------   -------
Investment Advisory and Management Fee......................
Other Expenses..............................................
Total Series Fund Operating Expenses........................

                                                                GLOBAL
                                                                 ASSET         ASSET                GROWTH &
                                                              ALLOCATION    ALLOCATION     VALUE     INCOME
                                                                SERIES        SERIES      SERIES     SERIES
                                                              -----------   -----------   -------   --------
Investment Advisory and Management Fee......................
Other Expenses..............................................
Total Series Fund Operating Expenses........................


                                                        S&P 500    BLUE CHIP                     MID CAP    SMALL CAP    GLOBAL
                                                         INDEX       STOCK      INTERNATIONAL     STOCK       VALUE      GROWTH
                                                         SERIES      SERIES      STOCK SERIES     SERIES      SERIES     SERIES
                                                        --------   ----------   --------------   --------   ----------   -------
Investment Advisory and Management Fee................
Other Expenses........................................
Total Series Fund Operating Expenses..................

                                                        LARGE CAP    GROWTH
                                                          GROWTH      STOCK     AGGRESSIVE
                                                          SERIES     SERIES    GROWTH SERIES
                                                        ----------   -------   -------------
Investment Advisory and Management Fee................
Other Expenses........................................
Total Series Fund Operating Expenses..................


------------------------------

(a) As a percentage of Portfolio average net assets based on 1997 historical data except that for Small Cap Value Series, Mid Cap Stock Series and Large Cap Growth Series these amounts are based upon estimates for their current fiscal year.

EXAMPLES*

If you SURRENDER your Contract in full at the end of any of the time periods shown below, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
Money Market Series...............................
U.S. Government Securities Series.................
Diversified Income Series.........................
Global Bond Series................................
High Yield Series.................................
Global Asset Allocation Series....................
Asset Allocation Series...........................
Value Series......................................
Growth & Income Series............................
S&P 500 Index Series..............................
Blue Chip Stock Series............................
International Stock Series........................
Mid Cap Stock Series..............................
Small Cap Value Series............................
Global Growth Series..............................
Large Cap Growth Series...........................
Growth Stock Series...............................
Aggressive Growth Series..........................


If you COMMENCE AN ANNUITY PAYMENT OPTION, or do NOT surrender your Contract, you would pay the following cumulative expenses on a $1,000 investment, assuming a 5% annual return on assets:


IF ALL AMOUNTS ARE INVESTED IN ONE PORTFOLIO:       1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                    ------   -------   -------   --------
Money Market Series...............................
U.S. Government Securities Series.................
Diversified Income Series.........................
Global Bond Series................................
High Yield Series.................................
Global Asset Allocation Series....................
Asset Allocation Series...........................
Value Series......................................
Growth & Income Series............................
S&P 500 Index Series..............................
Blue Chip Stock Series............................
International Stock Series........................
Mid Cap Stock Series..............................
Small Cap Value Series............................
Global Growth Series..............................
Large Cap Growth Series...........................
Growth Stock Series...............................
Aggressive Growth Series..........................


------------------------

    * Does not include the effect of any Market Value Adjustment.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                            ------------------------


The foregoing tables and examples are included to assist you in understanding the transaction and operating expenses imposed directly or indirectly under the Contracts and the Portfolios. Amounts for state premium taxes or similar assessments will also be deducted, where applicable.


See Appendix C for an explanation of the calculation of the amounts set forth above.

SUMMARY OF CONTRACT FEATURES

The following summary should be read in conjunction with the detailed information in this Prospectus.

The Contracts are designed to provide individuals with retirement benefits through the accumulation of Net Purchase Payments on a fixed or variable basis, and by the application of such accumulations to provide fixed or variable annuity payments.

"We," "our," and "us" mean First Fortis Life Insurance Company. "You" and "your" mean a reader of this Prospectus who is contemplating making purchase payments or taking any other action in connection with a Contract.

PURCHASE PAYMENTS


The initial purchase payment under a Contract must be at least $5,000 ($2,000 for a Contract pursuant to a qualified contract). Additional purchase payments under a Contract must be at least $1,000 ($50 for a Contract pursuant to a qualified contract). See "Issuance of a Contract and Purchase Payments."


On the Contract Issue Date, the initial purchase payment is allocated, as specified by the Contract Owner in the Contract application, among one or more of the Subaccounts of the Variable Account, or to one or more of the Guarantee Periods in the Fixed Account, or to a combination thereof. Subsequent purchase payments are allocated in the same way, or pursuant to different allocation percentages that the Contract Owner may subsequently request In Writing.

VARIABLE ACCOUNT INVESTMENT OPTIONS


Each of the Subaccounts of the Variable Account invests in shares of a corresponding Portfolio. Contract Value in each of the Subaccounts of the Variable Account will vary to reflect the investment experience of each of the corresponding Portfolios, as well as deductions for certain charges.



Each Portfolio has a separate and distinct investment objective and is managed by Fortis Advisers, Inc or a subadviser of Fortis Advisers, Inc. A full description of the Portfolios and their investment objectives, policies, risks and expenses can be found in the current Prospectus for the Portfolios, which accompanies this Prospectus, and the Portfolios Statement of Additional Information which is available upon request.


FIXED ACCOUNT INVESTMENT OPTIONS

Any amount allocated by the Contract Owner to the Fixed Account earns a Guaranteed Interest Rate. The level of the Guaranteed Interest Rate depends on the length of the Guarantee Period selected by the Contract Owner. We currently make available ten different Guarantee Periods, ranging from one to ten years.


If amounts are transferred, surrendered or otherwise paid out more than fifteen days before or after the end of the applicable Guarantee Period other than the one year Guarantee Period, a Market Value Adjustment will be applied to increase or decrease the amount of Fixed Account Value that is paid out. Accordingly, the Market Value Adjustment can result in gains or losses to you. There is no Market Value Adjustment for transfers or surrenders from the one-year Guarantee Period of the Fixed Account.


For a more complete discussion of the Fixed Account investment options and the Market Value Adjustment, see "The Fixed Account."

TRANSFERS

During the Accumulation Period, you can transfer all or part of your Contract Value from one Subaccount to another or into the Fixed Account and, subject to any Market Value Adjustment, from one Guarantee Period to another or into a Subaccount. There is currently no charge for these transfers. We reserve the right to restrict the frequency of or otherwise condition, terminate, or impose charges upon, transfers from a Subaccount during the Accumulation Period. During the Annuity Period the person receiving annuity payments may make up to four transfers (but not from a Fixed Annuity Option) during each year of the Annuity Period. For a description of certain limitations on transfer rights, see "Allocations of Purchase Payments and Contract Value--Transfers."

TOTAL OR PARTIAL SURRENDERS


Subject to certain conditions, all or part of the Contract Value may be surrendered by the Contract Owner before the earlier of (1) if the participant is a non-natural person, the Annuitant's death, or (2) the Annuity Commencement Date. Amounts surrendered may be subject to a surrender charge and, in addition, amounts surrendered from the Fixed Account may be subject to a Market Value Adjustment. See "Total and Partial Surrenders," "Surrender Charge" and "Market Value Adjustment." Particular attention should be paid to the tax implications of any surrender, including possible penalties for premature distributions. See "Federal Tax Matters."


ANNUITY PAYMENTS

The Contract provides several types of annuity benefits to Contract Owners or other persons they properly designate to receive such payments, including Fixed and Variable Annuity Options. The Contract Owner has considerable flexibility in choosing the Annuity Commencement Date. However, the tax implications of an Annuity Commencement Date must be carefully considered, including the possibility of penalties for commencing benefits either too soon or too late. See "Annuity Commencement Date," "Annuity Forms" and "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information.

DEATH BENEFIT


In the event of the death of the Contract Owner, or the Annuitant if the Contract Owner is a non-natural person, prior to the Annuity Commencement Date, a death benefit is payable. See "Benefit Payable on Death of Annuitant or Contract Owner."


RIGHT TO EXAMINE THE CONTRACT

The Contract Owner can cancel a Contract by delivering or mailing it, together with a Written Request, to First Fortis' Home Office or to the sales representative through whom it was purchased, before the close of business on the tenth day after receipt of the Contract. If these items are sent by mail, properly addressed and postage prepaid, they will be deemed to be received by First Fortis on the date postmarked. First Fortis will pay you the then current Contract Value.

LIMITATIONS IMPOSED BY RETIREMENT PLANS AND EMPLOYERS

Certain rights you would otherwise have under a Contract may be limited by the terms of any applicable employee benefit plan. These limitations may restrict such things as total and partial surrenders, the amount or timing of purchase payments that may be made, when annuity payments must start and the type of annuity options that may be selected. Accordingly, you should familiarize yourself with these and all other aspects of any retirement plan in connection with which a Contract is issued.

The record owner of Contracts may be an employer (or the employer's designee) in connection with an employee benefit plan. In the latter cases, certain rights that a Contract Owner otherwise would have under a Contract may be reserved instead by the employer.

TAX IMPLICATIONS

The tax implications for Contract Owners or any other persons who may receive payments under a Contract, and those of any related employee benefit plan can be quite important. A brief discussion of some of these is set out under "Federal Tax Matters" in this Prospectus and "Taxation Under Certain Retirement Plans" in the Statement of Additional Information, but such discussion is not comprehensive. Therefore, you should consider these matters carefully and consult a qualified tax adviser before making purchase payments or taking any other action in connection with a Contract or any related employee benefit plan. Failure to do so could result in serious adverse tax consequences which might otherwise have been avoided.

QUESTIONS AND OTHER COMMUNICATIONS

Any question about procedures of the Contract should be directed to your sales representative, or First Fortis' Home Office: P.O. Box 3249, Syracuse, NY 13220; 1-800-745-8248. Purchase payments and Written Requests should be mailed or delivered to the same Home Office address. All communications should include the Contract number, the Contract Owner's name and, if different, the Annuitant's name. The number for telephone transfers is 1-800-745-8248.

Any purchase payment or other communication, except a 10-day cancellation notice, is deemed received at First Fortis' Home Office on the actual date of receipt there in proper form unless received (1) after the close of regular trading on The New York Stock Exchange, or (2) on a date that is not a Valuation Date. In either of these two cases, the date of receipt will be deemed to be the next Valuation Date.

FINANCIAL AND PERFORMANCE INFORMATION


The information presented below reflects the Accumulation Unit Information for subaccounts of the Variable Account through December 31, 1997. Accumulation Units have been rounded to the nearest whole unit.


                                                U.S. GOV'T    DIVERSIFIED                                  GLOBAL ASSET
                                MONEY MARKET    SECURITIES       INCOME      GLOBAL BOND     HIGH YIELD     ALLOCATION
                                ------------   ------------   ------------   ------------   ------------   -------------
DECEMBER 31, 1997
Accumulation Units in Force...
Accumulation Unit Value.......
DECEMBER 31, 1996
Accumulation Units in Force...        31,800            427         20,649          1,347          9,846           7,591
Accumulation Unit Value.......         1.418         15.935          1.801         11.961         11.928          12.884
MAY 1, 1996*
Accumulation Unit Value.......       $10.000        $10.000        $10.000        $10.000        $10.000         $10.000

                                   ASSET                        GROWTH &         S&P            BLUE       INTERNATIONAL
                                 ALLOCATION       VALUE          INCOME          500            CHIP          STOCK
                                ------------   ------------   ------------   ------------   ------------   ------------
DECEMBER 31, 1997
Accumulation Units in Force...
Accumulation Unit Value.......
DECEMBER 31, 1996
Accumulation Units in Force...        63,004         15,690         14,412          5,144          9,457        10,999
Accumulation Unit Value.......         2.368         11.048         15.468         11.326         11.520        12.690
MAY 1, 1996*
Accumulation Unit Value.......       $10.000        $10.000        $10.000        $10.000        $10.000       $10.000

                                   GLOBAL                      AGGRESSIVE
                                   GROWTH      GROWTH STOCK      GROWTH
                                ------------   -------------  ------------
DECEMBER 31, 1997
Accumulation Units in Force...
Accumulation Unit Value.......
DECEMBER 31, 1996
Accumulation Units in Force...         6,899          70,686       14,449
Accumulation Unit Value.......        18.510           2.971       13.232
MAY 1, 1996*
Accumulation Unit Value.......       $10.000         $10.000      $10.000


----------------------------------------
* Accumulation Unit Value at date of initial registration effectiveness.

Audited financial statements of the Variable Account are included in the Statement of Additional Information.

Advertising and other sales materials may include yield and total return figures for the Subaccounts of the Variable Account. These figures are based on historical results and are not intended to indicate future performance. "Yield" is the income generated by an investment in the Subaccount over a period of time specified in the advertisement. This rate of return is assumed to be earned over a full year and is shown as a percentage of the investment. "Total return" is the total change in value of an investment in the Subaccount over a period of time specified in the advertisement. The rate of return shown would produce that change in value over the specified period, if compounded annually. Yield figures do not reflect the surrender charge and yield and total return figures do not reflect premium tax charges. This makes the performance shown more favorable.

Financial information concerning First Fortis is included in this Prospectus under "Further Information About First Fortis" and "First Fortis Financial Statements."

FIRST FORTIS LIFE INSURANCE COMPANY


First Fortis Life Insurance Company, the issuer of the Contracts, was founded in 1971. At the end of 1997, First Fortis had approximately $xx billion of total life insurance in force. First Fortis is a New York corporation and is qualified to sell life insurance and annuity contracts in New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc., which is itself indirectly owned 50% by Fortis AMEV and 50% by Fortis AG. Fortis, Inc. manages the United States operations for these two companies.


First Fortis is affiliated with the Fortis Financial Group, a joint effort by Fortis Benefits Insurance Company, Fortis Advisers, Inc., Fortis Investors, Inc., and Time Insurance Company, offering financial products through the management, marketing and servicing of mutual funds, annuities, life insurance and disability income products.


Fortis AMEV is a diversified financial services company headquartered in Utrecht, The Netherlands, where its insurance operations began in 1847. Fortis AG is a diversified financial services company headquartered in Brussels, Belgium, where its insurance operations began in 1824. Fortis AMEV and Fortis AG have merged their operating companies under the trade name of Fortis. The Fortis group of companies is active in insurance, banking and financial services, and real estate development in The Netherlands, Belgium, the United States, Western Europe, and the Pacific Rim. The Fortis group of companies has assets in excess of $xxx billion.


All of the guarantees and commitments under the Contracts are general obligations of First Fortis, regardless of whether the Contract Value has been allocated to the Separate Account or to the Fixed Account. None of First Fortis' affiliated companies has any legal obligation to back First Fortis' obligations under the Contracts.

THE VARIABLE ACCOUNT

The Variable Account, which is a segregated investment account of First Fortis, was established as Variable Account A by First Fortis pursuant to the insurance laws of New York as of October 1, 1993. Although the Variable Account is an integral part of First Fortis, the Variable Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. Assets in the Variable Account representing reserves and liabilities under Contracts and other variable annuity contracts issued by First Fortis will not be chargeable with liabilities arising out of any other business of First Fortis.


There are currently fifteen Subaccounts in the Variable Account. The assets in each Subaccount are invested exclusively in one of the Portfolios listed on the first page of the prospectus, each of which represents a separate investment Portfolio. Income and both realized and unrealized gains or losses from the assets of each Subaccount of the Variable Account are credited to or charged against that Subaccount without regard to income, gains or losses from any other Subaccount of the Variable Account or arising out of any other business we may conduct. New Subaccounts may be added as new Portfolios are added and made available. Correspondingly, if any Portfolios are eliminated, Subaccounts may be eliminated from the Variable Account.



THE PORTFOLIOS



Contract holders may choose from among a number of different Portfolios, each of which is a mutual fund available for purchase only as a funding vehicle for benefits under variable life insurance and variable annuities issued by Fortis Benefits and other life insurance companies. Each Portfolio corresponds to one of the Subaccounts of the Variable Account. The assets of each Portfolio are separate from the others and each Portfolio operates as a separate investment portfolio whose performance has no effect on the investment performance of any other Portfolio. More detailed information for each Portfolio offered, such as its investment policies and restrictions, charges, risks attendant to investing in it, and other aspects of its operations, may be found in the current prospectus for each Portfolio. Such a prospectus for the Portfolios being considered must accompany this Prospectus and should be read in conjunction with it. A copy of each prospectus may be obtained without charge from Fortis Benefits by calling 1-800-800-2000, ext. 3057, or writing P.O. Box 64272, St. Paul, Minnesota 55164.



Fortis Benefits purchases and redeems Portfolios' shares for the Variable Account at their net asset value without the imposition of any sales or redemption charges. Any dividend or capital gain distributions attributable to Contracts are automatically reinvested in shares of the Portfolio from which they are received at the Portfolio's net asset value on the date paid. Such dividends and distributions will have the effect of reducing the new asset value of each share of the corresponding Portfolio and increasing, by an equivalent value, the number of shares outstanding of the Portfolio. However, the value of your interest in the corresponding Subaccount will not change as a result of any such dividends and distributions.



As indicated, Portfolios may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of Fortis Benefits. Although Fortis Benefits does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Portfolios. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Participants and those of other companies, or some other reason. In the event of conflict, Fortis Benefits will take any steps necessary to protect the Participants and variable annuity payees.


THE FIXED ACCOUNT

GUARANTEED INTEREST RATES/GUARANTEE PERIODS

Any amount allocated by the Contract Owner to the Fixed Account earns a Guaranteed Interest Rate commencing with the date of such allocation. This Guaranteed Interest Rate continues for a number of years (not to exceed ten) selected by the Contract Owner. At the end of this Guarantee Period, the Contract Owner's Contract Value in that Guarantee Period, including interest accrued thereon, will be allocated to a new Guarantee Period of the same length unless First Fortis has received a Written Request from the Contract Owner to allocate this amount to a different Guarantee Period or periods or to one or more of the Subaccounts. We must receive this Written Request at least three business days prior to the end of the Guarantee Period. The first day of the new Guarantee Period (or other reallocation) will be the day after the end of the prior Guarantee Period. We will notify the Contract Owner at least 45 days and not more than 60 days prior to the end of any Guarantee Period.


We currently make available ten different Guarantee Periods, ranging from one to ten years. Each Guarantee Period has its own Guaranteed Interest Rate, which may differ from those for other Guarantee Periods. From time to time we will, at our discretion, change the Guaranteed Interest Rate for future Guarantee Periods of various lengths. These changes will not affect the Guaranteed Interest Rates being paid on Guarantee Periods that have already commenced. Each allocation or transfer of an amount to a Guarantee Period commences the running of a new Guarantee Period with respect to that amount, which will earn a Guaranteed Interest Rate that will continue unchanged until the end of that period. The Guaranteed Interest Rate will never be less than an effective annual rate of 3%.


First Fortis declares the Guaranteed Interest Rates from time to time as market conditions dictate. First Fortis advises a Contract Owner of the Guaranteed Interest Rate for a chosen Guarantee Period at the time a purchase payment is received, a transfer is effectuated or a Guarantee Period is renewed.

First Fortis has no specific formula for establishing the Guaranteed Interest Rates for the Guarantee Periods. The rate may be influenced by, but not necessarily correspond to, interest rates generally available on the types of investments acquired with amounts allocated to the Guarantee Period. See "Investments by First Fortis." First Fortis in determining Guaranteed Interest Rates, may also consider, among other factors, the duration of a Guarantee Period, regulatory and tax requirements, sales and administrative expenses borne by First Fortis, risks assumed by First Fortis, First Fortis' profitability objectives, and general economic trends.


FIRST FORTIS' MANAGEMENT MAKES THE FINAL DETERMINATION OF THE GUARANTEED INTEREST RATES TO BE DECLARED. FIRST FORTIS CANNOT PREDICT OR ASSURE THE LEVEL OF ANY FUTURE GUARANTEED INTEREST RATES IN EXCESS OF AN EFFECTIVE ANNUAL RATE OF 3%.


Information concerning the Guaranteed Interest Rates applicable to the various Guarantee Periods at any time may be obtained from our Home Office or from your sales representative.

MARKET VALUE ADJUSTMENT

Except as described below, if any Fixed Account Value is surrendered, transferred or otherwise paid out before the end of the Guarantee Period in which it is being held, a Market Value Adjustment will be applied. This generally includes amounts applied to an annuity option and amounts paid as a single sum in lieu of an annuity. However, NO Market Value Adjustment will be applied to amounts that are paid out during the period beginning fifteen days before and ending fifteen days after the end of a Guarantee Period in which it was being held or to amounts paid out as a death benefit. Additionally, no Market Value Adjustment will be applied to amounts that are withdrawn from a Guarantee Period and paid out to the Contract Owner, or transferred to the Variable Account, on an automatic periodic basis under a formal First Fortis program for the withdrawal or transfer of the earnings of the Fixed Account. (There may be conditions and limitations imposed by First Fortis associated with such a program. See your First Fortis representative for the availability of any such program, and the conditions and limitations of such a program, in your state.) Also, no Market Value Adjustment will be applied to amounts that are paid out as a death benefit pursuant to the Contract or to amounts withdrawn or transferred from the one-year Guarantee Period.


The Market Value Adjustment may increase or decrease the amount of Fixed Account Value being withdrawn or transferred. The comparison of two Guaranteed Interest Rates determines whether the Market Value Adjustment produces an increase or a decrease. The first rate to compare is the Guaranteed Interest Rate for the amount being transferred or withdrawn. The second rate is the Guaranteed Interest Rate then being offered for new Guarantee Periods of the same duration as that remaining in the Guarantee Period from which the funds are being withdrawn or transferred. If the first rate exceeds the second by more than 1/4%, the Market Value Adjustment produces an increase. If the first rate does not exceed the second by at least 1/4%, the Market Value Adjustment produces a decrease. Sample calculations are shown in Appendix A.

The Market Value Adjustment will be determined by multiplying the amount being withdrawn or transferred from the Guarantee Period (after deduction of any applicable surrender charge) by the following factor:

         1 + I           n / 12
      -----------               - 1
 (   1 + J + .0025   )

where,

    - I is the Guaranteed Interest Rate being credited to the amount being withdrawn from the existing Guarantee Period,

    - J is the Guaranteed Interest Rate then being offered for new Guarantee Periods with durations equal to the number of years remaining in the existing Guarantee Period (rounded up to the next higher number of years), and

    - N is the number of months remaining in the existing Guarantee Period (rounded up to the next higher number of months).

In the event that First Fortis discontinues offering a Guaranteed Interest Rate for a Guarantee Period, I and J will not be determined as described above. Instead they will be determined by use of the bond equivalent yield on the applicable U.S. Treasury Bill or Note ("the yield") as determined on either the 1st or the 15th of the applicable month as follows:

    - I will be equal to "the yield" at the beginning of the Guarantee Period and assuming a maturity equal to the length of the Guarantee Period at that time.

    - J will be equal to "the yield" at the time the Market Value Adjustment is being calculated and assuming a maturity equal to the length of the Guarantee Period remaining at that time.

INVESTMENTS BY FIRST FORTIS

Our obligations with respect to the Fixed Account are legal obligations of First Fortis and are supported by our General Account assets, which also support obligations incurred by us under other insurance and annuity contracts. Investments purchased with amounts allocated to the Fixed Account are the property of First Fortis, and Contract Owners have no legal rights in such investments. Subject to applicable law, we have sole discretion over the investment of assets in our General Account and in the Fixed Account, and neither of such accounts is subject to registration under the Investment Company Act of 1940.

Amounts in the First Fortis General Account and the Fixed Account will be invested in compliance with applicable state insurance laws and regulations concerning the nature and quality of investments for the General Account. Within specified limits and subject to certain standards and limitations, these laws generally permit investment in federal, state and municipal obligations, preferred and common stocks, corporate bonds, real estate mortgages, real estate and certain other investments. See "First Fortis Financial Statements" for information on First Fortis' investments. Investment management for amounts in the General Account and in the Fixed Account is provided to First Fortis by Fortis Advisers, Inc.

First Fortis intends to consider the return available on the instruments in which it intends to invest amounts allocated to the Fixed Account when it establishes Guaranteed Interest Rates. Such return is only one of many factors considered in establishing the Guaranteed Interest Rates. See "Guaranteed Interest Rates/Guarantee Periods."

First Fortis expects that amounts allocated to the Fixed Account generally will be invested in debt instruments that approximately match First Fortis' liabilities with regard to the Guarantee Periods. First Fortis expects that these will include primarily the following types of debt instruments: (1) securities issued by the United States Government or its agencies or instrumentalities, which securities may or may not be guaranteed by the United States Government; (2) debt securities which have an investment grade, at the time of purchase, within the four highest grades assigned by Moody's Investors Services, Inc. ("Moody's") (Aaa, Aa, A or Baa), Standard & Poor's Corporation ("Standard & Poor's") (AAA, AA, A or BBB), or any other nationally recognized rating service; (3) other debt instruments including, but not limited to, issues of or guaranteed by banks or bank holding companies and corporations, which obligations although not rated by Moody's or Standard & Poor's, are deemed by First Fortis to have an investment quality comparable to securities which may be purchased as stated above; and (4) other evidences of indebtedness secured by mortgages or deeds of trust representing liens upon real estate. Notwithstanding the foregoing, First Fortis is not obligated to invest amounts allocated to the Fixed Account according to any particular strategy, except as may be required by applicable state insurance laws and regulations. See "Regulation and Reserves."

ACCUMULATION PERIOD

ISSUANCE OF A CONTRACT AND PURCHASE PAYMENTS

First Fortis reserves the right to reject any application for a Contract for any reason. If the application can be accepted in the form received, the initial purchase payment will be credited within two Valuation Dates after the later of receipt of the application or receipt of the initial purchase payment at First Fortis' Home Office. If the initial purchase payment cannot be credited within five Valuation Dates after receipt because the application or other issuing requirements are incomplete, the initial purchase payment will be returned unless the applicant consents to our retaining the initial purchase payment and crediting it as of the end of the Valuation Period in which the necessary requirements are fulfilled. Despite the consent of the applicant, if the initial purchase payment still cannot be credited within thirty Valuation Dates after receipt because the application or issuing instructions are incomplete, the initial purchase payment will be returned to the applicant. The initial purchase payment under a Contract must be at least $5,000 ($2,000 for a Contract issued pursuant to a qualified plan).

The date that the initial purchase payment is applied to the purchase of the Contract is also the Contract Issue Date. The Contract Issue Date is the date used to determine Contract years, regardless of when the Contract is delivered. The crediting of investment experience in the Variable Account, or a fixed rate of return in the Fixed Account, begins as of the Contract Issue Date.

The Contract Owner may make additional purchase payments at any time after the Contract Issue Date and prior to the Annuity Commencement Date, as long as the Annuitant is living. Purchase payments (together with any required information identifying the proper Contracts and account to be credited with purchase payments) must be transmitted to our Home Office. Additional purchase payments are credited to the Contract and added to the Contract Value as of the end of the Valuation Period in which they are received in good order.


Each additional purchase payment under a Contract must be at least $1,000 ($50 for a Contract issued pursuant to a qualified plan). The total of all purchase payments for all First Fortis annuities having the same owner or participant, or annuitant, may not exceed $1 million (not more than $500,000 allocated to the Fixed Account) without First Fortis' prior approval, and we reserve the right to modify this limitation at any time.


Purchase payments in excess of the initial minimum may be made by monthly draft against the bank account of any Contract Owner who has completed and returned to us a special "Thrift-O-Matic" authorization form that may be obtained from your sales representative or from our Home Office. Arrangements can also be made for purchase payments by wire transfer, payroll deduction, military allotment, direct deposit and billing. Purchase payments by check should be made payable to First Fortis Life Insurance Company.

If the Contract Value is less than $1,000, we may cancel the Contract on any Valuation Date. We will notify the Contract Owner at least 90 days in advance of our intention to cancel the Contract. Upon such cancellation we will pay the Contract Owner the full Contract Value.

CONTRACT VALUE

Contract Value is the total of any Variable Account Value in all the Subaccounts of the Variable Account pursuant to the Contract, plus any Fixed Account Value in all the Guarantee Periods.

There is no guaranteed minimum Variable Account Value. To the extent Contract Value is allocated to the Variable Account, you bear the entire investment risk.

DETERMINATION OF VARIABLE ACCOUNT VALUE. A Contract's Variable Account Value is based on Accumulation Unit values, which are determined on each Valuation Date. The value of an Accumulation Unit for a Subaccount on any Valuation Date is equal to the previous value of that Subaccount's Accumulation Unit multiplied by that Subaccount's net investment factor (discussed directly below) for the Valuation Period ending on that Valuation Date. At the end of any Valuation Period, a Contract's Variable Account Value in a Subaccount is equal to the number of Accumulation Units in the Subaccount times the value of one Accumulation Unit for that Subaccount.

The number of Accumulation Units in each Subaccount is equal to:

    - Accumulation Units purchased at the time that any Net Purchase Payments or transferred amounts are allocated to the Subaccount; less

    - Accumulation Units redeemed to pay for the portion of any transfers from or partial surrenders allocated to the Subaccount; less

    - Accumulation Units redeemed to pay charges under the Contract.

NET INVESTMENT FACTOR. If a Subaccount's net investment factor is greater than one, the Subaccount's Accumulation Unit value has increased. If the net investment factor is less than one, the Subaccount's Accumulation Unit value has decreased. The net investment factor for a Subaccount is determined by dividing
(1) the net asset value per share of the Portfolio shares held by the Subaccount, determined at the end of the current Valuation Period, plus the per share amount of any dividend or capital gains distribution made with respect to the Portfolio shares held by the Subaccount during the current Valuation Period, minus a per share charge for the increase, plus a per share credit for the decrease, in any income taxes assessed which we determine to have resulted from the investment operation of the subaccount or any other taxes which are attributable to this Contract, by (2) the net asset value per share of the Portfolio shares held in the Subaccount as determined at the end of the previous Valuation Period, and subtracting from that result a factor representing the mortality risk, expense risk and administrative expense charge.


DETERMINATION OF FIXED ACCOUNT VALUE. A Contract's Fixed Account Value is guaranteed by First Fortis. Therefore, First Fortis bears the investment risk with respect to amounts allocated to the Fixed Account, except to the extent that (a) First Fortis may vary the Guaranteed Interest Rate for future Guarantee Periods (subject to the 3% effective annual minimum) and (b) the Market Value Adjustment imposes investment risks on the Contract Owner.


The Contract's Fixed Account Value on any Valuation Date is the sum of its Fixed Account Values in each Guarantee Period on that date. The Fixed Account Value in a Guarantee Period is equal to the following amounts, in each case increased by accrued interest at the applicable Guaranteed Interest Rate:

    - The amount of Net Purchase Payments or transferred amounts allocated to the Guarantee Period; less

    - The amount of any transfers or surrenders out of the Guarantee Period.

ALLOCATION OF PURCHASE PAYMENTS AND CONTRACT VALUE

ALLOCATION OF PURCHASE PAYMENTS. In the application for a Contract, the Contract Owner can allocate Net Purchase Payments, or portions thereof, to the available Subaccounts of the Variable Account or to the Guarantee Periods in the Fixed Account, or a combination thereof. Percentages must be in whole numbers and the total allocation must equal 100%. The percentage allocations for future Net Purchase Payments may be changed, without charge, at any time by sending a Written Request to First Fortis' Home Office. Changes in the allocation of future Net Purchase Payments will be effective on the date we receive the Contract Owner's Written Request.

TRANSFERS. Transfers of Contract Value from one available Subaccount to another or into the Fixed Account, or from one Guarantee Period to another or to the Subaccount, can be made by the Contract Owner in Written Request to First Fortis' Home Office, or by telephone transfer as described below. There is no charge for any transfer, although transfers from a Guarantee Period other than the one year Guarantee Period that are (1) more than 15 days before or after the expiration thereof, or (2) are not a part of a formal First Fortis program for the transfer of earnings of the Fixed Account may be subject to a Market Value Adjustment. See "Market Value Adjustment." The minimum transfer from a Subaccount or Guarantee Period is the lesser of $1,000 or all of the Contract Value in the Subaccount or Guarantee Period. Irrespective of the above we may permit a continuing request for transfers of lesser specified amounts automatically on a periodic basis. We will count all transfers between and among the Subaccounts of the Variable Account and the Fixed Account as one transfer, if all the transfer requests are made at the same time as part of one request. We will execute the transfers and determine all values in connection with transfers as of the end of the Valuation Period in which we receive the transfer request. The amount of any positive or negative Market Value Adjustment, respectively, will be added to or deducted from the transferred amount.


At the time an application for a Contract is completed, or at any subsequent time, you may complete the Telephone Transfer Authorization Form. We will honor telephone transfer instructions from any person who provides the correct identifying information. First Fortis will not be responsible for, and you will bear the risk of loss from, oral instructions, including fraudulent instructions which are reasonably believed to be genuine. We will employ reasonable procedures to confirm that telephone instructions are genuine, but if such procedures are not deemed reasonable, we may be liable for any losses due to unauthorized or fraudulent instructions. Our procedures are to verify address and social security number, tape record the telephone call, and provide written confirmation of the transaction. We may modify or terminate our telephone transfer procedures at any time. The number for telephone transfers is 1-800-745-8248.

Certain restrictions on very substantial investments in any one Subaccount are set forth under "Limitations on Allocations" in the Statement of Additional Information.

TOTAL AND PARTIAL SURRENDERS

TOTAL SURRENDERS. The Contract Owner may surrender all of the Cash Surrender Value at any time during the life of the Annuitant and prior to the Annuity Commencement Date by a Written Request sent to First Fortis' Home Office. We reserve the right to require that the Contract be returned to us prior to making payment, although this will not affect our determination of the amount of the Cash Surrender Value. Cash Surrender Value is the Contract Value at the end of the Valuation Period during which the Written Request for the total surrender is received by First Fortis at its Home Office, less any applicable surrender charge and after any Market Value Adjustment. See "Surrender Charge" and "Market Value Adjustment."

The written consent of all collateral assignees and irrevocable beneficiaries must be obtained prior to any total surrender. Surrenders from the Variable Account will generally be paid within seven days of the date of receipt by First Fortis' Home Office of the Written Request. Postponement of payments may occur, however, in certain circumstances. See "Postponement of Payment."

The amount paid upon total surrender of the Cash Surrender Value (taking into account any prior partial surrenders) may be more or less than the total Net Purchase Payments made. After a surrender of the Cash Surrender Value or at any time the Contract Value is zero, all rights of the Contract Owner, Annuitant, or any other person will terminate.

PARTIAL SURRENDERS. At any time prior to the Annuity Commencement Date and during the lifetime of the Annuitant, the Contract Owner may surrender a portion of the Fixed Account Value and/or the Variable Account Value by sending to First Fortis' Home Office a Written Request. We will not accept a partial surrender request unless the net proceeds payable to you as a result of the request are at least $1,000. If the total Contract Value in both the Variable Account and Fixed Account would be less than $1,000 after the partial surrender, First Fortis will surrender the entire Cash Surrender Value under the Contract.

In order for a request to be processed, the Contract Owner must specify from which Subaccounts of the Variable Account or Guarantee Periods of the Fixed Account a partial surrender should be made.


We will surrender Accumulation Units from the Variable Account and/ or dollar amounts from the Fixed Account so that the total amount of the partial surrender equals the dollar amount of the partial surrender request. The amount payable to the Contract Owner will be reduced by any applicable surrender charge. Additionally, if the surrender is from a Guarantee Period other than the one year Guarantee Period, the amount payable to the Contract Owner will be reduced by any negative Market Value Adjustment, or increased by any positive Market Value Adjustment unless the surrender is (1) within 15 days before or after the expiration of a Guarantee Period, or (2) is a part of a formal First Fortis program for the withdrawal of earnings from the Fixed Account. The partial surrender will be effective at the end of the Valuation Period in which First Fortis receives the Written Request for partial surrender at its Home Office. Payments will generally be made within seven days of the effective date of such request, although certain delays are permitted. See "Postponement of Payment."


The Internal Revenue Code provides that a penalty tax will be imposed on certain premature surrenders. For a discussion of this and other tax implications of total and partial surrenders, including withholding requirements, see "Federal Tax Matters." Also, under tax deferred annuity, Contracts pursuant to Section 403(b) of the Internal Revenue Code, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)


BENEFIT PAYABLE ON DEATH OF CONTRACT OWNER (OR ANNUITANT)



If the Contract Owner dies prior to the Annuity Commencement Date, a death benefit will be paid. If the Participant is a non-natural person, the death benefit will be paid upon the death of the Annuitant prior to the Annuity Commencement Date. In such case, if more than one Annuitant has been named, the death benefit payable upon the death of an Annuitant will only be paid upon the death of the last survivor of the persons so named.



The term "decedent" in the death benefit description below refers to the death of the Participant unless the Participant is a non-natural person, in which case it refers to the death of the Annuitant. Also, the death benefit description refers to the age of the Participant. If the Participant is a non-natural person, the relevant age will instead be that of the Annuitant.



Additionally, the death benefit description makes reference to "Pro Rata Adjustments." A Pro Rata Adjustment is calculated separately for each withdrawal, creating a decrease in the death benefit proportional to the decrease the withdrawal makes in the Contract Value. Pro Rata Adjustments are made for amounts withdrawn for partial surrenders and any associated surrender charge (which shall be deemed to be an amount withdrawn), but not for any Contract fee-related surrenders.

The death benefit will equal the greatest of (1), (2), or (3) as follows:



(1) The Contract Value as of the date used for valuing the death benefit.



(2) The sum or all Net Purchase Payments made, reduced by Pro Rata Adjustments for each withdrawal.



    The Pro Rata Adjustment for a given withdrawal is equal to:



    (a) the withdrawn amount, divided by



    (b) the Contract Value immediately before the amount was withdrawn, the result multiplied by



    (c) the aggregate amount of all prior Net Purchase Payments less Pro Rata Adjustments for all prior withdrawals.



(3) The highest Anniversary Value of each of the Contract's anniversaries prior to the earlier of: (1) the decedent's death, or (2) the Participant's attainment of age 75.



    An Anniversary Value is equal to:



    (a) the Contract Value on the anniversary, plus



    (b) any Purchase Payments made since the anniversary, reduced by



    (c) Pro Rata Adjustments for any withdrawals made since the anniversary.



    The Pro Rata Adjustment for a given withdrawal is equal to:



    (a) the withdrawn amount, divided by



    (b) the Contract Value immediately before the amount was withdrawn, the result multiplied by



    (c) the quantity equal to:



        (i)  the Contract Value on the anniversary, plus



        (ii) Purchase Payments made since the anniversary and before the withdrawal, plus



        (iii) Pro Rata Adjustments for withdrawals made since the anniversary and before the given withdrawal.


The value of the death benefit is determined as of the end of the Valuation Period in which we receive, at our Home Office, proof of death and the written request as to the manner of payment. Upon receipt of these items, the death benefit generally will be paid within seven days. Under certain circumstances, payment of the death benefit may be postponed. See "Postponement of Payment." If we do not receive a Written Request for a settlement method, we will pay the death benefit in a single sum, based on values determined at that time.

The person entitled to the death benefit under the terms of the Contract may (a) receive a single sum payment, which terminates the Contract, or (b) select an annuity option. If the death benefit payee selects an annuity option, he or she will have all the rights and privileges of a payee under the Contract. If the death benefit payee desires an Annuity option, the election should be made within 60 days of the date the death benefit becomes payable. Failure to make a timely election can result in unfavorable tax consequences. For further information, see "Federal Tax Matters."

We accept any of the following as proof of death: a copy of a certified death certificate; a copy of a certified decree of a court of competent jurisdiction as to the finding of death; or a written statement by a medical doctor who attended the deceased at the time of death.


If the Contract Owner dies before the Annuity Commencement Date with respect to a Non-Qualified Contract certain additional requirements are mandated by the Internal Revenue Code, which are discussed below under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts." It is imperative that Written Notice of the death of the Contract Owner be promptly transmitted to First Fortis at its Home Office, so that arrangements can be made for distribution of the entire interest in the Contract Owner in a manner that satisfies the Internal Revenue Code requirements. Failure to satisfy these requirements may result in the Contract Owner not being treated as an annuity contract for federal income tax purposes, which could have adverse tax consequences.


THE ANNUITY PERIOD

ANNUITY COMMENCEMENT DATE


The Contract Owner may specify an Annuity Commencement Date in the application not later than the Annuitant's 90th birthday. The Annuity Commencement Date marks the beginning of the period during which an Annuitant or other payee designated by the Contract Owner receives annuity payments under the Contract. The Annuity Commencement Date must be at least two years after the Contract Issue Date.


Depending on the type of retirement arrangement involved, amounts that are distributed either too soon or too late may be subject to penalty taxes under the Internal Revenue Code. See "Federal Tax Matters." You should consider this carefully in selecting or changing an Annuity Commencement Date.


In order to advance or defer the Annuity Commencement Date, the Contract Owner must submit a Written Request. The request must be received at our Home Office at least 30 days before the then-scheduled Annuity Commencement Date. The new Annuity Commencement Date must also be at least 30 days after the Written Request is received. There is no right to make any total or partial surrender during the Annuity Period.


COMMENCEMENT OF ANNUITY PAYMENTS

If the Contract Value at the end of the Valuation Period which contains the Annuity Commencement Date is less than $1,000, we may pay the entire Contract Value, without the imposition of any charges other than the premium tax charge, if applicable, in a single sum payment to the Annuitant or other payee chosen by the Contract Owner and cancel the Contract.

Otherwise, First Fortis will apply (1) the Fixed Account Value to provide a Fixed Annuity Option and (2) the Variable Account Value in any Subaccount to provide a Variable Annuity Option using the same Subaccount, unless the Contract Owner has notified us by Written Request to apply the Fixed Account Value and Variable Account Value in different proportions. Any such Written Request must be received by us at our Home Office at least 30 days before the Annuity Commencement Date.

Annuity payments under a Fixed or Variable Annuity Option will be made on a monthly basis to the Annuitant or other properly-designated payee, unless we agree to a different payment schedule. If more than one person is named as an Annuitant, the Contract Owner may elect to name one of such persons to be the sole Annuitant as of the Annuity Commencement Date. We reserve the right to change the frequency of any annuity payment so that each payment will be at least $50. There is no right to make any total or partial surrender during the Annuity Period.

The amount of each annuity payment will depend on the amount of Contract Value applied to an annuity option, the form of annuity selected and the age of the Annuitant. Information concerning the relationship between the Annuitant's sex and the amount of annuity payments, including special requirements in connection with employee benefits plans, is set forth under "Calculations of Annuity Payments" in the Statement of Additional Information. The Statement of Additional Information also contains detailed information about how the amount of each annuity payment is computed.

The dollar amount of any fixed annuity payments is specified during the entire period of annuity payments according to the provisions of the annuity form selected. The dollar amount of variable annuity payments varies during the annuity period based on changes in Annuity Unit Values for the Subaccounts that you choose to use in connection with your payments.

RELATIONSHIP BETWEEN SUBACCOUNT INVESTMENT PERFORMANCE AND AMOUNT OF VARIABLE ANNUITY PAYMENTS


If a Subaccount on which a variable annuity payment is based has an average effective net investment return higher than 3% per annum during the period between two such annuity payments, the Annuity Unit Value will increase, and the second payment will be higher than the first. Conversely, if the Subaccount's average effective net investment return over the period between the annuity payments is less than 4% per annum, the Annuity Unit Value will decrease, and the second payment will be lower than the first. "Net investment return," for this purpose, refers to the Subaccount's overall investment performance, net of the mortality and expense risk and administrative expense charges, which are assessed at a nominal aggregate annual rate of 1.35%. We guarantee that the amount of each variable annuity payment after the first payment will not be affected by variations in our mortality experience or our expenses.


TRANSFERS. During the Annuity Period, the person receiving annuity payments may make up to four transfers a year among Subaccounts. The current procedures for and conditions on these transfers are the same as described above under "Allocation of Purchase Payments and Contract Value--Transfers." Transfers from a Fixed Annuity Option are not permitted during the Annuity Period.

ANNUITY FORMS

The Contract Owner may select an annuity form or change a previous selection by Written Request, which must be received by us at least 30 days before the Annuity Commencement Date. One annuity form may be selected, although as discussed above, payments under that form may be received on a combination fixed and variable basis. If no annuity form selection is in effect on the Annuity Commencement Date, in most cases we automatically apply Option B (described below), with payments guaranteed for 10 years. If the Contract is issued under certain retirement plans, however, federal pension law may require any default payments that payments be made pursuant to plan provisions and/or federal law. Tax laws and regulations may impose further restrictions to assure that the primary purpose of the plan is distribution of the accumulated funds to the employee.

The following options are available for fixed annuity payments and for variable annuity payments.

OPTION A, LIFE ANNUITY. Payments are made as of the first Valuation Date of each monthly period during the Annuitant's life, starting with the Annuity Commencement Date. No payments will be made after the Annuitant dies. It is possible for the payee to receive only one payment under this option, if the Annuitant dies before the second payment is due.

OPTION B, LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS TO 20
YEARS. Payments are made as of the first Valuation Date of each monthly period starting on the Annuity Commencement Date. Payments will continue as long as the Annuitant lives. If the Annuitant dies before all of the guaranteed payments have been made, we will continue installments of the guaranteed payments to the Beneficiary.

OPTION C, JOINT AND FULL SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment, if both Annuitants die before the second payment is due.

OPTION D, JOINT AND ONE-HALF CONTINGENT SURVIVOR ANNUITY. Payments are made as of the first Valuation Date of each monthly period starting with the Annuity Commencement Date. Payments will continue as long as either the Annuitant or the joint Annuitant is alive. If the Annuitant dies first, payments will continue to the joint Annuitant at one-half the original amount. If the joint Annuitant dies first, payments will continue to the Annuitant at the original full amount. Payments will stop when both the Annuitant and the joint Annuitant have died. It is possible for the payee or payees under this option to receive only one payment if both Annuitants die before the second payment is due.

We also have other annuity forms available and information about them can be obtained from your sales representative or by calling or writing to our Home Office.

DEATH OF ANNUITANT OR OTHER PAYEE

Under most annuity forms offered by First Fortis, the amounts, if any, payable on the death of the Annuitant during the Annuity Period are the continuation of annuity payments for any remaining guarantee period or for the life of any joint Annuitant. In all such cases, the person entitled to receive payments also receives any rights and privileges under the annuity form in effect.

Additional rules applicable to such distributions under Non-Qualified Contracts are described under "Federal Tax Matters--Required Distributions for Non-Qualified Contracts." Though the rules there described do not apply to Contracts issued in connection with qualified plans, similar rules apply to the plans themselves.

CHARGES AND DEDUCTIONS

PREMIUM TAXES

First Fortis will deduct a charge for state premium taxes or similar assessments from the Contract Value at the time that annuity payments begin. The charge will be deducted on a pro-rata basis from the then-current Fixed Account Value and, by redemption of Accumulation Units, the then-current Variable Account Value in each Subaccount.

Applicable premium tax rates depend upon the Contract Owner's then-current place of residence. Applicable rates are subject to change by legislation, administrative interpretations or judicial acts.

CHARGES AGAINST THE VARIABLE ACCOUNT

MORTALITY AND EXPENSE RISK CHARGE. We will assess each Subaccount of the Variable Account with a daily charge for mortality and expense risk at a nominal annual rate of 1.25% of the average daily net assets of the Variable Account (consisting of approximately .8% for mortality risk and approximately .45% for expense risk). This charge is assessed during both the Accumulation Period and the Annuity Period. We guarantee not to increase this charge for the duration of the Contract.

The mortality risk borne by First Fortis arises from its obligation to make annuity payments (determined in accordance with the annuity tables and other provisions contained in the Contract) for the full life of all Annuitants regardless of how long all Annuitants or any individual Annuitant might live. In addition, First Fortis bears a mortality risk in that it guarantees to pay a death benefit upon the death of an Annuitant or Contract Owner prior to the Annuity Commencement Date. No surrender charge is imposed upon the payment of a death benefit, which places a further mortality risk on First Fortis.

The expense risk assumed is that actual expenses incurred in connection with issuing and administering the Contract will exceed the limits on administrative charges set in the Contract.

If the administrative charges and the mortality and expense risk charge are insufficient to cover the expenses and costs assumed, the loss will be borne by First Fortis. Conversely, if the amount deducted proves more than sufficient, the excess will be profit to First Fortis.

ADMINISTRATIVE EXPENSE CHARGE. We will assess each Subaccount of the Variable Account with a daily charge at an annual rate of .10% of the average daily net assets of the Subaccount. This charge is imposed during both the Accumulation Period and the Annuity Period. This charge is to help cover administrative costs such as those incurred in issuing Contracts, establishing and maintaining the records relating to Contracts, making regulatory filings and furnishing confirmation notices, voting materials and other communications, providing computer, actuarial and accounting services, and processing Contract transactions. There is no necessary relationship between the amount of administrative charges imposed on a given Contract and the amount of expenses actually attributable to that Contract.

TAX CHARGE

We currently impose no charge for taxes payable by us in connection with the Contract, other than for premium taxes and similar assessments when applicable. We reserve the right to impose a charge for any other taxes that may become payable by us in the future in connection with the Contracts or the Separate Account.

The annual administrative charge and charges against the Variable Account described above are for the purposes described and First Fortis may receive a profit as a result of these charges.

SURRENDER CHARGE

No sales charge is collected or deducted at the time Net Purchase Payments are applied under a Contract. A surrender charge will be assessed on certain total or partial surrenders. The amounts obtained from the surrender charge will be used to partially defray expenses incurred in the sale of the Contracts, including commissions and other promotional or distribution expenses associated with the marketing of the Contracts, and costs associated with the printing and distribution of prospectuses and sales material.

FREE SURRENDERS. The following amounts can be withdrawn from the Contract without a surrender charge:

    - Any purchase payments received by us more than seven years prior to the surrender date and that have not been previously surrendered;

    - Any earnings that have not been previously surrendered;

    - In any contract year, up to 10% of the purchase payments received by us less than seven years prior to the surrender date (whether or not the purchase payments have been previously surrendered).

Earnings are deemed to be withdrawn first. After all earnings have been withdrawn, all purchase payments not subject to a surrender charge are deemed to be withdrawn prior to purchase payments which are still subject to a surrender charge.

No surrender charge is imposed on annuitization (or payment of a single sum because less than the minimum required Contract Value is available to provide an annuity at the Annuity Commencement Date). Nor is the surrender charge deducted from the payment of any benefit upon the death of an Annuitant or Contract Owner.

In addition, we have an administrative policy to waive surrender charges for full surrenders of Contracts that have been in force for at least ten years provided that the amount then subject to the surrender charge is less than 25% of the Contract Value. Since the Contracts have only been offered since 1994, no such waivers have yet been made. We reserve the right to change or terminate this practice at any time, both for new and for previously issued Contracts.

AMOUNT OF SURRENDER CHARGE. Surrender charges apply only if the amount being withdrawn exceeds the sum of the amounts listed above under Free Surrenders (that is, if the amount being withdrawn includes purchase payments made less than seven years prior to the surrender date). The surrender charges are:


       NUMBER OF YEARS           SURRENDER CHARGE
        SINCE PURCHASE          AS A PERCENTAGE OF
     PAYMENT WAS CREDITED        PURCHASE PAYMENT
------------------------------  ------------------
         Less than 2                     7%
  At least 2 but less than 4             6%
  At least 4 but less than 5             5%
  At least 5 but less than 6             3%
  At least 6 but less than 7             1%
          7 or more                      0%



We anticipate the surrender charge will not be sufficient to cover our distribution expenses. To the extent that the surrender charge is insufficient to cover the actual costs of distribution, such costs will be paid from First Fortis' General Account assets, which will include profit, if any, derived from the mortality and expense risk charge.

MISCELLANEOUS


Because the Variable Account invests in shares of the Portfolios, the net assets of the Variable Account will reflect the investment advisory fees and certain other expenses incurred by the Portfolios that are described in the prospectus for the Portfolios.


REDUCTION OF CHARGES

No surrender charge will be imposed under any Contract owned by (A) First Fortis, and the following persons associated with First Fortis, if at the Contract Issue date they are: (1) officers and directors; (2) employees; or (3) spouses of any such persons or any of such persons' children.

GENERAL PROVISIONS

THE CONTRACTS

The Contract, copies of any applications, amendments, riders, or endorsements attached to the Contract and copies of any supplemental applications, amendments, endorsements, or revised Contract pages which are mailed to you are the entire Contract. Only an officer of First Fortis can agree to change or waive any provisions of a Contract. Any change or waiver must be in writing and signed by an officer of First Fortis. The Contracts are non-participating and do not share in dividends or earnings of First Fortis.

POSTPONEMENT OF PAYMENT

First Fortis may defer for up to 15 days the payment of any amount attributable to a purchase payment made by check to allow the check reasonable time to clear. For a description of other circumstances in which amounts payable out of Variable Account assets could be deferred, see "Postponement of Payments" in the Statement of Additional Information. First Fortis may also defer payment of surrender proceeds payable out of the Fixed Account for a period of up to 6 months.

MISSTATEMENT OF AGE OR SEX AND OTHER ERRORS


If the age or sex of the Annuitant has been misstated, any amount payable will be that which the purchase payments paid would have purchased at the correct age and sex. If we have made any overpayments because of incorrect information about age or sex, or any other miscalculation, First Fortis will deduct the overpayment from the next payment or payments due. We add underpayments to the next payment. The amount of any adjustment will be credited or charged with interest at the effective annual rate of 3% per year.


ASSIGNMENT

Rights and interests under a Qualified Contract may be assigned only in certain narrow circumstances referred to in the Contract. Contract Owners and other payees may assign their rights and interests under Non-Qualified Contracts, including their ownership rights.

We take no responsibility for the validity of any assignment. A change in ownership rights must be made in writing and a copy must be sent to First Fortis' Home Office. The change will be effective on the date it was made, although we are not bound by a change until the date we record it. The rights under a Contract are subject to any assignment of record at the Home Office of First Fortis. An assignment or pledge of a Contract may have adverse tax consequences. See below under "Federal Tax Matters."

BENEFICIARY


Before the Annuity Commencement Date, the Contract Owner may name or change a beneficiary or a contingent beneficiary by sending a Written Request of the change to First Fortis. Under certain retirement programs, however, spousal consent may be required to name or change a beneficiary, and the right to name a beneficiary other than the spouse may be subject to applicable tax laws and regulations. We are not responsible for the validity of any change. A change will take effect as of the date it is signed but will not affect any payments we make or action we take before receiving the Written Request. We also need the consent of any irrevocably named person before making a requested change.



In the event of the death of a Contract Owner, or the Annuitant if the Participant is a non-natural person, prior to the Annuity Commencement date the Beneficiary will be determined as follows:


    - If upon the death of a Contract Owner there is one or more surviving Contract Owners, the surviving Contract Owner(s) will be the beneficiary (these override any other beneficiary designations).

    - If upon the death of a Contract Owner there are no surviving Contract Owners, and upon the death of the Annuitant, the Beneficiary will be the beneficiary designated by the Contract Owner. If there is no surviving beneficiary who has been designated by the Contract Owner, then the Contract Owner, or the Contract Owner's estate, will be the Beneficiary.

REPORTS


We will mail to the Contract Owner (or to the person receiving payments during the annuity period), at the last known address of record, any reports and communications required by any applicable law or regulation. You should therefore give us prompt written notice of any address change. This will include annual audited financial statements of the Portfolios, but not necessarily of the Variable Account or First Fortis.


RIGHTS RESERVED BY FIRST FORTIS

First Fortis reserves the right to make certain changes if, in its judgment, they would best serve the interests of Contract Owners and Annuitants or would be appropriate in carrying out the purposes of the Contracts. Any changes will be made only to the extent and in the manner permitted by applicable laws. Also, when required by law, First Fortis will obtain your approval of the changes and approval from any appropriate regulatory authority. Such approval may not be required in all cases, however. Examples of the changes First Fortis may make include:

    - To operate the Variable Account in any form permitted under the Investment Company Act of 1940 or in any other form permitted by law.

    - To transfer any assets in any Subaccount to another Subaccount, or to one or more separate accounts, or to the Fixed Account; or to add, combine or remove Subaccounts in the Variable Account.


    - To substitute, for the Portfolio shares held in any Subaccount, the shares of another Portfolio or the shares of another investment company or any other investment permitted by law.


    - To make any changes required by the Internal Revenue Code or by any other applicable law in order to continue treatment of the Contract as an annuity.

    - To change the time or time of day at which a Valuation Date is deemed to have ended.

    - To make any other necessary technical changes in the Contract in order to conform with any action the above provisions permit First Fortis to take, including to change the way First Fortis assesses charges, but without increasing as to any then outstanding Contract the aggregate amount of the types of charges which First Fortis has guaranteed.

DISTRIBUTION


The Contracts will be sold by individuals who, in addition to being licensed by state insurance authorities to sell the Contracts of First Fortis, are also registered representatives of Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Contracts or registered representatives of other broker-dealer firms or representatives of other firms that are exempt from broker dealer regulation. Fortis Investors and any such other broker-dealer firms are registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as broker-dealers and are members of the National Association of Securities Dealers, Inc.



Fortis Investors will pay a selling allowance to its registered representatives and selling brokers in varying amounts which under normal circumstances is not expected to exceed 6.25% of purchase payments plus a servicing fee of .25% of contract value per year, starting in the first contract year. Fortis Investors may, under certain flexible compensation arrangements, pay lesser or greater selling allowances and larger or smaller service fees to its registered representatives and other broker dealer firms than as set forth above. However, in such case, such flexible compensation arrangements will have actuarial present values which are approximately equivalent to the amounts of the selling allowances set forth above.



Additionally, registered representatives, broker-dealer firms, and exempt firms may be eligible for additional compensation based upon meeting certain production standards. Fortis Investors may charge back commissions paid to others if the Contract upon which the commission was paid is surrendered or cancelled within certain specified time periods. In the distribution agreement, First Fortis has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for certain damages and expenses, including those arising under federal securities laws. First Fortis paid a total of $xxxxxx to Fortis Investors for annuity contract distribution services during 1997, $xxxxx of which in 1997 was not reallowed to other broker dealers or exempt firms.


First Fortis or Fortis Investors may also provide additional compensation to broker-dealers in connection with sales of Contracts. Compensation may include financial assistance to broker-dealers in connection with conferences, sales or training programs for their employees, seminars for the public, advertising, sales campaigns regarding Contracts, and other broker-dealer sponsored programs or events. Compensation may include payment for travel expenses incurred in connection with trips taken by invited sales representatives and members of their families to locations within or outside of the United States for meetings or seminars of a business nature.

See Note 9 to the Notes to First Fortis' Financial Statements as to amounts it has paid to Fortis, Inc. and Fortis Benefits Insurance Company, affiliates of First Fortis for various services.

Fortis Investors is an indirect subsidiary of Fortis AMEV and Fortis AG and is therefore under common control with First Fortis. Fortis Investors' principal business address is 500 Bielenberg Drive, Woodbury, Minnesota 55125 and its mailing address is P.O. Box 64284, St. Paul, MN 55164. Fortis Investors is not obligated to sell any specific amount of interests under the Contracts. $23,000,000 of interests in the Fixed Account and an indefinite amount of interests in the Variable Account have been registered with the Securities and Exchange Commission.

FEDERAL TAX MATTERS

The following description is a general summary of the tax rules, primarily related to federal income taxes, which in the opinion of First Fortis are currently in effect. These rules are based on laws, regulations and interpretations which are subject to change at any time. This summary is not comprehensive and is not intended as tax advice. Federal estate and gift tax considerations, as well as state and local taxes, may also be material. You should consult a qualified tax adviser as to the tax implications of taking any action under a Contract or related retirement plan.

NON-QUALIFIED CONTRACTS

Section 72 of the Internal Revenue Code ("Code") governs the taxation of annuities in general. Purchase payments made under Non-Qualified Contracts are not excludible or deductible from the gross income of the Contract Owner or any other person. However, any increase in the accumulated value of a Non-Qualified Contract resulting from the investment performance of the Variable Account or interest credited to the Fixed Account is generally not taxable to the Contract Owner or other payee until received by him or her, as surrender proceeds, death benefit proceeds, or otherwise. The exception to this rule is that, generally, Contract Owners who are not natural persons ARE taxed annually on any increase in the Contract Value. However, this exception does not apply in all cases, and you may wish to discuss this with your tax adviser.

The following discussion applies generally to Contracts owned by natural persons.

In general, surrenders or partial withdrawals under Contracts are taxed as ordinary income to the extent of the accumulated income or gain under the Contract. If a Contract Owner assigns or pledges any part of the value of a Contract, the value so pledged or assigned is taxed to the Contract Owner as ordinary income to the same extent as a partial withdrawal.

With respect to annuity payment options, although the tax consequences may vary depending on the option elected under the Contract, until the investment in the Contract is recovered, generally only the portion of the annuity payment that represents the amount by which the Contract Value exceeds the "investment in the Contract" will be taxed. In general, a person's "investment in the Contract" is the aggregate amount of purchase payments made by him or her. After an Annuitant's or other payee's "investment in the Contract" is recovered, the full amount of any additional annuity payments is taxable. For variable annuity payments, in general, the taxable portion of each annuity payment (prior to recovery of the "investment in the Contract") is determined by a formula which establishes the specific dollar amount of each annuity payment that is not taxed. This dollar amount is determined by dividing the "investment in the Contract" by the total number of expected annuity payments. For fixed annuity payments, in general, prior to recovery of the "investment in the Contract," there is no tax on the amount of each payment which bears the same ratio to that payment as the "investment in the Contract" bears to the total expected value of the annuity payments for the term of the payments. However, the remainder of each annuity payment is taxable. The taxable portion of a distribution (in the form of an annuity or a single sum payment) is taxed as ordinary income.

For purposes of determining the amount of taxable income resulting from distributions, all Contracts and other annuity contracts issued by us or our affiliates to the Contract Owner within the same calendar year will be treated as if they were a single Contract.

There is a 10% penalty under the Code on the taxable portion of a "premature distribution." Generally, an amount is a "premature distribution" unless the distribution is (1) made on or after the Contract Owner or other payee reaches age 59 1/2, (2) made to a Beneficiary on or after death of the Contract Owner,
(3) made upon the disability of the Contract Owner or other payee, or (4) part of a series of substantially equal annuity payments for the life or life expectancy of the Contract Owner or the Contract Owner and Beneficiary. Premature distributions may result, for example, from an early Annuity Commencement Date, an early surrender, partial surrender or assignment of a Contract or the early death of an Annuitant who is not also the Contract Owner or other person receiving annuity payments under the Contract.

A transfer of ownership of a Contract, or designation of an Annuitant or other payee who is not also the Contract Owner, may result in certain income or gift tax consequences to the Contract Owner that are beyond the scope of this discussion. A Contract Owner contemplating any transfer or assignment of a Contract should contact a competent tax adviser with respect to the potential tax effects of such transaction.

REQUIRED DISTRIBUTIONS FOR NON-QUALIFIED CONTRACTS

In order that a Non-Qualified Contract be treated as an annuity contract for federal income tax purposes, Section 72(s) of the Code requires (a) if any person receiving annuity payments dies on or after the Annuity Commencement Date but prior to the time the entire interest in the Contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of the person's death; and (b) if any Contract Owner dies prior to the Annuity Commencement Date, the entire interest in the Contract will be distributed (1) within five years after the date of that person's death or (2) as annuity payments which will begin within one year of that Contract Owner's death and which will be made over the life of the Contract Owner's designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary. However, if the Contract Owner's designated Beneficiary is the surviving spouse of the Contract Owner, the Contract may be continued with the surviving spouse deemed to be the new Contract Owner. Where the Contract Owner or other person receiving payments is not a natural person, the required distributions provided by Section 72(s) apply upon the death of the primary Annuitant.

No regulations interpreting the requirements of Section 72(s) have yet been issued (although proposed regulations have been issued interpreting similar requirements for qualified plans). First Fortis intends to review and modify the Contract if necessary to ensure that it complies with the requirements of
Section 72(s) when clarified by regulation or otherwise.

Generally, unless the Beneficiary elects otherwise, the above requirements will be satisfied where the death occurs prior to the Annuity Commencement Date by paying the death benefit in a single sum, subject to proof of the Contract Owner's death. The Beneficiary, however, may elect by Written Request to receive an annuity option instead of a lump sum payment. However, if the election is not made within 60 days of the date the single sum death benefit otherwise becomes payable, particularly where the annuitant dies and the annuitant is not the Contract Owner, the IRS may disregard the election for tax purposes and tax the Beneficiary as if a single sum payment had been made.

QUALIFIED CONTRACTS

The Contracts may be used with several types of tax-qualified plans. The tax rules applicable to Contract Owners, Annuitants and other payees vary according to the type of plan and the terms and conditions of the plan itself. In general, purchase payments made under a retirement program recognized under the Code on behalf of an individual are excludable from the individual's gross income for tax purposes during the Accumulation Period. The portion, if any, of any purchase payment made by or on behalf of an individual under a Contract that is not excluded from the individual's gross income for tax purposes during the Accumulation Period constitutes the individual's "investment in the Contract." Aggregate deferrals under all plans at the employee's option may be subject to limitations.

When annuity payments begin, the individual will receive back his or her "investment in the Contract" if any, as a tax-free return of capital. The dollar amount of annuity payments received in any year in excess of such return is taxable as ordinary income. When payments are received as an annuity, the tax-free return of capital is treated as if received ratably over the entire period of the annuity until fully recovered (as described above with respect to Non-Qualified Contracts).

The Contracts are available in connection with the following types of retirement plans: Section 403(b) annuity plans for employees of certain tax-exempt organizations and public educational institutions; Section 401 or 403(a) qualified pension, profit-sharing or annuity plans; individual retirement annuities ("IRAs") under Section 408(b); simplified employee pension plans ("SEPs") under Section 408(k); SIMPLE IRA Plans under Section 408(p); Section 457 unfunded deferred compensation plans of public employers and tax-exempt organizations' and private employer unfunded deferred compensation plans. The tax implications of these plans are further discussed in the Statement of Additional Information under the heading "Taxation Under Certain Retirement Plans."

WITHHOLDING

Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly from the qualified plan to another qualified retirement plan. Moreover, special "backup withholding" rules may require First Fortis to disregard the recipient's election if the recipient fails to supply First Fortis with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies First Fortis that the TIN provided by the recipient is incorrect.

PORTFOLIO DIVERSIFICATION

The United States Treasury Department has adopted regulations under Section 817(h) of the Code which set standards of diversification for the investments underlying the Contracts, in order for the Contracts to be treated as annuities. First Fortis believes that these diversification standards will be satisfied. Failure to do so would result in immediate taxation to Contract Owners or persons receiving annuity payments of all returns credited to Contracts, except in the case of certain Qualified Contracts. Also, current regulations do not provide guidance as to any circumstances in which control over allocation of values among different investment alternatives may cause Contract Owners or persons receiving annuity payments to be treated as the owners of Variable Account assets for tax purposes. First Fortis reserves the right to amend the Contracts in any way necessary to avoid any such result. The Treasury Department may establish standards in this regard through regulations or rulings. Such standards may apply only prospectively, although retroactive application is possible if such standards were considered not to embody a new position.

CERTAIN EXCHANGES

Section 1035 of the Code provides generally that no gain or loss will be recognized under the exchange of a life insurance or annuity contract for an annuity contract. Thus, a properly completed exchange from one of these types of products into a Contract pursuant to the special annuity contract exchange form we provide for this purpose is not generally a taxable event under the Code, and your investment in the Contract will be the same as your investment in the product you exchanged out of.

Because of the complexity of these and other tax aspects in connection with an exchange, you should consult a tax adviser before making any exchange.

TAX LAW RESTRICTIONS AFFECTING SECTION 403(B) PLANS

Section 403(b)(12) of the Internal Revenue Code restricts the distribution under
Section 403(b) annuity contracts of:

    (1) elective contributions made for years beginning after December 31, 1988;

    (2) earnings on those contributions; and

    (3) earnings on amounts held as of December 31, 1988.

Distribution of these amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions made after December 31, 1988 may not be distributed in the case of hardship.

FURTHER INFORMATION ABOUT FIRST FORTIS

First Fortis Life Insurance Company is an affiliate of the worldwide Fortis group of companies owned by Fortis AMEV of the Netherlands and Fortis AG of Belgium. The Company was originally organized under New York Insurance Law on August 12, 1971, and was acquired by the current owners on March 24, 1989, to enable the Fortis group of companies the ability to distribute their products to the New York State marketplace.

On October 1, 1991, First Fortis Life Insurance Company and its affiliate Fortis Benefits Insurance Company (the "Companies"), entered into an Asset Transfer and Acquisition Agreement (the "Agreement") with Mutual Benefit Life Insurance Company in Rehabilitation (MBL). Pursuant to the Agreement, the Companies acquired certain assets and assumed certain liabilities of MBL relating to the group life, accident and health, disability and dental insurance business of MBL. That portion of the business conducted in New York was assumed by First Fortis, while the remaining and more substantial portion of the business was assumed by Fortis Benefits Insurance Company. N.V. AMEV contributed $25 million in cash to the paid-in-capital of First Fortis on October 1, 1991 in connection with the acquisition.

GENERAL

First Fortis is engaged in the offer and sale of insurance products, including fixed and variable annuity contracts, and group life, accident and health insurance policies. First Fortis markets its products to small business and individuals through a network of independent agents, brokers, and financial institutions.

SELECTED FINANCIAL DATA

The following is a summary of certain financial data of First Fortis. This summary has been derived in part from, and should be read in conjunction with, the financial statements of First Fortis included elsewhere in this Prospectus.


                                                                                   YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------------
                                                                      1997       1996       1995       1994       1993
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                                       (IN THOUSANDS)
INCOME STATEMENT DATA
  Premiums........................................................             $  67,517  $  81,202  $  92,056  $  75,393
  Net investment income...........................................                 7,891      7,466      6,261      6,074
  Realized investment gains (losses)..............................                    (4)     2,683     (1,057)     3,062
  Other income....................................................                   336        297        287        533
                                                                    ---------  ---------  ---------  ---------  ---------
    TOTAL REVENUES................................................                75,740     91,648     97,547     85,062
                                                                    ---------  ---------  ---------  ---------  ---------
  Benefits and expenses...........................................                75,596     96,371    104,582     85,170
  Income tax expense (benefit)....................................                   (39)    (1,563)      (999)      (686)
                                                                    ---------  ---------  ---------  ---------  ---------
  Net income (loss)...............................................             $     183  $  (3,160) $  (6,036) $     578
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
BALANCE SHEET DATA
  Total assets....................................................             $ 143,139  $ 139,913  $ 123,954  $ 132,077
  Total liabilities...............................................             $ 107,447  $ 101,523  $  97,913  $  92,863
  Total shareholder's equity......................................             $  35,692  $  38,390  $  26,041  $  39,214



MANAGEMENT'S DISCUSSION AND ANALYSIS OF FINANCIAL CONDITION AND RESULTS OF OPERATIONS



1997 COMPARED TO 1996 (TO BE FILED)
1996 COMPARED TO 1995
REGULATION


The Company is subject to the laws and regulations established by the New York State Insurance Department governing insurance business conducted in New York State. Periodic audits are conducted by the New York Insurance Department related to the Company's compliance with these laws and regulations. To date there have been no adverse findings regarding the Company's operations.

As a small group (1-50 lives) medical insurer in the State of New York, First Fortis was impacted by the passage in 1992 of Regulation 145, "Open Enrollment and Community Rating of Individual and Small Group Health Insurance" and Regulation 146, "Establishment and Operation on Market Stabilization Mechanisms for Individuals and Small Group Health Insurance". The purpose of Regulation 145 is to promote competition among insurers and facilitate access to health insurance by all New York residents. Beginning April 1, 1993, Regulation 145 required insurers to apply a rating methodology (community rate) in which the premium for all persons covered by a policy or contract form is the same based on the experience of the entire pool of risks covered by that policy or contract form without regard to age, sex, health status or occupation. Regulation 146 established a market stabilization process to share among insurers substantive cost variations attributable to significant differences in demographic characteristics of the persons covered. During 1996, 1995, and 1994, demographic characteristics of the Company's medical business resulted in payments to the pools which have been reflected in accident and health benefits.

DIRECTORS AND EXECUTIVE OFFICERS

Set forth is information concerning First Fortis' directors and executive officers, together with their business experience and principal occupations for the past five years:


Zafar Rashid, 48                  President and Chief Executive Officer; Senior
                                  Vice President and Chief Financial Officer of
                                  Fortis, Inc.
Larry M. Cains, 51                Treasurer; Senior Vice President of Fortis,
Director since 1995               Inc.
Allen R. Freedman, 58             Chairman of the Board; Chairman and Chief
Director Since 1989               Executive Officer of Fortis, Inc.
Thomas M. Keller, 50              President of Time Insurance Company;
Director Since 1994               President--Fortis Healthcare of Fortis
                                  Benefits Insurance Company; before that Senior
                                  Vice President of Fortis, Inc.
Dean C. Kopperud, 45              Chief Executive Officer of Fortis Advisers,
Director Since 1994               Inc. and President of Fortis Investors, Inc.;
                                  President--Fortis Financial Group of Fortis
                                  Benefits Insurance Company
Terry J. Kryshak, 47              Senior Vice President and Chief Administrative
Director Since 1991               Officer
Susie Gharib, 47                  Anchorwoman, Cable NBC; before that,
Director Since 1991               Anchorwoman, Financial News Network
Guy Gerard Rutherfurd, Jr., 58    Senior Vice President, Dean Witter
Director Since 1989               Intercapital; before that Executive Vice
                                  President and Chief Investment Officer of
                                  Nomura Asset Management, Inc.

Dale Edward Gardner, 67           President, Gardner & Bull
Director Since 1989
Kenneth W. Nelson, 76             President, Tech Products, Inc.
Director Since 1989
Clarence Elkus Galston, 88        Attorney at Law
Director Since 1989
Robert B. Pollock, 43             President and Chief Executive Officer of
Director Since 1995               Fortis Benefits Insurance Company
Barbara R. Hege, 54               Assistant Treasurer and Chief Financial
                                  Officer
Jerome A. Atkinson, 48            Secretary; Vice President, Secretary and
                                  General Counsel of Fortis, Inc.; before that
                                  Senior Vice President, Secretary and General
                                  Counsel of American Security Insurance Company


First Fortis' officers serve at the pleasure of the Board of Directors, and members of the Board who are also officers or employees of First Fortis serve without compensation. All Directors serve until their successors are duly elected and qualified. The compensation of members of the Board who are not also officers or employees of First Fortis or its affiliates is as follows. The Director receives $1,000 for attendance at the annual Board meeting. If the Director is also a member of the Audit Committee and/or the Investment Committee, the Director also receives $1,000 for attending any meeting of such committee unless the committee meeting date is the same as the annual meeting, in which case the committee meeting compensation is $500.

Mr. Freedman is also a director of Systems and Computer Technology Corporation and Genesis Health Ventures and the following registered investment companies:
Fortis Equity Portfolios, Inc.; Fortis Growth Fund, Inc.; Fortis Fiduciary Fund, Inc.; Fortis Income Portfolios, Inc.; Fortis Securities, Inc.; Fortis Tax-Free Portfolios, Inc.; Fortis Money Portfolios, Inc.; Fortis Advantage Portfolios, Inc.; Fortis Worldwide Portfolios, Inc.; Fortis Series Fund, Inc.; Special Portfolios, Inc.

EXECUTIVE COMPENSATION

Set forth below is certain information concerning the compensation of the named executive officers of First Fortis. Mr. Freedman is compensated by other affiliates of First Fortis.

--------------------------------------------------------------------------------

SUMMARY COMPENSATION TABLE


                                                                     ANNUAL COMPENSATION
                                                               --------------------------------
                                                                                   OTHER ANNUAL      ALL OTHER
                                                                SALARY    BONUS    COMPENSATION   COMPENSATION (1)
              NAME AND PRINCIPAL POSITION                YEAR    ($)       ($)         ($)              ($)
-------------------------------------------------------  ----  --------  --------  ------------   ----------------
Allen R. Freedman                                        1997  $         $           $                $
 President                                               1996         0         0          0                0
                                                         1995         0         0          0                0
Terry J. Kryshak                                         1997   111,000    34,000          0            6,660
 Senior Vice President and Chief Administrative Officer  1996   107,350    25,764          0            8,288
                                                         1995
Robert O. Blaber                                         1997    78,234   256,647          0                0
 Senior Vice President                                   1996    75,000   263,654                      14,852
                                                         1995


------------------------
1 This column includes contributions made by First Fortis for the year for the benefit for the named individual to defined contribution retirement plans.

As additional compensation to its employees and executive officers, First Fortis has an Employees' Uniform Retirement Plan and an Executive Retirement Plan which generally provide an annual annuity benefit upon retirement at age 65 (or a reduced benefit upon early retirement) equal to: .9% of the employee's Average Annual compensation up to the employee's social security covered compensation, plus 1.3% of Average Annual compensation above the employee's social security covered compensation up to $235,840, as adjusted by an index, multiplied by the employee's years of credited services.

The following table illustrates the combined estimated life annuity benefit payable from the Employees Uniform Retirement Plan and the Executive Retirement Plan to employees with the specified Final Average Salary and Years of Service upon retirement.

PENSION TABLE

                                                    YEARS OF SERVICE
                                     -----------------------------------------------
FINAL AVERAGE EARNINGS                 10      15      20      25      30      35
-----------------------------------  ------  ------  ------  ------  ------  -------
125,000                              15,147  22,720  30,294  37,867  45,441   53,014
150,000                              18,397  27,595  36,794  45,992  55,191   64,389
175,000                              21,647  32,470  43,294  54,117  64,941   75,764
200,000                              24,897  37,345  49,794  62,242  74,691   87,139
225,000                              28,147  42,220  56,294  70,367  84,441   98,514
250,000                              30,214  45,321  60,428  75,536  90,643  105,750
275,000+                             30,352  45,528  60,704  75,880  91,056  106,232

The table above excludes social security benefits. In general, for the purposes of these plans compensation includes salary and bonuses.

The credited years of service with First Fortis for those individuals named in the Summary Compensation Table above are as follows: 1, 7, and 11.


OWNERSHIP OF SECURITIES

All of First Fortis' outstanding shares are owned by Fortis, Inc., One Chase Manhattan Plaza, New York, N.Y. 10005. Fortis, Inc., in turn is wholly owned by Fortis International, Inc., which is wholly owned by AMEV/VSB 1990 N.V., both of which share the same address with N.V. AMEV., Archimedeslaan 10, 3584 BA, Utrecht, The Netherlands. AMEV/ VSB 1990 N.W. is 50% owned by Fortis AMEV and 50% owned, through certain subsidiaries, by Fortis AG, Boulevard Emile Jacqmain 53, 1000 Brussels, Belgium.

VOTING PRIVILEGES


In accordance with its view of current applicable law, First Fortis will vote shares of each of the Portfolios which are attributable to a Contract at regular and special meetings of the shareholders of a Portfolio in proportion to instructions received from the persons having the voting interest in the Contract as of the record date for the corresponding Portfolio shareholders meeting. Contract Owners have the voting interest during the Accumulation Period, persons receiving annuity payments during the Annuity Period, and Beneficiaries after the death of the Annuitant or Contract Owner. However, if the Investment Company Act of 1940 or any rules thereunder should be amended or if the present interpretation thereof should change, and as a result First Fortis determines that it is permitted to vote shares of the Portfolios in its own right, it may elect to do so.


During the Accumulation Period, the number of shares of a Portfolio attributable to a Contract is determined by dividing the amount of Contract Value in the corresponding Subaccount pursuant to the Contract as of the record date for the shareholders meeting by the net asset value of one Portfolio share as of that date. During the Annuity Period, or after the death of the Annuitant or Contract Owner, the number of Portfolio shares deemed attributable to the Contract will be computed in a comparable manner, based on the liability for future variable annuity payments allocable to that Subaccount under the Contract as of the record date. Such liability for future payments will be calculated on the basis of the mortality assumptions and the assumed interest rate used in determining the number of Annuity Units credited to the Contract and the applicable Annuity Unit value on the record date. During the Annuity Period, the number of votes attributable to a Contract will generally decrease since funds set aside to make the annuity payments will decrease.

First Fortis will vote shares for which it has received no timely instructions, and any shares attributable to excess amounts First Fortis has accumulated in the related Subaccount, in proportion to the voting instructions which it receives with respect to all Contracts and other variable annuity contracts participating in a Portfolio. To the extent that First Fortis or any affiliated company holds any shares of a Portfolio, they will be voted in the same proportion as instructions for that Portfolio that are received from persons holding the voting interest with respect to all First Fortis separate accounts participating in that Portfolio. Shares held by separate accounts other than the Variable Account will in general be voted in accordance with instructions of participants in such other separate accounts. This diminishes the relative voting influence of the Contracts.


Each person having a voting interest in a Subaccount of the Separate Account will receive proxy material, reports and other materials relating to the appropriate Portfolio. Pursuant to the procedures described above, these persons may give instructions regarding the election of the Board of Directors of a Portfolio, ratification of the selection of its independent auditors, the approval of the investment managers of a Portfolio, changes in fundamental investment policies of a Portfolio and all other matters that are put to a vote of Portfolio shareholders.


LEGAL MATTERS

The legality of the Contracts described in this Prospectus has been passed upon by Douglas R. Lowe, Esquire, Assistant General Counsel with the law department of Fortis Benefits Insurance Company, an affiliate of First Fortis. Messrs. Freedman, Levy, Kroll & Simonds, Washington, D.C., have advised First Fortis on certain federal securities law matters.

OTHER INFORMATION

Registration Statements have been filed with the Securities and Exchange Commission under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Prospectus. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Prospectus. Statements contained in this Prospectus concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

A Statement of Additional Information is available upon request. Its contents are as follows:

CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION

                                                                            PAGE
First Fortis and the Variable Account.....................................    2
Calculation of Annuity Payments...........................................    2
Postponement of Payments..................................................    3
Services..................................................................    3
  - Safekeeping of Variable Account Assets................................    3
  - Experts...............................................................    3
  - Principal Underwriter.................................................    3
Limitations on Allocations................................................    4
Change of Investment Adviser or Investment Policy.........................    4
Taxation Under Certain Retirement Plans...................................    4
Withholding...............................................................    8
Terms of Exemptive Relief in Connection With Mortality and Expense Risk
 Charge...................................................................    8
Variable Account Financial Statements.....................................    9
APPENDIX A--Performance Information.......................................  A-1

FIRST FORTIS FINANCIAL STATEMENTS

The financial statements of First Fortis that are included in this Prospectus should be considered primarily as bearing on the ability of First Fortis to meet its obligations under the Contracts. The Contracts are not entitled to participate in earnings, dividends or surplus of First Fortis.

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
APPENDIX A--SAMPLE MARKET VALUE ADJUSTMENT CALCULATIONS

The formula which will be used to determine the Market Value Adjustment is:

         1 + I           n/12
      -----------              - 1
 (   1 + J + .0025   )

Sample Calculation 1: Positive Adjustment

Amount withdrawn or transferred           $10,000
Existing Guarantee Period                 7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                7%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment

                     1 + .08           60/12
$10,000 x         -------------               - 1]  = $354.57
            [(   1 + .07 + .0025   )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,354.57

Sample Calculation 2: Negative Adjustment

Amount withdrawn or transferred           $10,000
Existing Guarantee Period                 7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                9%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment:

                     1 + .08           60/12
$10,000 x         -------------               - 1]  = - $559.14
            [(   1 + .09 + .0025   )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $9,440.86

Sample Calculation 3: Negative Adjustment

Amount withdrawn or transferred           $10,000
Guarantee Period                          7 years
Time of withdrawal or transfer            beginning of 3rd year of Existing
                                          Guarantee Period
Guaranteed Interest Rate (I)              8%*
Guaranteed Interest Rate for
  new 5-year guarantee (J)                7.75%*
Remaining Guarantee Period (N)            60 months
Market Value Adjustment:

                     1 + .08           60/12
                 ---------------
$10,000 x          1 + .0775 +                - 1]  = $0
            [(        .0025        )

              Amount transferred or withdrawn (adjusted for Market Value Adjustment): $10,000
------------------------
* Assumed for illustrative purposes only.

                 [This page has been intentionally left blank]

APPENDIX B--SAMPLE DEATH BENEFIT CALCULATIONS


DATE OF DEATH IS THE 3RD CONTRACT ANNIVERSARY



                                                           EXAMPLE 1    EXAMPLE 2    EXAMPLE 3
                                                          -----------  -----------  -----------
a.    Purchase Payments Made Prior to Death, accumulated
      at 5%.............................................   $  32,000    $  32,000    $  32,000

b.    Contract Value on Date of Death...................   $  20,000    $  36,000    $  25,000

c.    1 Year Ratchet Option Value.......................   $  35,000    $  36,000    $  31,000

Death Benefit is larger of a, b, and c..................   $  35,000    $  36,000    $  32,000



DATE OF DEATH IS THE 5TH CONTRACT ANNIVERSARY



                                                           EXAMPLE 1    EXAMPLE 2    EXAMPLE 3
                                                          -----------  -----------  -----------
a.    Purchase Payments Made Prior to Death, accumulated
      at 5%.............................................   $  34,000    $  34,000    $  34,000

b.    Contract Value on Date of Death...................   $  38,000    $  38,000    $  28,000

c.    1 Year Ratchet Option Value.......................   $  38,000    $  40,000    $  33,000

Death Benefit is larger of a, b, and c..................   $  38,000    $  40,000    $  34,000



DATE OF DEATH IS THE 10TH CONTRACT ANNIVERSARY



                                                           EXAMPLE 1    EXAMPLE 2    EXAMPLE 3
                                                          -----------  -----------  -----------
a.    Purchase Payments Made Prior to Death, accumulated
      at 5%.............................................   $  36,000    $  36,000    $  36,000

b.    Contract Value on Date of Death...................   $  39,000    $  34,000    $  31,000

c.    1 Year Ratchet Option Value.......................   $  39,000    $  37,000    $  32,000

Death Benefit is larger of a, b, and c..................   $  39,000    $  37,000    $  36,000

                 [This page has been intentionally left blank]

APPENDIX C--EXPLANATION OF EXPENSE CALCULATIONS


The expense for a given year is calculated by multiplying the projected beginning of the year policy value by the total expense rate. The total expense rate is the sum of the variable account expense rate plus the total Portfolio expense rate plus The annual administrative charge rate.


The policy values are projected by assuming a single payment of $1,000 grows at an annual rate equal to 5% reduced by the total expense rate described above.

For example, the 3 year expense for the Growth Stock Series is calculated as follows:


     Total Variable Account Annual Expenses         1.35%
+    Total Series Fund Operating Expenses
=    Total Expense Rate



Year 1 Beginning Policy Value = $1000.00
Year 1 Expense =           x    =    $
$1000.00

Year 2 Beginning Policy Value = $
Year 2 Expense = $         x    =    $

Year 3 Beginning Policy Value = $
Year 3 Expense = $         x    =    $



So the cumulative expenses for years 1-3 for the Growth Stock Series are equal
to $    + $    + $    = $    .


If the contract is surrendered, the surrender charge is the surrender charge percentage times the purchase payment minus the 10% free withdrawal amount:

Surrender Charge Percentage x      (Initial Premium - 10% Free Withdrawal)    =   Surrender Charge
          0.05          x          ( $1000.00    -      $100.00    )          =   $45.00


So the total expense if surrendered is $    + $    = $     .

                              FLEXIBLE PREMIUM DEFERRED
                   COMBINATION VARIABLE AND FIXED ANNUITY CONTRACTS
                               (MASTERS AND MASTERS +)

                                      Issued by

                         FIRST FORTIS LIFE INSURANCE COMPANY


                         STATEMENT OF ADDITIONAL INFORMATION

                                     MAY 1, 1998

This Statement of Additional Information is not a Prospectus. It is intended that this Statement of Additional Information be read in conjunction with the Prospectus for contracts under flexible premium deferred combination variable and fixed annuity contracts ("Contracts"), dated May 1, 1998. A copy of the Prospectus may be obtained without charge from Fortis Investors, Inc. 1-800-800-2000, mailing address: P.O. Box 64272, St. Paul, MN 55164 or First Fortis Life Insurance Company ("First Fortis") 1-800-745-8248, mailing address:
P. O. Box 3249, Syracuse, NY 13220. You have the option of receiving benefits under a Contract through First Fortis' Variable Account A or through First Fortis' Fixed Account.

TABLE OF CONTENTS


First Fortis and the Variable Account. . . . . . . . . . . . . . . . . . . . 2
Calculation of Annuity Payments. . . . . . . . . . . . . . . . . . . . . . . 2
Postponement of Payments . . . . . . . . . . . . . . . . . . . . . . . . . . 3
Services . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 3
  - Safekeeping of Variable Account Assets . . . . . . . . . . . . . . . . . 3
  - Experts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 4
  - Principal Underwriter  . . . . . . . . . . . . . . . . . . . . . . . . . 4
Limitation on Allocations. . . . . . . . . . . . . . . . . . . . . . . . . . 4
Change of Investment Adviser or Investment Policy. . . . . . . . . . . . . . 4
Taxation Under Certain Retirement Plans. . . . . . . . . . . . . . . . . . . 4
Withholding. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 9
Variable Account Financial Statements. . . . . . . . . . . . . . . . . . . . 9
Appendix A -- Performance Information. . . . . . . . . . . . . . . . . . . A-1

In order to supplement the description in the Prospectus, the following provides additional information about the Contracts and other matters which may be of interest to you. Terms used in this Statement of Additional Information have the same meanings as are defined in the Prospectus under the heading "Special Terms Used in This Prospectus."

FIRST FORTIS AND THE VARIABLE ACCOUNT

First Fortis Life Insurance Company, the issuer of the Contracts, is a New York corporation qualified to sell life insurance and annuity contracts in New York. First Fortis is a wholly-owned subsidiary of Fortis, Inc. Fortis Inc. is a corporation based in New York, which manages the United States operations of Fortis AMEV and Fortis AG. Fortis, Inc. is wholly-owned by Fortis International, Inc., which is in turn wholly-owned by Sycamore Insurance Holding N.V. The latter is 50% owned by Fortis AMEV and 50% owned, through certain subsidiaries, by Fortis AG.

Fortis AMEV is a publicly-traded, multi-national insurance and financial services group headquartered in The Netherlands. Fortis AMEV is an international financial services firm that has been in business since 1847. It is one of the largest holding companies in Europe with subsidiary companies in twelve countries on four continents. Fortis AMEV is the third largest insurance company in The Netherlands. Fortis AG is a multi-national insurance, real estate and financial services firm that has been in business since 1824. It has subsidiary companies in eight countries. Fortis AG is one of the largest life insurance companies in Belgium. Fortis AMEV and Fortis AG have combined assets of approximately $XXX billion.

The assets allocated to the Variable Account are the exclusive property of First Fortis. Registration of the Variable Account under the Investment Company Act of 1940 does not involve supervision of the management or investment practices or policies of the Variable Account or of First Fortis by the Securities and Exchange Commission. First Fortis may accumulate in the Variable Account proceeds from charges under the Contracts and other amounts in excess of the Variable Account assets representing reserves and liabilities under Contracts and other variable annuity contracts issued by First Fortis. First Fortis may from time to time transfer to its General Account any of such excess amounts.

Best's Insurance Reports assigned First Fortis a rating of A (Excellent) for financial position and operating performance. First Fortis has a rating of AA from Standard & Poor's. As defined by Standard & Poor's, insurers rated AA offer "excellent financial security." These ratings represent such rating agencies' independent opinion of First Fortis' financial strength and ability to meet policy holder obligations, but have no relevance to the performance and quality of the assets in Subaccounts of the Variable Account.

CALCULATION OF ANNUITY PAYMENTS

FIXED ANNUITY OPTION

The amount of each annuity payment under a Fixed Annuity Option is fixed and guaranteed by First Fortis. Monthly fixed annuity payments will start as of the end of the Valuation Period that contains the Annuity Commencement Date. At that time, the Contract Value, after any Market Value Adjustment, is computed and that portion of the Contract Value which will be applied to the Fixed Annuity Option selected is determined. The amount of the first monthly payment under the Fixed Annuity Option selected will be at least as large as would result from using the annuity tables contained in the Contract to apply such amount of Contract Value to the annuity form selected. The dollar amounts of any fixed annuity payments after the first are specified during the entire period of annuity payments according to the provisions of the annuity form selected.

VARIABLE ANNUITY OPTION

ANNUITY UNITS. To the extent a Variable Annuity Option has been selected, we convert the Accumulation Units for each Subaccount of the Variable Account into Annuity Units for each Subaccount at their values determined as of the end of the Valuation Period which contains the Annuity Commencement Date. As of such time, any Fixed Account Value to be applied to a Variable Annuity Option is also converted, after any Market Value Adjustment, to Annuity Units in the Subaccounts selected based on the then-current Annuity Unit value. The initial number of Annuity Units in each Subaccount is determined by dividing the amount of the initial monthly variable annuity payment (see "Variable Annuity Option -- Variable Annuity Payments," below) allocable to that Subaccount by the value of one Annuity Unit in that Subaccount as of the time of the conversion. The number of Annuity Units for each Subaccount will remain constant, as long as an annuity remains in force and the allocation among the Subaccounts has not changed.

The value of each Subaccount's Annuity Units will vary to reflect the investment experience of the Subaccount as well as charges deducted from the Subaccount. The value of each Subaccount's Annuity Units is equal to the prior value of the Subaccount's Annuity Units multiplied by the net investment factor for that Subaccount (discussed in the Prospectus under "Contract Value") for the Valuation Period ending on that Valuation Date, with an offset for the 4% assumed interest rate used in the annuity tables of the Contract.

VARIABLE ANNUITY PAYMENTS. Variable annuity payments start at the end of the Valuation Period that contains the Annuity Commencement Date, and will vary in amount as the related Annuity Unit values vary. The amount of the first monthly payment is shown on the annuity tables contained in the Contract for each $1,000 of Contract Value applied to the Variable Annuity Option selected as of the end of such Valuation Period. The first variable annuity payment is, in effect, allocated among the Subaccounts in the same proportion as the Contract Value is allocated among the Subaccounts upon commencement of annuity payments.

Payments after the first will vary in amount and are determined on the first Valuation Date of each subsequent monthly period. If the monthly payment under the annuity form selected is based on the value of Annuity Units of a single Subaccount, the monthly payment is found by multiplying the number of the Contract's Annuity Units for the Subaccount by the Annuity Unit value of such Subaccount as of the first Valuation Date in each monthly period following the Annuity Commencement Date. If the monthly payment under the Variable Annuity Option selected is based upon the value of Annuity Units in more than one Subaccount, this is repeated for each applicable Subaccount. The sum of these payments is the variable annuity payment.

GENDER OF ANNUITANT

The amount of each annuity payment ordinarily will be higher for a male Annuitant than for a female Annuitant with an otherwise identical Contract. This is because, statistically, females tend to have longer life expectancies than males. We will make available Contracts with no such differences in connection with certain employer-sponsored benefit plans. Employers should be aware that, under most such plans, Contracts that make distinctions based on gender are prohibited by law.

POSTPONEMENT OF PAYMENTS

With respect to amounts in the Subaccounts of the Variable Account, payment of any amount due upon a total or partial surrender, death or under an annuity option will ordinarily be made within seven days after all documents required for such payment are received by First Fortis at its Home Office.

However, First Fortis may defer the determination, application or payment of any death benefit, transfer, partial or total surrender or annuity payment, to the extent dependent on Accumulation or Annuity Unit Values, for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings) or trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission, for any period during which any emergency exists as a result of which it is not reasonably practicable for First Fortis to determine the investment experience for the Contract, or for such other periods as the Securities and Exchange Commission may by order permit for the protection of investors.

SERVICES

SAFEKEEPING OF VARIABLE ACCOUNT ASSETS

Title to the assets of the Variable Account is held by First Fortis. The assets of the Variable Account are kept segregated and held separate and apart from First Fortis' other assets. Fortis Advisers, Inc., an affiliate of First Fortis, maintains records of all purchases and redemptions of shares of Fortis Series Fund, Inc. held by each of the Subaccounts of the Variable Account.

EXPERTS

The financial statements of First Fortis Life Insurance Company and First Fortis Variable Account A appearing in the Prospectus, this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

PRINCIPAL UNDERWRITER

Fortis Investors, Inc. ("Fortis Investors"), the principal underwriter of the Contracts, is a Minnesota corporation and a member of the Securities Investors Protection Corporation. The offering of the Contracts is continuous, and Fortis Investors does not anticipate discontinuing the offering of the Contracts, although it reserves the right to do so. Contracts generally will be issued for Annuitants from ages zero to ninety.

LIMITATIONS ON ALLOCATIONS

Under the Contract, First Fortis reserves the right to control the amount of any assets in any investment alternative. Pursuant to this authority, First Fortis has established the following administrative procedures for the protection of the interests of all investors participating in Fortis Series' Portfolios: a Contract Owner may not invest, allocate, transfer or exchange Contract Value into any Subaccount if the value allocated to the Subaccount under the Contract (and under any other insurance or annuity contracts directly or indirectly controlled by the same person, jointly or individually) would immediately thereafter equal 25% or more of the related Fortis Series Portfolio's net assets. First Fortis reserves the right to modify these procedures at any time.

CHANGE OF INVESTMENT ADVISER OR INVESTMENT POLICY

Unless otherwise required by law or regulation, and subject to Fortis Advisers, Inc.'s right to terminate its investment advisory arrangements with Fortis Series, neither the investment adviser nor any investment policy may be changed without the consent of First Fortis. No investment policy will be changed unless a statement of change is filed with and approved by the Insurance Commissioner of the State of New York. The Contract Owner (or, after annuity payments start, the payee) will be notified of any material investment policy change which has been approved. You will be notified of an investment policy change prior to its implementation by the Variable Account if your comment or vote is required for such change.

TAXATION UNDER CERTAIN RETIREMENT PLANS

Federal income tax information concerning the purchase of Contracts for specific types of retirement plans is set forth below. You should also refer to "Federal Tax Matters" in the Prospectus. The tax information provided is not comprehensive, and you should consult a qualified tax adviser before taking any action in connection with a retirement plan.

SECTION 403(b) ANNUITIES FOR EMPLOYEES OF CERTAIN TAX-EXEMPT ORGANIZATIONS OR PUBLIC EDUCATIONAL INSTITUTIONS

PURCHASE PAYMENTS. Under Section 403(b) of the Internal Revenue Code ("Code"), payments made by certain employers (i.e., tax-exempt organizations meeting the requirements of Section 501(c)(3) of the Code, or public educational institutions) to purchase Contracts for their employees are excludible from the gross income of employees to the extent that such aggregate purchase payments do not exceed certain limitations prescribed by the Code. This is the case whether the purchase payments are a result of voluntary salary reduction amounts or employer contributions. Salary reduction payments are, however, subject to FICA (social security) taxes.

TAXATION OF DISTRIBUTIONS. Distributions from a Section 403(b) tax-deferred annuity are taxed as ordinary income to the recipient as described under "Federal Tax Matters" in the Prospectus. Taxable distributions received before the employee attains age 59 1/2 generally are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are excepted from this penalty tax, including distributions following the employee's death, disability, separation from service after age 55, separation from service at any age if the distribution is in the form of an annuity for the life (or life expectancy) of the employee (or the employee and Beneficiary) and distributions not in excess of deductible medical expenses. In addition, no distributions of voluntary salary reduction amounts will be permitted prior to one of the following events: attainment of age 59 1/2 by the employee or the employee's separation from service, death, disability or hardship. (Hardship distributions will be limited to the lesser of the amount of the hardship or the amount of salary reduction contributions, exclusive of earnings thereon.)

REQUIRED DISTRIBUTIONS. Generally, distributions from Section 403(b) annuities must commence not later than April 1 of the calendar year following the calendar year in which the employee attains age 70 1/2, and such distributions must be made over a period that does not exceed the life expectancy of the employee (or the employee and Beneficiary). A penalty tax of 50% would be imposed on any amount by which the minimum required distribution in any year exceeded the amount actually distributed in that year. In addition, in the event that the employee dies before his or her entire interest in the Contract has been distributed, the employee's entire interest must be distributed in accordance with rules similar to those applicable upon the death of the Contract Owner or Payee in the case of a Non-Qualified Contract, as described in the Prospectus. Certain of these and other provisions are incorporated in a special endorsement attached to Contracts that are intended to qualify under Section 403(b), and reference should be made to that endorsement for its complete terms.

TAX-FREE EXCHANGES AND ROLLOVERS. The Code provides for the tax-free transfer of one Section 403(b) annuity for another Section 403(b) annuity, and the IRS has ruled (Revenue Ruling 90-24) that amounts transferred may qualify as tax-free transfers under certain circumstances. In addition, Section 403(b)(8) of the code permits tax-free rollovers from Section 403(b) programs to individual retirement annuities or other Section 403(b) programs under certain circumstances.

SECTION 401 QUALIFIED PENSION, PROFIT-SHARING OR ANNUITY PLANS

PURCHASE PAYMENTS. Subject to certain limitations prescribed by the Code, purchase payments made by an employer (or a self-employed individual) under a pension, profit-sharing or annuity plan qualified under Section 401 or Section 403(a) of the Code are generally deductible by the employer and excluded from the taxable income of the employee for federal income tax purposes, whether made under a salary reduction agreement or directly by employer contributions.
Salary reduction payments are, however, subject to FICA (social security) taxes. Purchase payments made directly by an employee generally are made on an after-tax basis.

TAXATION OF DISTRIBUTIONS. Distributions from Contracts purchased under these qualified plans are taxable as ordinary income, except to the extent allocable to an employee's after-tax contributions, as described under "Federal Tax Matters -- Qualified Plans," in the Prospectus. However, if an employee or other payee receives a "lump sum" distribution, as defined in the Code, from an exempt employees' trust, the taxable portion of the distribution may be subject to special tax treatment. For most individuals receiving lump sum distributions after attaining age 59 1/2, the rate of tax may be determined under a special 5-year income averaging provision. Those who attained age 50 by January 1, 1986 may instead elect to use a 10-year income averaging provision based on the income tax rates in effect for 1986. Taxable distributions received prior to attainment of age 59 1/2 under a Contract purchased under a qualified plan are subject to the same 10% penalty tax (and the same exceptions) as described above with respect to Section 403(b) annuities.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for these qualified plans are generally the same as described above with respect to
Section 403(b) annuities.

TAX-FREE ROLLOVERS. If, within 60 days of receipt, an employee who receives a single sum distribution transfers all of the taxable amount received to another plan qualified under Section 401 or 403(a), or to an individual retirement account or annuity as provided for under the Code, the transferred amount will not be taxed in the year of distribution. Certain "partial" distributions may also qualify for tax-free rollover treatment, but only if transferred to an individual retirement account or annuity. However, income tax may be withheld from the distribution unless the distribution is transferred directly from the qualified plan to the individual retirement account or individual retirement annuity.

INDIVIDUAL RETIREMENT ANNUITIES

PURCHASE PAYMENTS. Individuals may make contributions for individual retirement annuity ("IRA") Contracts. Deductible contributions for any year may be made up to the lesser of $2,000 or 100% of compensation for individuals who (1) are not (and whose spouses are not) active participants in another retirement plan, (2) are unmarried and have adjusted gross income of $25,000 or less, or (3) are married and have adjusted gross income of $40,000 or less. An individual may also establish an IRA for his or her spouse if they file a joint return for the taxable year and his or her spouse earns less than the individual does for that year. The annual purchase payments for both spouses' Contracts cannot exceed the lesser of $4,000 or 100% of the couple's combined earned income, and no more than $2,000 may be contributed to either spouse's IRA for any year. Individuals who are active participants in other retirement plans and whose adjusted gross income (with certain special adjustment) exceed the cut-off point ($25,000 for unmarried, $40,000 for married persons filing jointly, and $0 for married persons filing a separate return) by less than $10,000 are entitled to make deductible IRA contributions in proportionately reduced amounts. For example, a married individual who is an active participant in another retirement plan and files a separate tax return is entitled to a partial IRA deduction if the individual's adjusted gross income is less than $10,000 and no IRA deduction if his or her adjusted gross income is equal to or greater than $10,000.

An individual may make non-deductible IRA contributions to the extent of (1) the lesser of $2,000 ($4,000 in the case of a spousal IRA) or 100% of compensation over (2) the IRA deductible contribution made with respect to the individual.

An individual may not make any contributions to his/her own IRA for the year in which he/she reaches age 70 1/2 or for any year thereafter. Contributions to a spouse's IRA may not be made for any year in which that spouse reaches age 70 1/2 or for any year thereafter.

TAXATION OF DISTRIBUTIONS. Distributions from IRA Contracts are taxed as ordinary income to the recipient, although special rules exist for the tax-free return of non-deductible contributions. In addition, taxable distributions received under an IRA Contract prior to age 59 1/2 are subject to a 10% penalty tax in addition to regular income tax. Certain distributions are exempted from this penalty tax including distributions following the owner's death or disability or distribution in the form of an annuity for the life (or life expectancy) of the owner (or the owner and beneficiary), or distributions not in excess of deductible medical expenses or certain distributions to pay health insurance premiums after an extended period of unemployment.

REQUIRED DISTRIBUTIONS. The minimum distribution requirements for IRAs are generally the same as described above with respect to Section 403(b) annuities. Certain of these and other provisions are incorporated in a special endorsement attached to IRA Contracts, and reference should be made to that endorsement for its complete terms.

TAX-FREE ROLLOVERS. The Code permits funds to be transferred in a tax-free rollover from a qualified employer pension, profit-sharing, annuity, bond purchase or tax-deferred annuity plan to an IRA Contract if certain conditions are met, and if the rollover of assets is completed within 60 days after the distribution from the qualified plan is received. In addition, not more frequently than once every twelve months, amounts may be rolled over tax-free from one IRA to another, subject to the 60-day limitation and other requirements. The once-per-year limitation on rollovers does not apply to direct transfers of funds between IRA custodians or trustees.

SIMPLIFIED EMPLOYEE PENSION PLANS

PURCHASE PAYMENTS. Under Section 408(k) of the Code, employers may establish a type of IRA plan referred to as a simplified employee pension plan (SEP). Employer contributions to a SEP cannot exceed the lesser of $24,000 or 15% of the employee's earned income. Employees of certain small employers may have contributions made to a special kind of SEP (SARSEP) on their behalf on a salary reduction basis if the SARSEP plan was in effect on December 31, 1996. These salary reduction contributions may not exceed $9,500 in 1997, which is indexed for inflation. Employees of tax-exempt organizations and state or local government agencies have never been eligible for the salary reduction type of SEP.

TAXATION OF DISTRIBUTIONS. Generally, distribution payments from SEPs are subject to the same distribution rules described above for IRAs.

REQUIRED DISTRIBUTIONS. SEP distributions are subject to the same minimum required distribution rules described above for IRAs.

TAX-FREE ROLLOVERS. Generally, rollovers and direct transfers may be made to and from SEPs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers to other IRAs, excluding SIMPLE IRAs are also possible. Special rules apply if the rollover is from a SARSEP IRA.

SECTION 408(p) SIMPLE IRA PLANS

PURCHASE PAYMENTS: Under Section 408(p) of the Code, small employers may establish a type of IRA plan referred to as a Savings Incentive Match Plan for Employees (SIMPLE Plan). An employee may contribute annually through his or her employer a pre-tax salary reduction contribution not to exceed the lesser of $6,000 or 100% of compensation. The employer must annually either (1) match the employee contribution dollar for dollar up to 3% of pay, or (2) make a 2% of pay contribution for each eligible employee regardless of whether the employee makes any salary reduction contribution. In two out of every five years, the employer has the option to reduce the matching contribution as low as 1% of pay but advance notice must be provided to employees.

TAXATION OF DISTRIBUTIONS: Generally, distributions from SIMPLE IRA Plans are subject to the same distribution rules described above for IRAs. However, if an individual withdraws any amount from his SIMPLE IRA Plan within the first two years of his or her commencement of participant in the employer's SIMPLE IRA Plan, the 10% penalty tax for premature distribution, if such tax applies, will be increased to 25%.

REQUIRED DISTRIBUTIONS: SIMPLE distributions are subject to the same minimum distribution rules described above for IRAs.

TAX-FREE ROLLOVERS: Generally, rollovers and direct transfers may be made to and from SIMPLE IRAs in the same manner as described above for IRAs, subject to the same conditions and limitations. Rollovers or transfers to other IRAs, other than SIMPLE IRAs, are also possible but only after the second anniversary of commencement of participation in the employer's SIMPLE IRA Plan.

SECTION 457 UNFUNDED DEFERRED COMPENSATION PLANS OF PUBLIC EMPLOYERS AND TAX-EXEMPT ORGANIZATIONS

PURCHASE PAYMENTS. Under Section 457 of the Code, all individuals who perform services for a state or local government or governmental agency may participate in a deferred compensation program. Other tax-exempt employers may establish unfunded deferred compensation plans under Section 457 for employees and/or independent contractors.

Though not actually a qualified plan as that term is normally used, this type of program allows individuals to defer the receipt of compensation that otherwise would be currently payable and therefore to defer the payment of federal income taxes on such amounts. Assuming that the program meets the requirements to be considered an eligible deferred compensation plan (an "EDCP"), an individual may contribute (and thereby defer from current income for tax purposes) the lesser of $7,500 or 33-1/3% of the individual's includible compensation. (Includible compensation means compensation from the employer which would be currently includible in gross income for federal tax purposes.) In addition, during the last three years before an individual attains normal retirement age, additional "catch-up" deferrals are permitted.

The amounts which are deferred may be used by the employer to purchase the Contracts offered by this Prospectus. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The employee has no rights or interest in the Contract and is entitled only to payment in accordance with the EDCP provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from an EDCP are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

DISTRIBUTIONS BEFORE SEPARATION FROM SERVICE. Distributions generally are not permitted under an EDCP prior to separation from service or reaching age 70 1/2, except in cases of severe financial hardship. Hardship distributions are includible in the gross income of the individual in the year in which paid.

REQUIRED DISTRIBUTIONS. The distribution requirements for these qualified plans are generally the same as described above with respect to Section 403(b) annuities. However, if distributions do not commence before the employee's death, the entire interest in the Contract must be distributed within 15 years if the beneficiary is not the employee's surviving spouse.

TAX-FREE TRANSFERS. The Code permits the tax-free direct transfer of EDCP amounts to another EDCP, subject to certain conditions. Any transfer must be with employer consent.

PRIVATE EMPLOYER UNFUNDED DEFERRED COMPENSATION PLANS

PURCHASE PAYMENTS. Private taxable employers may establish unfunded, non-qualified deferred compensation plans for a select group of management or highly compensated employees and/or for independent contractors. Certain arrangements of tax-exempt employers entered into prior August 16, 1986, and not subsequently modified, are also subject to the rules for private taxable employer deferred compensation plans discussed below. (Unfunded deferred compensation plans of other tax-exempt employers are generally subject to the requirements of Section 457.)

These types of programs allow individuals to defer receipt of up to 100% of compensation which would otherwise be includible in income and therefore to defer the payment of federal income taxes on such amounts. Purchase payments made by the employer, however are not immediately deductible by the employer, and the employer is currently taxed on any increase in Contract Value.

Deferred compensation plans represent a contractual promise on the part of the employer to pay current compensation at some future time. The Contract is owned by the employer and is subject to the claims of the employer's creditors. The individual has no right or interest in the Contract and is entitled only to payment from the employer's general assets in accordance with plan provisions.

TAXATION OF DISTRIBUTIONS. Amounts received by an individual from a private employer deferred compensation plan are includible in gross income for the taxable year in which such amounts are paid or otherwise made available.

EXCESS DISTRIBUTIONS--15% TAX.

Certain persons, particularly those who participate in more than one tax-qualified retirement plan, may be subject to an additional tax of 15% on certain excess aggregate distributions from those plans. In general, excess distributions are taxable distributions for all tax qualified plans in excess of a specified annual limit for payments made in the form of an annuity (currently $160,000) or five times the annual limit for lump sum distributions.

WITHHOLDING

Annuity payments and other amounts received under Contracts are subject to income tax withholding unless the recipient elects not to have taxes withheld. The amounts withheld will vary among recipients depending on the tax status of the individual and the type of payments from which taxes are withheld.

Notwithstanding the recipient's election, withholding may be required with respect to certain payments to be delivered outside the United States and, with respect to certain distributions from certain types of qualified retirement plans, unless the proceeds are transferred directly to another qualified retirement plan. Moreover, special "backup withholding" rules may require First Fortis to disregard the recipient's election if the recipient fails to supply First Fortis with a "TIN" or taxpayer identification number (social security number for individuals), or if the Internal Revenue Service notifies First Fortis that the TIN provided by the recipient is incorrect.

OTHER INFORMATION

First Fortis relies upon a SEC no-action letter dated December 22, 1988 providing relief from certain restrictions provided in the Investment Company Act of 1940 relative to restrictions on redemptions and it complies with its conditions.

VARIABLE ACCOUNT FINANCIAL STATEMENTS

[to be filed by subsequent post-effective amendment]

APPENDIX A

PERFORMANCE INFORMATION

In advertising and other sales material for the Contracts, yield and total return information for the Subaccounts of the Variable Account may be included. The information below provides investment results for each of the Subaccounts of Separate Account A. The results shown in this section are not an estimate or guarantee of future investment performance, and do not represent the actual experience of amounts invested by a particular Contract Owner. The investment experience for each Subaccount reflects the investment performance of the separate investment Portfolio currently funding such Subaccount for the periods stated, except that for periods prior to the time when the Contracts become available, such results were calculated by applying all applicable charges and fees at the Separate Account level for the Contracts, as listed below, to the historical Portfolio performance for such prior periods.

YIELD CALCULATIONS

Yield information for the Money Market Subaccount will be based on the seven days ended on a specified date. It will be computed by determining the net change, exclusive of capital changes, in the value of a hypothetical pre-existing account (after the deduction of all asset based charges) having a balance of one Accumulation Unit at the beginning of the period and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return , and multiplying the base period return by (365/7), with the resulting yield figure carried to the nearest hundredth of one percent. The seven day yield for the Money Market Subaccount as of December 31, 1997 was ____%.

An effective yield may also be quoted for the Money Market Subaccount. Effective yield is calculated by compounding the current yield as follows:

                                                    (365/7)
     Effective Yield =     [(Base Period Return + 1)       ]  - 1


The seven day effective yield for the Money Market Subaccount as of December 31, 1997 was ____5%.

Yield information for the other Subaccounts will be based on the thirty days ended on a specified date and carried to the nearest hundredth of a percent, according to the following formula:

                     |  / A-B    \ (6)    |
                    2| |  --- +1  |     -1|
                     |  \ CD     /        |

Where:
     A = net investment income earned during the period by the Portfolio whose shares are owned by the Subaccount,

     B = expenses accrued for the period,

     C = the average daily number of Accumulation Units outstanding during the period, and

     D = the offering price per Accumulation Unit at the end of the last day of the period.

The following table sets figures for the thirty days ended December 31, 1997.

          Subaccount                          Yield
          ----------                          -----
     U.S. Government Securities. . . . . . . . . . . %
     Diversified Income  . . . . . . . . . . . . . . %
     High Yield. . . . . . . . . . . . . . . . . . . %
     Global Bond . . . . . . . . . . . . . . . . . . %

TOTAL RETURN CALCULATIONS

Total return information will be given for the one year and five year periods ended on a specific date, provided that, if the registration statement has been effective for a Subaccount only during a shorter period, then such shorter period will be used.

AVERAGE ANNUAL TOTAL RETURN CALCULATIONS

Total average annual compounded rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:
             (n)
     P(1 + T)   = CSV

Where:    P = a hypothetical initial purchase payment of $1000,

          T = average annual total return,

          n = number of years, and

          CSV = end of period Cash Surrender Value of hypothetical $1000 purchase payment made at the beginning of the period.

The following table shows total average annual rates of return for the period indicated:


                              ONE YEAR PERIOD     FIVE YEAR PERIOD    COMMENCEMENT OF
                              ENDING              ENDING              PORTFOLIO (1) TO
SUBACCOUNT                    DEC. 31, 1997       DEC. 31, 1997(1)    DECEMBER 31, 1997
----------                    -------------       ----------------    -----------------
Growth Stock
U.S. Government Securities
Diversified Income
Asset Allocation
Global Growth
High Yield
Growth & Income
Aggressive Growth
Global Bond
Global Asset Allocation
International Stock
Value
Blue Chip Stock
S & P 500 Index


--------------------
(1) Commencing with effective date of initial registration statement for Global Growth Subaccount on May 1, 1992, U.S. Government Securities Subaccount on May 1, 1989, High Yield Subaccount, Growth & Income Subaccount, and Aggressive Growth Subaccount on May 1, 1994, Global Bon Subaccount, Global Asset Allocation Subaccount, International Stock Subaccount on January 2, 1995, Value Subaccount, Blue Chip Stock Subaccount, and S & P 500 Index Subaccount on January 1, 1996, and for all other Subaccounts on May 2, 1988.

CUMULATIVE TOTAL RETURN CALCULATIONS

Total cumulative rates of return for each period will be computed to the nearest one hundredth of a percent, according to the following formula:

     CTR = (CSV - P)  100
           ---------
              P

Where:    P = a hypothetical initial purchase payment of $1,000,

          CTR = cumulative total return, and

          CSV = end of period Cash Surrender Value of hypothetical $1,000 purchase payment made at the beginning of the period.



                              ONE YEAR PERIOD     FIVE YEAR PERIOD    COMMENCEMENT OF
                              ENDING              ENDING              PORTFOLIO (1) TO
SUBACCOUNT                    DEC. 31, 1997       DEC. 31, 1997(1)    DEC. 31, 1997
----------                    --------------      ----------------    ---------------
Growth Stock
U.S. Government Securities
Diversified Income
Asset Allocation
Global Growth
High Yield
Growth & Income
Aggressive Growth
Global Bond
Global Asset Allocation
International Stock
Value
Blue Chip Stock
S & P 500 Index



--------------------
(1) Commencing with effective date of initial registration statement for Global Growth Subaccount on May 1, 1992, U.S. Government Securities Subaccount on May 1, 1989, High Yield Subaccount, Growth & Income Subaccount, and Aggressive Growth Subaccount on May 1, 1994, Global Bond Subaccount, Global Asset Allocation Subaccount, International Stock Subaccount on January 2, 1995, Value Subaccount, Blue Chip Subaccount and S & P 500 Index Subaccount on January 1, 1996, and for all other Subaccounts on May 2, 1988.

Yield figures do not reflect any surrender charge, and yield and total return figures do not reflect any premium tax charge. Yield and total return figures do reflect the reimbursement of certain Fortis Series expenses. Current Fixed Account effective annual rates of interest may also be quoted in advertising and other sales materials, and these rates do not reflect any deductions or charges.

First Fortis may advertise its relative performance as compiled by outside organizations. Following is a list of ratings services which may be referred to in advertisements, along with the category in which the applicable Subaccount is included:

                               Global Growth Subaccount

          Rating Service                               Category
          --------------                               --------

          Morningstar Publications, Inc.               international stock
          Lipper Analytical Services, Inc.             global


                               Growth Stock Subaccount

          Rating Service                               Category
          --------------                               --------

          Morningstar Publications, Inc.               growth
          Lipper Analytical Services, Inc.             capital appreciation

                             Asset Allocation Subaccount

          Morningstar Publications, Inc.               balanced
          Lipper Analytical Services, Inc.             flexible portfolios


                            Diversified Income Subaccount

          Morningstar Publications, Inc.               corporate bond
          Lipper Analytical Services, Inc.             general bond


                              U.S. Government Subaccount

          Morningstar Publications, Inc.               U.S. government bond
          Lipper Analytical Services, Inc.             U.S. government


                               Money Market Subaccount

          Morningstar Publications, Inc.               money market
          Lipper Analytical Services, Inc.             money market


                            International Stock Subaccount

          Morningstar Publications, Inc.               international stock
          Lipper Analytical Services, Inc.             international equity


                          Global Asset Allocation Subaccount

          Rating Service                               Category
          --------------                               --------

          Morningstar Publications, Inc.               balanced
          Lipper Analytical Services, Inc.             global flexible


                                Global Bond Subaccount

          Morningstar Publications, Inc.               international bond
          Lipper Analytical Services, Inc.             world income


                             Aggressive Growth Subaccount

          Morningstar Publications, Inc.               aggressive growth
          Lipper Analytical Services, Inc.             small company growth


                             Growth and Income Subaccount

          Morningstar Publications, Inc.               growth and income
          Lipper Analytical Services, Inc.             growth and income

                                High Yield Subaccount

          Morningstar Publications, Inc.               high yield
          Lipper Analytical Services, Inc.             high current yield


                              Blue Chip Stock Subaccount

          Morningstar Publications, Inc.               growth
          Lipper Analytical Services, Inc.             growth


                                   Value Subaccount

          Morningstar Publications, Inc.               growth
          Lipper Analytical Services, Inc.             growth


                              S & P 500 Index Subaccount

          Morningstar Publications, Inc.               growth & income
          Lipper Analytical Services, Inc.             S & P 500 Index


ADDITIONAL PERFORMANCE INFORMATION

Additionally, from time to time, First Fortis may include in advertising the net effective annual yield of an investment in a Contract as compared with the current before-tax and after-tax yield of CD's (insured fixed rate certificates of deposit issued by financial institutions). While the yield may be compared to that of CD's, the yield of a variable Subaccount is not fixed and an investment in a Contract is not FDIC insured.

                                        PART C
                                  OTHER INFORMATION

Item 24.  FINANCIAL STATEMENTS AND EXHIBITS

     a.   Financial Statements

          Included in Part A:

          With Respect to First Fortis Life Insurance Company:

          (The following to be filed by post-effective amendment)

               Report of Independent Auditors
               Balance Sheets as of December 31, 1997 and 1996
               Statements of Operations for the years ended
                    December 31, 1997, 1996 and 1995
               Statements of Changes in Shareholder's Equity for the years ended December 31, 1997, 1996, and 1995
               Statements of Cash Flows for the years ended December 31, 1997,
                    1996 and 1995
               Notes to Financial Statements

          Included in Part B:

          With Respect to Separate Account A of First Fortis Life Insurance
          Company:

          (The following to be filed by post-effective amendment)

               Report of Independent Auditors
               Statement of Net Assets for the year ended December 31, 1997 Statement of Changes in Net Assets for the year ended
                    December 31, 1997
               Notes to Financial Statements

     b.   Exhibits:

          1. Resolution of the Board of Directors of First Fortis Life Insurance Company effecting the establishment of Separate Account A - filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993, and incorporated by reference.

          2.   Not applicable.

          3. (a) Form of Principal Underwriter and Servicing Agreement - filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.


               (b) Form of Dealer Sales Agreement - filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.

               (c) Form of Supplement to Dealer Sales Agreement - filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 11, 1994 and is incorporated by reference.

          4. (a) Form of Combination Fixed and Variable Annuity Contract -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (b) Form of IRA Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (c) Form of Section 403(b) Annuity Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (d) Form of Automatic Portfolio Rebalancing Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (e) Form of Systematic Withdrawal Option Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

               (f) Form of Systematic Transfer Endorsement -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

          5. Form of Application to be used in connection with Contract -- filed as a part of this Form N-4 Registration Statement No. 33-71686 on April 27, 1995, and incorporated by reference.

          6. (a) Charter of First Fortis Life Insurance Company -- filed as a part of Form 10-K, File No. 33-71690 on March 29, 1996, and incorporated by reference.

               (b) By-laws of First Fortis Life Insurance Company -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

          7.   None.

          8. Administrative Service Agreement -- filed as a part of Form 10-K, File No. 33-71690 on March 29, 1996, and incorporated by reference.

          9. Opinion and consent of David A. Peterson, Esq., Corporate Counsel of Fortis Benefits Insurance Company, as to the legality of the securities being registered -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

          10. (a) Consent of Ernst & Young LLP--to be filed by post-effective amendment.

               (b) Power of Attorney for Messrs. Rutherfurd, Freedman and Madame Gharib -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

               (c) Power of Attorney for Messrs. Gardner, Nelson and Galston -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on November 15, 1993.

               (d) Power of Attorney for Messrs. Keller and Kopperud -- filed as a part of this Form N-4, Registration Statement No. 33-71686 on April 27, 1995.

          11.  Not applicable.

          12.  Not applicable.

          13. Schedules of computation of each performance quotation provided in the registration statement pursuant to Item 21--to be filed by post-effective amendment.

Item 25.  DIRECTORS AND OFFICERS OF FIRST FORTIS

     The directors, executive officers, and other officers of First Fortis are listed below.

Name and Principal
 Business Address
------------------

Officer-Director                   Office With Depositor
----------------                   ---------------------
Zafar Rashid (3)                   President and Chief Executive Officer

Allen R. Freedman (3)              Chairman of Board


Terry J. Kryshak (2)               Sr. Vice President and Chief
                                   Administrative Officer

Larry M. Cains (3)                 Treasurer

Other Directors                    Office With Depositor
---------------                    ---------------------

Susie Gharib
CNBC
424 W. 33rd Street
New York, NY  10001


Guy Gerard Rutherfurd, Jr.
Dean Witter
2 World Trade Center, 72nd Floor
New York, NY  10048


Dale Edward Gardner
Gardner & Buhl
Bridge Street
Roxbury, NY  12474

Kenneth W. Nelson
Tech Products, Inc.
15 Beach Street
Staten Island, NY 10304


Clarence Elkus Galston
10 Longwood Dr. Apt. 330
Westwood, MA  02090


Robert B. Pollock
2323 Grand Boulevard
Kansas City, MO 44108

Dean C. Kopperud (1)

Thomas M. Keller
501 W. Michigan
Milwaukee, WI 53201


Other Officers
--------------

Jerome A. Atkinson (3)             Secretary


Barbara R. Hege (3)                Assistant Treasurer


Melissa J. Talham (3)              Assistant Treasurer

Paula M. SeGuin (2)                Assistant Secretary

Katherine L. Katsidhe (3)          Assistant Secretary
-------------------------
(1)  Address:  Fortis Benefits Insurance Company, 500 Bielenberg Drive,
               Woodbury, MN 55125.

(2)  Address:  220 Salina Meadows Parkway, Suite 255, Syracuse, NY 13220.

(3)  Address:  Fortis, Inc., One Chase Manhattan Plaza, New York, NY 10005.

Item 26.  PERSONS CONTROLLED BY OR UNDER CONTROL WITH THE DEPOSITOR OR
REGISTRANT

Separate Account A of First Fortis Life Insurance Company is a separate account of First Fortis. This separate account, and Fortis Series Fund, Inc. may be deemed to be controlled by First Fortis, although First Fortis follows voting instructions of variable insurance contract owners with respect to voting on certain important matters in connection with these entities. This separate account is created under New York law and is the funding media for variable annuity contracts issued by First Fortis.

The chart indicating the persons controlled by or under common control with First Fortis was filed as Exhibit 26 to this Form N-4 Registration Statement No. 33-71686 on April 11, 1994. First Fortis has no subsidiaries.

Items 27. NUMBER OF CONTRACT OWNERS

     As of March 31, 1998 there were ____ Contract Owners.

Item 28.  INDEMNIFICATION

Pursuant to the Principal Underwriter and Administrative Servicing Agreement filed as Exhibit 3(a) and (b) to this Registration Statement and incorporated by this reference, First Fortis has agreed to indemnify Fortis Investors (and its agents, employees, and controlling persons) for damages and expenses arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, unless the misstatement or omission was based on information supplied by Fortis Investors; provided, however, that no such indemnity will be made to Fortis Investors or its controlling persons for liabilities to which they would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations under such agreement. This indemnity could apply to certain directors, officers or controlling persons of the Separate Account by virtue of the fact that they are also agents, employees or controlling persons of Fortis Investors. Pursuant to the Principal Underwriter and Servicing Agreement, Fortis Investors has agreed to indemnify Separate Account A, First Fortis, and each of its officers, directors and controlling persons for damages and expenses
(1) arising out of certain material misstatements and omissions in connection with the offer and sale of the Contracts, if the misstatement or omission was based on information furnished by Fortis Investors or (2) otherwise arising out of Fortis Investors' negligence, bad faith, willful misfeasance or reckless disregard of its responsibilities. Pursuant to its Dealer Sales Agreements, a form of which is filed as Exhibit 3 (c) and (d) to this registration statement and is incorporated herein by this reference, firms that sell the Contracts agree to indemnify First Fortis, Fortis Investors, the Separate Account, and their officers, directors, employees, agents, and controlling persons from liabilities and expenses arising out of the wrongful conduct or omissions of said selling firm or its officers, directors, employees, controlling persons or agents.

Also, First Fortis' By-Laws (see Article VII, which is incorporated herein by reference from Exhibit 6(b) to this Registration Statement) provide for indemnity and payment of expenses of First Fortis' officers and directors in connection with certain legal proceedings, judgments, and settlements arising by reason of their service as such, all to the extent and in the manner permitted by law. Applicable New York law generally permits payment of such indemnification and expenses if the person seeking indemnification has acted in good faith and for a purpose that he reasonably believed to be in, or not opposed to, the best interests of the Company, and, in a criminal proceeding, if the person seeking indemnification also has no reasonable cause to believe his conduct was unlawful. No indemnification is further permitted to an individual if there has been an adjudication, and a judgement rendered adverse to the individual seeking indemnification, finding that the acts were committed in bad faith, as the result of active and deliberate dishonesty, or that there was personal gain, financial profit, or other advantage which he or she was not otherwise legally entitled.

Insofar as indemnification for any liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of First Fortis or the Separate Account pursuant to the foregoing provisions, or otherwise, First Fortis and the Separate Account have been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by First Fortis of expenses incurred or paid by a director, officer or controlling person of First Fortis or the Separate Account in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS

     (a) Fortis Investors, Inc. is the principal underwriter for Variable Account A. Fortis Investors, Inc. also acts as the principal underwriter for the following registered investment companies (in addition to Separate Account A and Fortis Series Fund, Inc.):
          Variable Account C and D of Fortis Benefits Insurance Company, Fortis Advantage Portfolios, Inc., Fortis Equity Portfolios, Inc., Fortis Fiduciary Fund, Inc., Fortis Growth Fund, Inc., Fortis Money Portfolios, Inc., Fortis Tax-Free Portfolios, Inc., and Fortis Income Portfolios, Inc.

     (b) The following table sets forth certain information regarding the officers and directors of the principal underwriter, Fortis Investors,
          Inc.:

Name and Principal                 Positions and Offices
 Business Address                     with Underwriter
------------------                 ---------------------

Roger W. Arnold *                  Vice President

Robert W. Beltz, Jr.*              Vice President

Jeffrey R. Black *                 Business Development and Sales Desk Officer

Mark C. Cadalbert*                 Compliance Officer

Peter M. Delahanty *               Vice President

Tamara L. Fagely*                  2nd Vice President

Joanne M Herron*                   Assistant Treasurer

John E. Hite*                      Vice President & Assistant Secretary

Carol M. Houghtby*                 Vice President & Treasurer

Dean C. Kopperud*                  President and Director

Christine D. Pawlenty *            Custom Solutions Group Officer

Mary B. Petersen *                 2nd Vice President

Scott R. Plummer*                  Vice President & Corporate Counsel

-------------------------
*    Address: 500 Bielenberg Drive, Woodbury, MN 55125.

     (c) None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 and 31a-3 thereunder are maintained by First Fortis, Fortis Investors, Inc. and Fortis Advisers, Inc., at 500 Bielenberg Drive, Woodbury, Minnesota 55125 and 220 Salina Meadows Parkway, Suite 255, Syracuse, New York 13220.

Item 31.  MANAGEMENT SERVICES


First Fortis entered into an Administrative Services Agreement with Fortis Benefits Insurance Company which is dated March 1, 1994 and which has been subsequently amended. Pursuant to that agreement, Fortis Benefits provides certain management and management support services, as generally described below, to First Fortis and Fortis Benefits is reimbursed by First Fortis for these services on the basis of Fortis Benefits' costs, apportioned on an equitable basis, for providing those services. The services which Fortis Benefits provides pursuant to that agreement relating to First Fortis' group life, health, and disability insurance business and its individual annuity business are generally as follows: (1) in-house legal services, (2) computer hardware and systems services for maintenance of corporate accounting and policyholder records, and (3) training services for new products. Fortis Benefits additionally provides actuarial services, including product development, pricing, valuation and compliance services. Prior to 1994, Fortis Benefits provided more extensive services to First Fortis relating to its group life, health, and disability insurance business.


Additionally, pursuant to an agreement with Fortis, Inc. and Fortis Advisers, Inc., Fortis, Inc. and Fortis Advisers, Inc. provide First Fortis with investment and general management services.

First Fortis paid the above-described affiliates the following sums for these services for its fiscal year ended December 31, 1995, December 31, 1996, and December 31, 1997, respectively: $1,581,000, $1,648,000 and ________________.

Item 32.  UNDERTAKINGS

The Registrant hereby undertakes:

     (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

     (b) to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a toll-free phone number, postcard, or similar written communication affixed to or included in the Prospectus that the applicant can call or remove to send for a Statement of Additional Information;

     (c) to deliver a Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.



First Fortis Life Insurance Company represents:

     (a) that the fees and charges imposed under the provisions of the Contract covered by this registration statement, in the aggregate, are reasonable in relation to the services to be rendered by the Registrant associated with the Contracts, the expenses to be incurred by the Registrant associated with the Contracts, and the risks assumed by the Registrant associated with the Contracts.

The Registrant intends to rely on the no-action response dated November 28, 1988 from Ms. Angela C. Goelzer of the Commission staff to the American Council of Life Insurance concerning the redeemability of Section 403(b) annuity contracts and the Registrant has complied with the provisions of paragraphs (1) -(4) thereof.

                                      SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf in the Town of Salina, County of Onondaga, State of New York on this 24th day of February, 1998.

                              SEPARATE ACCOUNT A OF
                              FIRST FORTIS LIFE INSURANCE COMPANY
                                   (Registrant)
                              By: FIRST FORTIS LIFE INSURANCE COMPANY


                              By:    /s/ Zafar Rashid
                                 ---------------------------------------
                                   Zafar Rashid
                                   President and Chief Executive Officer
                                   (Principal Executive Officer)


                              FIRST FORTIS LIFE INSURANCE COMPANY
                                   (Depositor)


                              By:    /s/ Zafar Rashid
                                 ---------------------------------------
                                   Zafar Rashid
                                   President and Chief Executive Officer
                                   (Principal Executive Officer)


As required by the Securities Act of 1933 and the Investment Company Act of 1940, this amended Registration Statement has been signed by the following persons, in the capacities indicated, on February 24, 1998..

Signature                          Title With First Fortis
---------                          -----------------------

  /s/ Terry J. Kryshak             Sr. Vice President and Chief
------------------------------     Administrative Officer and Director
 Terry J. Kryshak                  (Principal Executive Officer)


  /s/ Larry M. Cains               Treasurer and Director
------------------------------     (Principal Financial Officer)
 Larry M. Cains


  /s/ Barbara R. Hege              Chief Accounting Officer
------------------------------     (Principal Accounting Officer)
 Barbara R. Hege

*                                  Chairman of Board and Director
------------------------------
 Allen Royal Freedman


*                                  Director
------------------------------
 Susie Gharib


*                                  Director
------------------------------
 Guy Gerard Rutherfurd, Jr.


*                                  Director
------------------------------
 Dale Edward Gardner


*                                  Director
------------------------------
 Kenneth Warwick Nelson


  /s/ Robert B. Pollock            Director
------------------------------
 Robert B. Pollock


  /s/ Dean C. Kopperud             Director
------------------------------
 Dean C. Kopperud


*                                  Director
------------------------------
 Thomas M. Keller


*                                  Director
------------------------------
 Clarence Elkus Galston


*By   /s/ Terry J. Kryshak
   ---------------------------
     Terry J. Kryshak
     Attorney-in-fact

EXHIBIT INDEX

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